UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 6 of its series: Allspring Government Money Market Fund, Allspring Heritage Money Market Fund, Allspring Money Market Fund, Allspring 100% Treasury Money Market Fund, Allspring National Tax-Free Money Market Fund and Allspring Treasury Plus Money Market Fund

Date of reporting period: January 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

2

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Government Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Government Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of January 31, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (WFTXX)	11-8-1999	4.65	1.54	0.94	0.59	0.58
Administrator Class (WTRXX)	6-30-2010	4.95	1.72	1.10	0.35	0.30
Institutional Class (WOTXX)[3]	10-31-2014	5.06	1.78	1.16	0.23	0.20
Roberts & Ryan Class (RRAXX)[4]	10-20-2023	5.03	1.78	1.16	0.23	0.20
Service Class (NWTXX)	12-3-1990	4.74	1.59	0.99	0.52	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.20% for
Roberts & Ryan Class and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Roberts & Ryan
Class shares and Institutional Class shares have the same expenses.

Yield summary (%) as of January 31, 2024
	Class A	Administrator Class	Institutional Class	Roberts & Ryan Class	Service Class
7-day current yield[1]	4.82	5.10	5.20	5.20	4.90
7-day compound yield	4.94	5.23	5.33	5.34	5.02
30-day simple yield	4.82	5.10	5.20	5.20	4.90
30-day compound yield	4.93	5.22	5.32	5.33	5.01

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.80%, 5.05%, 5.17%, 5.18% and 4.88% for Class A,
Administrator Class, Institutional Class, Roberts & Ryan Class and Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Short-term interest rates rose another 1.00% during the fiscal year that ended January 31, 2024, as the U.S. Federal Reserve (Fed) attempted to reduce inflation by raising its target range for the federal funds rate from 4.25% to 4.50% at the beginning of the year to 5.25% to 5.50% at year-end. This represented a continuation of the fight against inflation that began in the preceding year, when the Fed raised rates to 4.25% from the prior zero lower bound. By tightening monetary policy, the Fed intended to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce the rate of inflation. The Fed also continued to allow the U.S. Treasury and mortgage-backed securities in its portfolio to mature without reinvestment—which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening—throughout the year.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
By the end of the year, the Fed judged it had made significant progress in bringing the inflation rate down and concluded it was likely done raising rates. After beginning the fiscal year at 5.4%, the Personal Consumption Expenditures Price Index,† the Fed’s preferred price measure, ended the fiscal year at 2.6%, much closer to its target of 2%. Inflation fell but economic growth was strong, with gross domestic product growth averaging 3.1% over calendar-year 2023. In addition, the labor market was resilient in the face of higher interest rates, with the unemployment rate rising only 0.2%, from 3.5% to 3.7%, over the fiscal year. Overall, as of the end of the year, the Fed appeared to have lowered inflation without significantly impairing the job market.
Interest rates on all categories of government money market securities rose nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 4.66% at the beginning of the 12-month period before rising to 5.27% at fiscal year-end. Similarly, 6-month T-bills yielded 4.78% and 5.11% at the beginning and end of the fiscal year, respectively.

Our investment strategy remained consistent. We invested in T-bills and U.S. Treasury notes—including floating-rate notes—while taking into account the Fund’s overall level of liquidity and average maturity and seeking to maintain a stable $1.00 net asset value.
Effective maturity distribution as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
The Fed had to raise interest rates higher and hold them there longer than most market participants had anticipated. The robust fiscal and monetary responses to the pandemic had preserved demand, while the pandemic had impaired complex supply chains. That imbalance spurred the spike in inflation, which the Fed has spent the past two years addressing. Inflation’s decline over the past year has led the Fed to conclude it is probably done raising rates and will likely be reducing them sometime in the upcoming year. Risks remain two-sided. Wage pressures driven by a still-strong labor market may buoy services inflation and arrest the decline in inflation, requiring the Fed to keep rates higher than markets currently project. On the other hand, the higher interest rates of the past year may still materially slow the economy—perhaps leading to a recession, which could result in more significant rate cuts. Apart from interest rates, the Fed has signaled that it may slow its quantitative tightening sometime in the next year as it seeks to arrive at a balance sheet size sufficient for it to maintain tight control over monetary policy.
†The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

Government Money Market Funds | 7

Performance highlights (unaudited)

Weighted average maturity as of January 31, 2024[1]
49 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2024[1]
90 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8 | Government Money Market Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.63	$2.96	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Administrator Class
Actual	$1,000.00	$1,026.07	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,026.58	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Roberts & Ryan Class
Actual	$1,000.00	$1,026.29	$0.56	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,025.04	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Government Money Market Funds | 9

Portfolio of investments—January 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 105.31%
U.S. Treasury Bills☼	4.67%	1-23-2025	$60,000,000	$57,268,950
U.S. Treasury Bills☼	4.70	12-26-2024	20,000,000	19,155,932
U.S. Treasury Bills%%☼	4.97	6-4-2024	250,000,000	245,750,121
U.S. Treasury Bills☼	5.09	7-18-2024	50,000,000	48,831,933
U.S. Treasury Bills%%☼	5.10	8-1-2024	50,000,000	48,735,669
U.S. Treasury Bills☼	5.11	7-25-2024	50,000,000	48,778,707
U.S. Treasury Bills☼	5.12	7-11-2024	60,000,000	58,648,271
U.S. Treasury Bills☼	5.15	7-5-2024	30,000,000	29,346,029
U.S. Treasury Bills☼	5.18	6-27-2024	50,000,000	48,959,260
U.S. Treasury Bills☼	5.19	3-14-2024	600,000,000	596,306,567
U.S. Treasury Bills☼	5.22	5-2-2024	280,000,000	276,290,411
U.S. Treasury Bills☼	5.26	5-28-2024	250,000,000	245,793,281
U.S. Treasury Bills☼	5.26	6-6-2024	150,000,000	147,284,700
U.S. Treasury Bills☼	5.27	5-14-2024	200,000,000	197,033,672
U.S. Treasury Bills☼	5.27	5-21-2024	200,000,000	196,832,962
U.S. Treasury Bills☼	5.27	6-13-2024	50,000,000	49,042,585
U.S. Treasury Bills☼	5.29	5-7-2024	200,000,000	197,224,707
U.S. Treasury Bills☼	5.29	10-3-2024	70,000,000	67,519,715
U.S. Treasury Bills☼	5.30	4-23-2024	250,000,000	247,028,924
U.S. Treasury Bills☼	5.30	4-30-2024	200,000,000	197,422,313
U.S. Treasury Bills☼	5.30	5-23-2024	80,000,000	78,702,892
U.S. Treasury Bills☼	5.32	4-2-2024	200,000,000	198,225,239
U.S. Treasury Bills☼	5.32	4-9-2024	200,000,000	198,021,861
U.S. Treasury Bills☼	5.33	4-16-2024	200,000,000	197,815,417
U.S. Treasury Bills☼	5.33	4-25-2024	275,000,000	271,632,767
U.S. Treasury Bills☼	5.33	5-30-2024	100,000,000	98,267,062
U.S. Treasury Bills☼	5.34	5-9-2024	80,000,000	78,855,469
U.S. Treasury Bills☼	5.35	4-4-2024	250,000,000	247,696,300
U.S. Treasury Bills☼	5.35	4-11-2024	300,000,000	296,929,431
U.S. Treasury Bills☼	5.35	4-18-2024	285,000,000	281,790,150
U.S. Treasury Bills☼	5.35	5-16-2024	85,000,000	83,695,339
U.S. Treasury Bills☼	5.36	2-22-2024	200,000,000	199,384,685
U.S. Treasury Bills☼	5.36	3-7-2024	200,000,000	198,975,181
U.S. Treasury Bills☼	5.36	3-19-2024	650,000,000	645,528,067
U.S. Treasury Bills☼	5.36	3-21-2024	200,000,000	198,566,205
U.S. Treasury Bills☼	5.36	3-26-2024	200,000,000	198,419,900
U.S. Treasury Bills☼##	5.36	3-26-2024	400,000,000	396,836,200
U.S. Treasury Bills☼	5.36	3-28-2024	200,000,000	198,358,344
U.S. Treasury Bills☼	5.37	2-8-2024	200,000,000	199,794,618
U.S. Treasury Bills☼	5.37	2-13-2024	1,852,250,000	1,848,987,862
U.S. Treasury Bills☼	5.37	2-15-2024	200,000,000	199,588,915
U.S. Treasury Bills☼	5.37	2-20-2024	1,850,000,000	1,844,839,310
U.S. Treasury Bills☼	5.37	3-12-2024	600,000,000	596,480,445
U.S. Treasury Bills☼	5.38	2-1-2024	327,390,000	327,390,000
U.S. Treasury Bills☼	5.38	2-6-2024	1,600,000,000	1,598,823,611
U.S. Treasury Bills☼	5.38	2-27-2024	1,100,000,000	1,095,794,212
U.S. Treasury Bills☼	5.38	2-29-2024	850,000,000	846,502,411
U.S. Treasury Bills☼	5.39	3-5-2024	600,000,000	597,084,405
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.33%	7-31-2024	$90,000,000	$89,999,990
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±		5.42	7-31-2025	190,000,000	189,859,922
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±		5.43	10-31-2024	100,000,000	99,927,216
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##		5.46	4-30-2025	470,000,000	470,111,598
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##		5.46	10-31-2025	420,000,000	419,797,649
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±		5.49	1-31-2025	150,000,000	150,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±		5.54	1-31-2026	70,000,000	70,000,000
U.S. Treasury Notes		0.38	8-15-2024	90,000,000	87,651,471
U.S. Treasury Notes		0.63	10-15-2024	40,000,000	38,690,551
U.S. Treasury Notes		0.75	11-15-2024	50,000,000	48,304,947
U.S. Treasury Notes		1.13	1-15-2025	60,000,000	57,960,631
U.S. Treasury Notes		1.38	1-31-2025	10,000,000	9,666,624
U.S. Treasury Notes		1.50	11-30-2024	20,000,000	19,445,815
U.S. Treasury Notes		1.75	12-31-2024	60,000,000	58,241,812
U.S. Treasury Notes		2.25	11-15-2024	30,000,000	29,323,368
U.S. Treasury Notes		2.25	12-31-2024	50,000,000	48,860,744
U.S. Treasury Notes		2.38	8-15-2024	50,000,000	49,194,418
U.S. Treasury Notes		3.00	7-31-2024	60,000,000	59,274,939
U.S. Treasury Notes		4.38	10-31-2024	20,000,000	19,843,722
Total U.S. treasury securities (Cost $18,262,396,424)					18,262,396,424
Total investments in securities (Cost $18,262,396,424)	105.31%				18,262,396,424
Other assets and liabilities, net	(5.31)				(920,296,198)
Total net assets	100.00%				$17,342,100,226

☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$18,262,396,424
Cash	8,339
Receivable for Fund shares sold	24,161,928
Receivable for interest	1,732,983
Prepaid expenses and other assets	440,890
Total assets	18,288,740,564
Liabilities
Payable for investments purchased	594,903,222
Payable for when-issued transactions	294,485,790
Dividends payable	28,513,748
Payable for Fund shares redeemed	24,185,817
Management fee payable	1,754,111
Administration fees payable	1,403,082
Accrued expenses and other liabilities	1,394,568
Total liabilities	946,640,338
Total net assets	$17,342,100,226
Net assets consist of
Paid-in capital	$17,341,947,204
Total distributable earnings	153,022
Total net assets	$17,342,100,226
Computation of net asset value per share
Net assets–Class A	$71,420,676
Shares outstanding–Class A1	71,418,100
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$344,068,944
Shares outstanding–Administrator Class[1]	344,055,975
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$11,665,347,228
Shares outstanding–Institutional Class[1]	11,664,894,016
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$101,460
Shares outstanding–Roberts & Ryan Class[1]	101,456
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$5,261,161,918
Shares outstanding–Service Class[1]	5,260,967,205
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$790,610,052
Expenses
Management fee	21,268,138
Administration fees
Class A	117,307
Administrator Class	457,242
Institutional Class	8,010,468
Roberts & Ryan Class[1]	22
Service Class	5,664,766
Shareholder servicing fees
Class A	141,766
Administrator Class	457,242
Service Class	11,801,595
Custody and accounting fees	101,140
Professional fees	119,574
Registration fees	483,862
Shareholder report expenses	79,056
Trustees’ fees and expenses	21,457
Other fees and expenses	240,544
Total expenses	48,964,179
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,876,706)
Administrator Class	(121,907)
Institutional Class	(631,632)
Net expenses	45,333,934
Net investment income	745,276,118
Net realized gains on investments	610,586
Net increase in net assets resulting from operations	$745,886,704
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$745,276,118		$216,092,725
Net realized gains on investments		610,586		106,371
Net increase in net assets resulting from operations		745,886,704		216,199,096
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,613,056)		(554,590)
Administrator Class		(22,214,954)		(7,357,000)
Institutional Class		(499,705,847)		(138,173,030)
Roberts & Ryan Class		(1,456)[1]		N/A
Service Class		(221,362,222)		(70,008,074)
Total distributions to shareholders		(745,897,535)		(216,092,694)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	74,170,889	74,170,889	24,596,262	24,596,262
Administrator Class	1,370,281,993	1,370,281,993	1,608,978,051	1,608,978,051
Institutional Class	40,211,606,724	40,211,606,724	32,845,394,582	32,845,394,582
Roberts & Ryan Class	100,000 [1]	100,000 [1]	N/A	N/A
Service Class	22,830,547,578	22,830,547,578	22,739,481,718	22,739,481,718
		64,486,707,184		57,218,450,613
Reinvestment of distributions
Class A	2,587,930	2,587,930	547,021	547,021
Administrator Class	13,516,880	13,516,880	5,382,871	5,382,871
Institutional Class	342,013,840	342,013,840	70,653,369	70,653,369
Roberts & Ryan Class	1,456 [1]	1,456 [1]	N/A	N/A
Service Class	73,066,874	73,066,874	21,667,659	21,667,659
		431,186,980		98,250,920
Payment for shares redeemed
Class A	(46,063,818)	(46,063,818)	(31,827,366)	(31,827,366)
Administrator Class	(1,457,019,771)	(1,457,019,771)	(1,632,886,943)	(1,632,886,943)
Institutional Class	(35,854,154,502)	(35,854,154,502)	(36,747,937,814)	(36,747,937,814)
Service Class	(21,815,460,107)	(21,815,460,107)	(23,924,417,944)	(23,924,417,944)
		(59,172,698,198)		(62,337,070,067)
Net increase (decrease) in net assets resulting from capital share transactions		5,745,195,966		(5,020,368,534)
Total increase (decrease) in net assets		5,745,185,135		(5,020,262,132)
Net assets
Beginning of period		11,596,915,091		16,617,177,223
End of period		$17,342,100,226		$11,596,915,091
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.01	0.00 [1,2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.65%	1.42%	0.02%	0.14%	1.54%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.62%	0.61%	0.61%	0.63%
Net expenses	0.59%	0.50%*	0.06%*	0.31%*	0.60%
Net investment income	4.60%	1.27%	0.02%	0.15%	1.49%
Supplemental data
Net assets, end of period (000s omitted)	$71,421	$40,725	$47,409	$202,999	$468,360

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.95%	1.65%	0.01%	0.20%	1.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.34%	0.34%	0.36%
Net expenses	0.30%	0.28%*	0.06%*	0.22%*	0.30%
Net investment income	4.86%	1.73%	0.01%	0.19%	1.85%
Supplemental data
Net assets, end of period (000s omitted)	$344,069	$417,372	$435,818	$493,677	$554,447

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.06%	1.74%	0.01%	0.24%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.22%	0.24%
Net expenses	0.20%	0.19%*	0.06%*	0.18%*	0.20%
Net investment income	4.99%	1.54%	0.01%	0.17%	1.92%
Supplemental data
Net assets, end of period (000s omitted)	$11,665,347	$6,965,776	$10,797,673	$12,321,170	$7,564,485

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net realized gains	(0.00)[3]
Total distributions to shareholders	(0.01)
Net asset value, end of period	$1.00
Total return[4]	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.22%
Net expenses	0.20%
Net investment income	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.74%	1.49%	0.01%	0.15%	1.64%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.51%	0.53%
Net expenses	0.50%	0.44%*	0.06%*	0.25%*	0.50%
Net investment income	4.69%	1.46%	0.01%	0.12%	1.58%
Supplemental data
Net assets, end of period (000s omitted)	$5,261,162	$4,173,042	$5,336,278	$5,225,755	$4,230,537

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
20 | Government Money Market Funds

Notes to financial statements
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$18,262,396,424	$0	$18,262,396,424
Total assets	$0	$18,262,396,424	$0	$18,262,396,424
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Government Money Market Funds | 21

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2024 and January 31, 2023 were as follows:
	Year ended January 31
	2024	2023
Ordinary income	$745,857,369	$216,092,694
Long-term capital gain	40,166	0
As of January 31, 2024, distributable earnings on a tax basis consisted of $28,669,359 in undistributed ordinary income.
22 | Government Money Market Funds

Notes to financial statements
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring 100% Treasury Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
24 | Government Money Market Funds

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $40,166 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2024.
For the fiscal year ended January 31, 2024, $738,810,245 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, $581,254 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, 100% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Government Money Market Funds | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-orjautcn 03-24
AR0252 01-24

Government Money Market Funds

Allspring Government Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Government Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Government Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Government Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of January 31, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (WFGXX)	11-8-1999	4.68	1.57	0.96	0.59	0.58
Administrator Class (WGAXX)	7-31-2003	4.94	1.72	1.10	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	5.08	1.81	1.19	0.22	0.20
Roberts & Ryan Class (RNRXX)[3]	10-20-2023	5.05	1.80	1.18	0.22	0.20
Select Class (WFFXX)[4]	6-30-2015	5.15	1.86	1.23	0.18	0.14
Service Class (NWGXX)	11-16-1987	4.77	1.62	1.01	0.51	0.50
Sweep Class [5]	7-31-2020	4.77	1.54	0.70	0.52	0.50
Tribal Inclusion Class (AGTXX)[6]	11-3-2023	5.06	1.81	1.19	0.20	0.16
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A, Roberts & Ryan Class and Tribal Inclusion Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.34% for Administrator Class, 0.20% for
Institutional Class, 0.20% for Roberts & Ryan Class, 0.14% for Select Class, 0.50% for Service Class, 0.50% for Sweep Class and 0.16% for Tribal Inclusion Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Roberts & Ryan
Class shares and Institutional Class shares have the same expenses.

[4]
Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

[5]
Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns for the Sweep Class would be higher.

[6]
Historical performance shown for the Tribal Inclusion Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Tribal Inclusion Class shares would be higher.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of January 31, 2024
	Class A	Administrator Class	Institutional Class	Roberts & Ryan Class	Select Class	Service Class	Sweep Class	Tribal Inclusion Class
7-day current yield[1]	4.83	5.08	5.21	5.21	5.27	4.91	4.91	5.25
7-day compound yield	4.94	5.21	5.34	5.34	5.41	5.03	5.03	5.39
30-day simple yield	4.83	5.08	5.21	5.21	5.27	4.91	4.91	5.25
30-day compound yield	4.93	5.19	5.33	5.33	5.39	5.02	5.02	5.37

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A, Roberts & Ryan Class and Tribal Inclusion Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.83%, 5.08%, 5.20%, 5.20%,
5.24%, 4.91%, 4.90% and 5.22% for Class A, Administrator Class, Institutional Class, Roberts & Ryan Class, Select Class, Service Class, Sweep Class and Tribal Inclusion
Class, respectively.

Government Money Market Funds | 7

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Short-term interest rates rose another 1.00% during the fiscal year that ended January 31, 2024, as the U.S. Federal Reserve (Fed) attempted to reduce inflation by raising its target range for the federal funds rate from 4.25% to 4.50% at the beginning of the year to 5.25% to 5.50% at year-end. This represented a continuation of the inflation fight that began in the preceding year, when the Fed raised rates by 4.25% off the zero lower bound. By tightening monetary policy, the Fed intended to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce the rate of inflation. The Fed also continued to allow the U.S. Treasury and mortgage-backed securities in its portfolio to mature without reinvestment—which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening—throughout the year.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
By the end of the year, the Fed judged it had made significant progress in bringing the inflation rate down and concluded it was likely done raising rates. After beginning the fiscal year at 5.4%, the Personal Consumption Expenditures Price Index,† the Fed’s preferred price measure, ended the fiscal year at 2.6%, much closer to its target of 2%. Inflation fell but economic growth was strong, with gross domestic product growth averaging 3.1% over calendar-year 2023. In addition, the labor market was resilient in the face of higher interest rates, with the unemployment rate rising only 0.2%, from 3.5% to 3.7%, over the fiscal year. Overall, as of the end of the year, the Fed appeared to have lowered inflation without significantly impairing the job market.
Interest rates on all categories of government money market securities rose nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 4.66% at the beginning of the 12-month period before rising to 5.27% at fiscal year-end. Similarly, 6-month T-bills yielded 4.78% and 5.11% at the beginning and end of the fiscal year, respectively. The yields on repurchase agreements (repos) also continued to rise as the Fed increased rates. Overnight Treasury repo rates, as measured by the Fed’s Secured Overnight Financing Rate, began the period at 4.31% and ended it at 5.32%. In addition, yields on government-sponsored enterprise (GSE) securities were similar to those on T-bills throughout the year.
Our investment strategy continued to emphasize maintaining both a stable $1.00 net asset value and sufficient liquidity to meet shareholder redemptions. Accordingly, we invested in T-bills; U.S. Treasury notes; GSE discount notes; and other securities, including floating-rate notes and repos collateralized by Treasury securities and GSE obligations.

Effective maturity distribution as of January 31, 2024[1]

52%
1-7 day(s)
4%
8-29 days
11%
30-89 days
16%
90-179 days
3%
180-269 days
14%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
The Fed had to raise interest rates higher and hold them there longer than most market participants had anticipated. The robust fiscal and monetary responses to the pandemic had preserved demand, while the pandemic had impaired complex supply chains. That imbalance spurred the spike in inflation, which the Fed has spent the past two years addressing. Inflation’s decline over the past year has led the Fed to conclude it is probably done raising rates and will likely be reducing them sometime in the upcoming year. Risks remain two-sided. Wage pressures driven by a still-strong labor market may buoy services inflation and arrest the decline in inflation, requiring the Fed to keep rates higher than markets currently project. On the other hand, the higher interest rates of the past year may still materially slow the economy, perhaps leading to a recession, which could result in more significant rate cuts. Apart from interest rates, the Fed has signaled that it may slow its quantitative tightening sometime in the next year as it seeks to arrive at a balance sheet size sufficient for it to maintain tight control over monetary policy.
Weighted average maturity as of January 31, 2024[1]
43 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

†	The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

8 | Government Money Market Funds

Performance highlights (unaudited)
Weighted average life as of January 31, 2024[1]
98 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds | 9

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.61	$2.96	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Administrator Class
Actual	$1,000.00	$1,025.89	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Institutional Class
Actual	$1,000.00	$1,026.56	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Roberts & Ryan Class
Actual	$1,000.00	$1,026.27	$0.56	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,026.87	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,025.02	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55	0.50%
Sweep Class
Actual	$1,000.00	$1,025.02	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55	0.50%
Tribal Inclusion Class
Actual	$1,000.00	$1,026.37	$0.39	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10 | Government Money Market Funds

Portfolio of investments—January 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 16.92%
FFCB	0.31%	8-20-2024	$28,500,000	$27,713,204
FFCB	0.47	11-18-2024	19,696,000	18,964,442
FFCB	4.50	11-18-2024	138,074,000	137,343,037
FFCB	4.75	1-8-2025	101,000,000	100,904,540
FFCB (U.S. Treasury 3 Month Bill Money Market Yield -0.04%)±	5.24	3-28-2024	100,000,000	100,000,000
FFCB (U.S. SOFR+0.04%)±	5.35	2-5-2024	120,000,000	120,000,000
FFCB (U.S. SOFR+0.05%)±	5.36	2-20-2024	90,000,000	90,000,000
FFCB (U.S. SOFR+0.05%)±	5.36	4-12-2024	170,000,000	170,000,000
FFCB (U.S. SOFR+0.06%)±	5.37	5-13-2024	98,250,000	98,251,384
FFCB	5.38	11-1-2024	92,950,000	92,922,013
FFCB (U.S. SOFR+0.10%)±	5.41	8-8-2024	75,000,000	75,000,423
FFCB (U.S. SOFR+0.11%)±	5.42	11-22-2024	95,000,000	95,000,000
FFCB (U.S. SOFR+0.11%)±	5.42	1-17-2025	30,700,000	30,682,869
FFCB (U.S. SOFR+0.12%)±	5.43	10-29-2025	160,000,000	160,000,000
FFCB (U.S. SOFR+0.13%)±	5.44	4-10-2025	300,000,000	299,965,838
FFCB (U.S. SOFR+0.14%)±	5.45	9-5-2024	150,000,000	150,000,000
FFCB (U.S. SOFR+0.15%)±	5.46	10-8-2024	400,000,000	399,986,709
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	5.46	3-12-2025	350,000,000	349,985,440
FFCB (U.S. SOFR+0.16%)±	5.47	4-10-2025	60,000,000	60,000,000
FFCB (U.S. SOFR+0.16%)±	5.47	5-15-2025	122,500,000	122,499,000
FFCB (U.S. SOFR+0.16%)±	5.47	7-21-2025	72,000,000	72,000,000
FFCB (U.S. SOFR+0.16%)±	5.47	8-4-2025	105,000,000	105,000,000
FFCB (U.S. SOFR+0.16%)±	5.47	8-28-2025	93,000,000	93,000,000
FFCB (U.S. SOFR+0.17%)±	5.48	1-23-2025	70,000,000	70,000,000
FFCB (U.S. Federal Funds Effective Rate+0.15%)±	5.48	2-3-2025	40,000,000	39,998,067
FFCB (U.S. SOFR+0.17%)±	5.48	6-2-2025	200,000,000	200,000,000
FFCB Series 1 (U.S. SOFR+0.17%)±	5.48	7-28-2025	250,000,000	250,000,000
FFCB (U.S. SOFR+0.17%)±	5.48	8-4-2025	465,000,000	464,989,818
FFCB (U.S. SOFR+0.17%)±	5.48	10-23-2025	125,000,000	124,984,037
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.22%)±	5.49	1-27-2025	250,000,000	249,988,158
FFCB (U.S. SOFR+0.18%)±	5.49	11-21-2025	250,000,000	249,972,608
FFCB (U.S. SOFR+0.18%)±	5.49	12-11-2025	125,000,000	125,000,000
FFCB (U.S. SOFR+0.19%)±	5.50	6-20-2025	100,000,000	100,000,000
FFCB (U.S. SOFR+0.19%)±	5.50	6-30-2025	150,000,000	150,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51	5-23-2025	112,500,000	112,492,956
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51	6-2-2025	185,000,000	184,961,406
FFCB Series 1 (U.S. SOFR+0.20%)±	5.51	6-2-2025	60,000,000	60,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51	7-7-2025	200,000,000	200,000,000
FFCB (U.S. SOFR+0.21%)±	5.52	12-12-2024	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.20%)±	5.53	2-7-2025	400,000,000	400,000,000
FHLB	0.50	9-27-2024	20,000,000	19,383,721
FHLB	0.50	10-28-2024	10,000,000	9,670,096
FHLB	0.50	11-26-2024	10,000,000	9,640,936
FHLB	2.04	4-12-2024	50,000,000	49,673,549
FHLB	4.83	1-2-2025	350,000,000	349,880,061
FHLB	4.85	1-10-2025	250,000,000	250,000,000
FHLB	4.90	4-15-2024	200,000,000	199,717,978
FHLB	4.95	1-6-2025	200,000,000	199,960,661
FHLB	5.13	12-2-2024	200,000,000	199,995,583
FHLB	5.23	5-17-2024	500,000,000	500,000,000
FHLB	5.27	4-29-2024	1,000,000,000	1,000,000,000
FHLB☼	5.28	2-15-2024	150,000,000	149,697,250
FHLB	5.35	4-24-2024	200,000,000	200,000,000
FHLB	5.35	5-30-2024	225,000,000	225,000,000
FHLB Series 1 (U.S. SOFR+0.05%)±	5.36	2-22-2024	155,000,000	155,000,000
FHLB (U.S. SOFR+0.05%)±	5.36	3-6-2024	75,000,000	75,000,000
FHLB (U.S. SOFR+0.05%)±	5.36	3-12-2024	230,000,000	230,000,000
FHLB Series 1 (U.S. SOFR+0.05%)±	5.36	3-14-2024	270,000,000	270,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB☼	5.36%	5-8-2024	$300,000,000	$295,740,892
FHLB	5.36	6-11-2024	300,000,000	300,000,000
FHLB (U.S. SOFR+0.06%)±	5.37	5-6-2024	1,000,000,000	1,000,000,000
FHLB	5.37	5-21-2024	200,000,000	200,000,000
FHLB (U.S. SOFR+0.07%)±	5.38	5-24-2024	700,000,000	700,000,000
FHLB Series 1 (U.S. SOFR+0.07%)±	5.38	6-17-2024	125,000,000	125,000,000
FHLB (U.S. SOFR+0.07%)±	5.38	6-27-2024	125,000,000	125,000,000
FHLB (U.S. SOFR+0.07%)±	5.38	6-28-2024	50,000,000	50,000,000
FHLB	5.41	6-7-2024	200,000,000	200,000,000
FHLB (U.S. SOFR+0.10%)±	5.41	9-4-2024	250,000,000	250,020,583
FHLB	5.41	10-30-2024	129,950,000	130,034,955
FHLB	5.42	5-30-2024	225,000,000	225,000,000
FHLB (U.S. SOFR+0.11%)±	5.42	11-8-2024	95,000,000	94,996,960
FHLB Series 1 (U.S. SOFR+0.11%)±	5.42	12-2-2024	500,000,000	500,000,000
FHLB (U.S. SOFR+0.11%)±	5.42	12-19-2024	250,000,000	250,000,000
FHLB (U.S. SOFR+0.11%)±	5.42	12-26-2024	200,000,000	200,000,000
FHLB (U.S. SOFR+0.12%)±	5.43	3-14-2024	128,000,000	128,000,000
FHLB (U.S. SOFR+0.12%)±	5.43	11-18-2024	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	5.44	2-10-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.13%)±	5.44	4-11-2025	250,000,000	250,000,000
FHLB (U.S. SOFR+0.14%)±	5.45	1-26-2026	225,000,000	225,000,000
FHLB (U.S. SOFR+0.15%)±	5.46	1-2-2026	244,000,000	244,035,122
FHLB (U.S. SOFR+0.15%)±	5.46	1-5-2026	100,000,000	100,000,000
FHLB	5.47	6-18-2024	100,000,000	100,000,000
FHLB (U.S. SOFR+0.16%)±	5.47	7-3-2025	325,000,000	325,000,000
FHLB (U.S. SOFR+0.16%)±	5.47	7-25-2025	200,000,000	200,000,000
FHLB (U.S. SOFR+0.16%)±	5.47	8-22-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.16%)±	5.47	10-16-2025	150,000,000	150,000,000
FHLB	5.50	9-20-2024	203,000,000	202,999,555
FHLB (U.S. SOFR+0.20%)±	5.51	11-13-2025	500,000,000	500,000,000
FHLB (U.S. SOFR+0.21%)±	5.52	11-25-2025	200,000,000	200,000,000
FHLMC	5.41	6-14-2024	450,000,000	450,000,000
FHLMC	5.50	6-18-2024	200,000,000	200,000,000
FNMA	5.42	3-28-2024	100,000,000	100,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.44	1-20-2027	34,000,000	34,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.44	1-20-2035	40,931,440	40,931,440
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.44	4-20-2035	31,278,520	31,278,520
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.44	11-20-2037	24,582,272	24,582,272
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	5.47	12-15-2026	1,800,000	1,800,000
U.S. International Development Finance Corp. Series 699- 2014-878-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	11-15-2025	2,778,947	2,778,947
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	7-9-2026	23,483,750	23,483,750
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	1-15-2030	9,056,604	9,056,604
U.S. International Development Finance Corp. Series 278- 2009-362-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	5-15-2030	15,640,000	15,640,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	9-2-2031	56,789,084	56,789,084
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	9-30-2031	60,306,000	60,306,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	12-20-2031	48,372,093	48,372,093
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50%	10-15-2032	$14,448,719	$14,448,719
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	11-15-2033	16,136,753	16,136,753
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	6-15-2034	12,446,664	12,446,664
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.51	6-20-2027	4,666,667	4,666,667
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.51	9-20-2027	13,392,857	13,392,857
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.51	3-15-2030	25,330,687	25,330,687
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	5.51	9-20-2038	3,209,530	3,209,530
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.51	7-7-2040	50,029,404	50,029,404
Total government agency debt (Cost $19,803,733,842)				19,803,733,842
Municipal obligations: 0.05%
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	5.35	5-1-2052	29,370,000	29,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	5.35	5-1-2042	26,625,000	26,625,000
Total municipal obligations (Cost $55,995,000)				55,995,000
Other instruments: 0.35%
17th Street Rentals LLC§øø	5.46	6-1-2025	18,200,000	18,200,000
2020 Sheu Family Exempt Trust§øø	5.45	7-1-2041	9,175,000	9,175,000
Brandon Place Partners Ltd. Series 2018§øø	5.46	12-1-2058	15,335,000	15,335,000
Columbus Hotel Investment One LLC Series 2018§øø	5.45	10-1-2048	6,535,000	6,535,000
Conger Investments LLC Series 2021§øø	5.45	6-1-2051	6,465,000	6,465,000
Fortis Family Insurance LLC Series A§øø	5.45	8-1-2070	10,345,000	10,345,000
Gillean Family Trust Series 2019§øø	5.45	12-1-2039	6,140,000	6,140,000
Hacienda Senior Villas LP A California LP Series C§øø	5.46	12-1-2058	20,575,000	20,575,000
Ken-Vin Life Co. LLC Series 2019§øø	5.45	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021§øø	5.45	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP§øø	5.46	8-1-2057	48,125,000	48,125,000
LaVonne V Johnson Irrevocable Life Insurance Trust Series 2021§øø	5.45	6-1-2041	34,790,000	34,790,000
Legado Encino LLC Series A§øø	5.46	12-1-2059	19,500,000	19,500,000
Mitchell Irrevocable Life Insurance Trust§øø	5.45	9-1-2059	25,905,000	25,905,000
Morris Family Insurance Trust§øø	5.45	10-1-2059	3,350,000	3,350,000
Our Family IV LLC§øø	5.45	1-1-2044	13,785,000	13,785,000
Plaza Patria Court Ltd. a California LP Series B§øø	5.46	12-1-2058	17,325,000	17,325,000
Renaissance 88 Co. LP§øø	5.46	3-1-2062	19,000,000	19,000,000
Rock Hill SI LLC Series 2021§øø	5.46	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A§øø	5.46	6-1-2058	20,920,000	20,920,000
Schulder Family Trust§øø	5.45	3-1-2041	2,495,000	2,495,000
Southside Brookshore Associates LP Series A§øø	5.46	9-1-2059	7,640,000	7,640,000
Vickie Bice Life Insurance Trust Series 2021§øø	5.45	8-1-2046	6,550,000	6,550,000
VPM Linden Manor LP Series A§øø	5.46	9-1-2060	15,200,000	15,200,000
Total other instruments (Cost $404,050,000)				404,050,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 53.12%
Australia & New Zealand Banking Group Ltd., dated 1-31-2024, maturity value $535,078,186(01)	5.32%	2-1-2024	$534,999,125	$534,999,125
Bank of America NA, dated 1-31-2024, maturity value $1,500,221,667(02)	5.32	2-1-2024	1,500,000,000	1,500,000,000
Bank of Montreal, dated 1-31-2024, maturity value $350,051,722(03)	5.32	2-1-2024	350,000,000	350,000,000
Barclays Bank PLC, dated 1-31-2024, maturity value $1,510,222,725(04)	5.31	2-1-2024	1,510,000,000	1,510,000,000
Barclays Bank PLC, dated 1-31-2024, maturity value $45,006,650(05)	5.32	2-1-2024	45,000,000	45,000,000
Barclays Bank PLC, dated 1-31-2024, maturity value $686,651,457(06)	5.32	2-1-2024	686,550,000	686,550,000
Barclays Bank PLC, dated 1-31-2024, maturity value $3,000,443,333(07)	5.32	2-1-2024	3,000,000,000	3,000,000,000
Barclays Bank PLC, dated 1-31-2024, maturity value $700,103,639(08)	5.33	2-1-2024	700,000,000	700,000,000
BOFA Securities, Inc., dated 1-31-2024, maturity value $300,044,167(09)	5.30	2-1-2024	300,000,000	300,000,000
Citibank NA, dated 1-31-2024, maturity value $250,036,944(10)	5.32	2-1-2024	250,000,000	250,000,000
Citibank NA, dated 1-25-2024, maturity value $250,259,097(11)	5.33	2-1-2024	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 1-31-2024, maturity value $1,150,169,944(12)	5.32	2-1-2024	1,150,000,000	1,150,000,000
Citigroup Global Markets Holdings, Inc., dated 1-30-2024, maturity value $750,775,833(13)	5.32	2-6-2024	750,000,000	750,000,000
Credit Agricole Corporate & Investment Bank, dated 1-31-2024, maturity value $500,073,750(14)	5.31	2-1-2024	500,000,000	500,000,000
Credit Agricole Corporate & Investment Bank, dated 1-31-2024, maturity value $200,029,556(15)	5.32	2-1-2024	200,000,000	200,000,000
Daiwa Capital Markets America, Inc., dated 1-31-2024, maturity value $1,500,221,667(16)	5.32	2-1-2024	1,500,000,000	1,500,000,000
Deutsche Bank Securities, Inc., dated 1-31-2024, maturity value $250,036,944(17)	5.32	2-1-2024	250,000,000	250,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $1,900,280,778(18)	5.32	2-1-2024	1,900,000,000	1,900,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $2,000,295,556(19)	5.32	2-1-2024	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $2,000,316,015(20)	5.32	2-1-2024	2,000,020,456	2,000,020,456
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $2,062,807,774(21)	5.32	2-1-2024	2,062,502,982	2,062,502,982
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $2,500,369,444(22)	5.32	2-1-2024	2,500,000,000	2,500,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $3,000,443,333(23)	5.32	2-1-2024	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $4,500,665,000(24)	5.32	2-1-2024	4,500,000,000	4,500,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $5,000,738,889(25)	5.32	2-1-2024	5,000,000,000	5,000,000,000
Goldman Sachs & Co. LLC, dated 1-31-2024, maturity value $100,014,306(26)	5.15	2-1-2024	100,000,000	100,000,000
ING Financial Markets LLC, dated 1-31-2024, maturity value $500,073,889(27)	5.32	2-1-2024	500,000,000	500,000,000
ING Financial Markets LLC, dated 12-14-2023, maturity value $1,158,389,889(28)	5.36	2-1-2024	1,150,000,000	1,150,000,000
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
JP Morgan Securities LLC, dated 1-31-2024, maturity value $425,062,688(29)	5.31%	2-1-2024	$425,000,000	$425,000,000
JP Morgan Securities LLC, dated 1-31-2024, maturity value $1,700,251,222(30)	5.32	2-1-2024	1,700,000,000	1,700,000,000
JP Morgan Securities LLC, dated 1-31-2024, maturity value $4,000,591,111(31)	5.32	2-1-2024	4,000,000,000	4,000,000,000
MUFG Securities Americas, dated 1-30-2024, maturity value $1,251,106,250(32)	5.31	2-5-2024	1,250,000,000	1,250,000,000
MUFG Securities Americas, dated 1-31-2024, maturity value $500,073,889(33)	5.32	2-1-2024	500,000,000	500,000,000
MUFG Securities Americas, dated 12-22-2023, maturity value $100,627,667(34)	5.38	2-2-2024	100,000,000	100,000,000
MUFG Securities Canada Ltd., dated 1-31-2024, maturity value $2,100,310,333(35)	5.32	2-1-2024	2,100,000,000	2,100,000,000
MUFG Securities Canada Ltd., dated 1-12-2024, maturity value $2,012,432,222(36)	5.36	2-1-2024	2,000,000,000	2,000,000,000
MUFG Securities EMEA PLC, dated 1-31-2024, maturity value $1,569,231,863(37)	5.32	2-1-2024	1,569,000,000	1,569,000,000
Nomura Securities International, dated 1-31-2024, maturity value $3,000,443,333(38)	5.32	2-1-2024	3,000,000,000	3,000,000,000
RBC Dominion Securities, Inc., dated 1-31-2024, maturity value $150,022,167(39)	5.32	2-1-2024	150,000,000	150,000,000
Royal Bank of Canada, dated 12-14-2023, maturity value $2,518,204,861(40)	5.35	2-1-2024	2,500,000,000	2,500,000,000
Societe Generale, dated 1-17-2024, maturity value $402,013,556(41)	5.33	2-20-2024	400,000,000	400,000,000
Societe Generale, dated 1-8-2024, maturity value $803,797,333(42)	5.34	2-9-2024	800,000,000	800,000,000
Societe Generale, dated 1-9-2024, maturity value $402,017,333(43)	5.34	2-12-2024	400,000,000	400,000,000
Standard Chartered Bank, dated 1-31-2024, maturity value $250,036,944(44)	5.32	2-1-2024	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp., dated 1-31-2024, maturity value $94,141,032(45)	5.40	2-14-2024	93,943,750	93,943,750
Sumitomo Mitsui Banking Corp., dated 11-27-2023, maturity value $481,878,088(46)	5.47	2-21-2024	475,662,500	475,662,500
TD Securities USA LLC, dated 1-31-2024, maturity value $250,036,944(47)	5.32	2-1-2024	250,000,000	250,000,000
Wells Fargo Securities, dated 1-31-2024, maturity value $1,500,221,667(48)	5.32	2-1-2024	1,500,000,000	1,500,000,000
Wells Fargo Securities, dated 1-16-2024, maturity value $502,245,833(49)	5.39	2-15-2024	500,000,000	500,000,000
Total repurchase agreements (Cost $62,152,678,813)				62,152,678,813
U.S. Treasury securities: 30.69%
U.S. Treasury Bills☼	4.67	1-23-2025	220,000,000	209,990,612
U.S. Treasury Bills☼	4.67	1-23-2025	180,000,000	171,802,834
U.S. Treasury Bills☼	4.70	12-26-2024	270,000,000	258,605,085
U.S. Treasury Bills☼	4.70	1-3-2025	500,000,000	478,385,195
U.S. Treasury Bills☼	4.82	11-15-2024	100,000,000	96,204,000
U.S. Treasury Bills%%☼	4.97	6-4-2024	750,000,000	737,250,728
U.S. Treasury Bills%%☼	5.10	8-1-2024	600,000,000	584,828,025
U.S. Treasury Bills☼	5.11	7-25-2024	400,000,000	390,229,653
U.S. Treasury Bills☼	5.12	7-11-2024	830,000,000	811,301,862
U.S. Treasury Bills☼	5.15	7-5-2024	140,000,000	136,948,136
U.S. Treasury Bills☼	5.18	6-24-2024	234,000,000	229,235,760
U.S. Treasury Bills☼	5.18	6-27-2024	530,000,000	518,968,160
U.S. Treasury Bills☼	5.26	5-28-2024	910,000,000	894,688,356
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	5.26%	6-6-2024	$1,670,000,000	$1,639,777,360
U.S. Treasury Bills☼	5.27	5-14-2024	720,000,000	709,321,088
U.S. Treasury Bills☼	5.27	5-21-2024	775,000,000	762,727,652
U.S. Treasury Bills☼	5.27	6-13-2024	400,000,000	392,340,678
U.S. Treasury Bills☼	5.28	5-31-2024	440,000,000	432,385,067
U.S. Treasury Bills☼	5.28	9-20-2024	300,000,000	289,966,000
U.S. Treasury Bills☼	5.29	5-7-2024	1,140,000,000	1,124,180,520
U.S. Treasury Bills☼	5.29	10-3-2024	330,000,000	318,323,028
U.S. Treasury Bills☼	5.29	10-3-2024	400,000,000	385,811,778
U.S. Treasury Bills☼	5.30	4-23-2024	1,200,000,000	1,185,738,378
U.S. Treasury Bills☼	5.30	4-30-2024	1,200,000,000	1,184,533,307
U.S. Treasury Bills☼	5.30	5-23-2024	740,000,000	728,002,715
U.S. Treasury Bills☼	5.32	4-2-2024	720,000,000	713,611,267
U.S. Treasury Bills☼	5.32	4-9-2024	600,000,000	594,065,489
U.S. Treasury Bills☼	5.33	4-16-2024	600,000,000	593,446,250
U.S. Treasury Bills☼	5.33	5-15-2024	100,000,000	98,486,511
U.S. Treasury Bills☼	5.33	5-30-2024	1,100,000,000	1,080,938,183
U.S. Treasury Bills☼	5.34	5-9-2024	550,000,000	542,131,308
U.S. Treasury Bills☼	5.35	3-19-2024	400,000,000	397,254,208
U.S. Treasury Bills☼	5.35	5-3-2024	200,000,000	197,309,000
U.S. Treasury Bills☼	5.35	5-16-2024	550,000,000	541,558,073
U.S. Treasury Bills☼	5.36	3-26-2024	575,000,000	570,457,212
U.S. Treasury Bills☼	5.38	3-12-2024	400,000,000	397,649,778
U.S. Treasury Bills☼	5.39	3-7-2024	400,000,000	397,938,111
U.S. Treasury Bills☼	5.39	3-21-2024	400,000,000	397,112,811
U.S. Treasury Bills☼	5.39	3-28-2024	200,000,000	198,349,244
U.S. Treasury Bills☼	5.40	3-14-2024	400,000,000	397,522,000
U.S. Treasury Bills☼	5.40	4-25-2024	700,000,000	691,330,558
U.S. Treasury Bills☼	5.41	2-29-2024	250,000,000	248,965,556
U.S. Treasury Bills☼	5.41	5-2-2024	1,080,000,000	1,065,478,651
U.S. Treasury Bills☼	5.42	2-23-2024	200,000,000	199,348,678
U.S. Treasury Bills☼	5.42	2-27-2024	400,000,000	398,459,356
U.S. Treasury Bills☼	5.42	3-5-2024	500,000,000	497,556,506
U.S. Treasury Bills☼	5.42	4-11-2024	1,450,000,000	1,434,983,736
U.S. Treasury Bills☼##	5.43	4-18-2024	1,050,000,000	1,038,012,303
U.S. Treasury Bills☼	5.44	2-6-2024	400,000,000	399,702,889
U.S. Treasury Bills☼	5.44	2-20-2024	400,000,000	398,870,028
U.S. Treasury Bills☼	5.44	2-29-2024	200,000,000	199,167,544
U.S. Treasury Bills☼	5.44	4-4-2024	400,000,000	396,256,400
U.S. Treasury Bills☼	5.45	2-13-2024	400,000,000	399,285,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	5.43	10-31-2024	400,000,000	399,708,864
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.46	4-30-2025	680,000,000	680,039,915
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.46	10-31-2025	950,000,000	949,171,130
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±##	5.49	1-31-2025	1,150,000,000	1,150,221,834
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	5.54	1-31-2026	250,000,000	250,000,000
U.S. Treasury Notes	0.38	8-15-2024	270,000,000	262,988,842
U.S. Treasury Notes	0.63	10-15-2024	630,000,000	609,529,717
U.S. Treasury Notes	0.75	11-15-2024	860,000,000	830,947,516
U.S. Treasury Notes	1.13	1-15-2025	30,000,000	28,980,315
U.S. Treasury Notes	1.38	1-31-2025	30,000,000	28,999,873
U.S. Treasury Notes	1.50	10-31-2024	70,000,000	68,090,988
U.S. Treasury Notes	1.50	11-30-2024	50,000,000	48,614,538
U.S. Treasury Notes	1.75	12-31-2024	120,000,000	116,486,163
U.S. Treasury Notes	2.25	11-15-2024	420,000,000	410,496,690
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		2.25%	12-31-2024	$50,000,000	$48,853,588
U.S. Treasury Notes		3.00	7-31-2024	360,000,000	355,648,933
U.S. Treasury Notes		4.25	12-31-2024	300,000,000	297,789,467
U.S. Treasury Notes		4.38	10-31-2024	220,000,000	218,280,941
Total U.S. treasury securities (Cost $35,911,641,941)					35,911,641,941
Total investments in securities (Cost $118,328,099,596)	101.13%				118,328,099,596
Other assets and liabilities, net	(1.13)				(1,319,843,694)
Total net assets	100.00%				$117,008,255,902

±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 1.00% to 5.00%, 4-15-2025 to 8-15-2047, fair value including accrued interest is $538,126,590.
(02) U.S. government securities, 2.00% to 3.50%, 4-1-2045 to 11-1-2050, fair value including accrued interest is $1,545,000,000.
(03) U.S. government securities, 2.00% to 8.00%, 6-20-2024 to 1-20-2054, fair value including accrued interest is $360,500,000.
(04) U.S. government securities, 0.13% to 4.00%, 4-15-2025 to 7-15-2031, fair value including accrued interest is $1,540,200,086.
(05) U.S. government securities, 0.00% to 1.13%, 6-1-2029 to 1-15-2030, fair value including accrued interest is $45,900,656.
(06) U.S. government securities, 2.50% to 7.00%, 8-1-2042 to 12-20-2053, fair value including accrued interest is $707,146,500.
(07) U.S. government securities, 0.13% to 0.50%, 4-15-2024 to 1-15-2031, fair value including accrued interest is $3,060,000,019.
(08) U.S. government securities, 1.75% to 3.13%, 8-31-2029 to 11-15-2029, fair value including accrued interest is $714,000,026.
(09) U.S. government securities, 0.63% to 3.25%, 11-30-2024 to 6-30-2029, fair value including accrued interest is $306,000,036.
(10) U.S. government securities, 0.00% to 9.00%, 3-1-2024 to 3-20-2072, fair value including accrued interest is $257,467,090.
(11) U.S. government securities, 0.00% to 8.00%, 1-15-2025 to 8-15-2064, fair value including accrued interest is $257,498,332.
(12) U.S. government securities, 2.00% to 7.50%, 7-20-2037 to 1-20-2054, fair value including accrued interest is $1,184,500,000.
(13) U.S. government securities, 3.50% to 6.00%, 6-1-2052 to 1-1-2054, fair value including accrued interest is $772,500,000.
(14) U.S. government securities, 0.38% to 5.00%, 4-30-2025 to 11-30-2026, fair value including accrued interest is $510,000,004.
(15) U.S. government securities, 4.00% to 4.00%, 1-15-2027 to 1-15-2027, fair value including accrued interest is $204,000,067.
(16) U.S. government securities, 0.00% to 7.50%, 2-15-2024 to 1-1-2054, fair value including accrued interest is $1,542,519,410.
(17) U.S. government securities, 0.00% to 6.10%, 2-1-2024 to 2-15-2049, fair value including accrued interest is $255,000,009.
(18) U.S. government securities, 0.00% to 6.50%, 2-15-2024 to 11-15-2053, fair value including accrued interest is $1,938,000,040.
(19) U.S. government securities, 0.00% to 7.63%, 2-15-2024 to 2-1-2054, fair value including accrued interest is $2,062,082,123.
(20) U.S. government securities, 0.75% to 4.13%, 3-31-2026 to 5-15-2049, fair value including accrued interest is $2,040,020,865.
(21) U.S. government securities, 3.63% to 4.38%, 12-15-2026 to 11-30-2029, fair value including accrued interest is $2,104,585,887.
(22) U.S. government securities, 1.88% to 4.13%, 2-28-2026 to 8-15-2032, fair value including accrued interest is $2,550,000,000.
(23) U.S. government securities, 0.75% to 3.88%, 5-15-2043 to 5-15-2051, fair value including accrued interest is $3,060,000,059.
(24) U.S. government securities, 0.00% to 4.75%, 2-29-2024 to 11-15-2053, fair value including accrued interest is $4,590,000,051.
(25) U.S. government securities, 0.00% to 4.38%, 5-7-2024 to 2-15-2050, fair value including accrued interest is $5,100,000,111.
(26) U.S. government securities, 1.63% to 1.63%, 11-15-2050 to 11-15-2050, fair value including accrued interest is $102,000,012.
(27) U.S. government securities, 1.50% to 7.00%, 8-1-2034 to 1-1-2054, fair value including accrued interest is $515,000,001.
(28) U.S. government securities, 1.50% to 7.00%, 10-1-2026 to 5-1-2058, fair value including accrued interest is $1,184,501,044.
(29) U.S. government securities, 1.50% to 7.50%, 2-23-2024 to 8-1-2056, fair value including accrued interest is $437,606,656.
(30) U.S. government securities, 0.00% to 8.00%, 4-15-2025 to 1-20-2064, fair value including accrued interest is $1,749,091,949.
(31) U.S. government securities, 0.00% to 5.50%, 4-15-2024 to 8-15-2028, fair value including accrued interest is $4,080,000,001.
(32) U.S. government securities, 0.00% to 7.50%, 2-25-2024 to 7-1-2060, fair value including accrued interest is $1,284,613,910.
(33) U.S. government securities, 1.50% to 7.00%, 2-25-2024 to 2-1-2054, fair value including accrued interest is $515,000,000.
(34) U.S. government securities, 0.13% to 5.33%, 2-29-2024 to 5-31-2030, fair value including accrued interest is $102,000,008.
(35) U.S. government securities, 0.13% to 7.50%, 3-8-2024 to 1-20-2072, fair value including accrued interest is $2,161,462,642.
(36) U.S. government securities, 0.00% to 7.10%, 3-31-2024 to 1-20-2072, fair value including accrued interest is $2,054,627,639.
(37) U.S. government securities, 0.00% to 4.63%, 2-13-2024 to 8-15-2046, fair value including accrued interest is $1,600,380,000.
(38) U.S. government securities, 0.00% to 7.13%, 2-6-2024 to 9-15-2060, fair value including accrued interest is $3,060,000,026.
(39) U.S. government securities, 0.00% to 7.50%, 8-31-2024 to 2-1-2054, fair value including accrued interest is $154,053,600.
(40) U.S. government securities, 0.00% to 7.50%, 2-20-2024 to 1-20-2054, fair value including accrued interest is $2,559,541,981.
(41) U.S. government securities, 0.75% to 4.63%, 8-15-2025 to 11-15-2032, fair value including accrued interest is $408,000,033.
(42) U.S. government securities, 0.50% to 5.00%, 8-31-2025 to 8-15-2048, fair value including accrued interest is $816,000,042.
(43) U.S. government securities, 0.38% to 3.75%, 1-31-2026 to 5-31-2030, fair value including accrued interest is $408,000,015.
(44) U.S. government securities, 0.00% to 5.00%, 5-21-2024 to 5-20-2053, fair value including accrued interest is $257,469,256.
(45) U.S. government securities, 1.63% to 2.88%, 5-15-2049 to 11-15-2050, fair value including accrued interest is $95,873,515.
(46) U.S. government securities, 3.00% to 4.00%, 6-20-2046 to 4-20-2049, fair value including accrued interest is $489,988,760.
(47) U.S. government securities, 2.50% to 6.00%, 10-1-2051 to 1-1-2053, fair value including accrued interest is $257,500,000.
(48) U.S. government securities, 2.00% to 7.50%, 12-20-2026 to 1-20-2054, fair value including accrued interest is $1,545,000,000.
(49) U.S. government securities, 1.50% to 7.50%, 6-1-2024 to 9-1-2060, fair value including accrued interest is $515,000,000.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Portfolio of investments—January 31, 2024

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$56,175,420,783
Investments in repurchase agreements, at amortized cost	62,152,678,813
Cash	52,994
Receivable for interest	251,002,964
Receivable for investments sold	7,495,000
Receivable for Fund shares sold	4,795,920
Prepaid expenses and other assets	286
Total assets	118,591,446,760
Liabilities
Payable for when-issued transactions	1,322,078,753
Dividends payable	237,385,424
Management fee payable	10,152,061
Administration fees payable	5,307,369
Payable for Fund shares redeemed	2,980,385
Distribution fee payable	71,590
Accrued expenses and other liabilities	5,215,276
Total liabilities	1,583,190,858
Total net assets	$117,008,255,902
Net assets consist of
Paid-in capital	$117,014,972,555
Total distributable loss	(6,716,653)
Total net assets	$117,008,255,902
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Statement of assets and liabilities—January 31, 2024
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$404,404,310
Shares outstanding–Class A1	404,426,200
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$4,219,598,810
Shares outstanding–Administrator Class[1]	4,219,760,807
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$29,521,342,334
Shares outstanding–Institutional Class[1]	29,522,898,181
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$101,446
Shares outstanding–Roberts & Ryan Class[1]	101,452
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$80,838,095,316
Shares outstanding–Select Class[1]	80,843,024,093
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,092,007,926
Shares outstanding–Service Class[1]	1,092,072,754
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$813,036,006
Shares outstanding–Sweep Class[1]	813,074,694
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$119,669,754
Shares outstanding–Tribal Inclusion Class[1]	119,676,279
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$5,476,179,329
Expenses
Management fee	133,495,132
Administration fees
Class A	786,899
Administrator Class	3,182,324
Institutional Class	23,415,862
Roberts & Ryan Class[1]	22
Select Class	28,114,861
Service Class	1,607,349
Sweep Class	253,733
Tribal Inclusion Class[2]	14,606
Shareholder servicing fees
Class A	946,468
Administrator Class	3,182,324
Service Class	3,348,644
Sweep Class	2,114,444
Distribution fee
Sweep Class	845,778
Custody and accounting fees	1,510,688
Professional fees	211,971
Registration fees	2,634,683
Shareholder report expenses	190,799
Trustees’ fees and expenses	21,666
Other fees and expenses	2,051,556
Total expenses	207,929,809
Less: Fee waivers and/or expense reimbursements
Fund-level	(66,303)
Institutional Class	(3,892,785)
Roberts & Ryan Class[1]	(3)
Select Class	(23,124,341)
Sweep Class	(116,231)
Tribal Inclusion Class[2]	(7,511)
Net expenses	180,722,635
Net investment income	5,295,456,694
Net realized losses on investments	(6,814,123)
Net increase in net assets resulting from operations	$5,288,642,571
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
2 For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$5,295,456,694		$1,893,970,796
Net realized gains (losses) on investments		(6,814,123)		149,695
Net increase in net assets resulting from operations		5,288,642,571		1,894,120,491
Distributions to shareholders from
Net investment income and net realized gains
Class A		(17,382,936)		(5,107,291)
Administrator Class		(154,958,609)		(52,936,267)
Institutional Class		(1,455,767,244)		(548,499,498)
Roberts & Ryan Class		(1,452)[1]		N/A
Select Class		(3,564,765,933)		(1,244,456,867)
Service Class		(62,258,699)		(25,306,204)
Sweep Class		(39,188,966)		(17,779,099)
Tribal Inclusion Class		(1,280,052)[2]		N/A
Total distributions to shareholders		(5,295,603,891)		(1,894,085,226)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	101,965,372	101,965,372	97,246,217	97,246,217
Administrator Class	17,885,794,054	17,885,794,054	19,247,989,683	19,247,989,683
Institutional Class	105,036,303,037	105,036,303,037	133,382,515,269	133,382,515,269
Roberts & Ryan Class	100,000 [1]	100,000 [1]	N/A	N/A
Select Class	692,253,012,201	692,253,012,201	739,906,150,392	739,906,150,392
Service Class	19,299,991,400	19,299,991,400	36,788,307,413	36,788,307,413
Sweep Class	5,881,976,608	5,881,976,608	7,282,764,941	7,282,764,941
Tribal Inclusion Class	118,396,227 [2]	118,396,227 [2]	N/A	N/A
		840,577,538,899		936,704,973,915
Reinvestment of distributions
Class A	17,338,107	17,338,107	5,088,443	5,088,443
Administrator Class	50,690,456	50,690,456	21,593,914	21,593,914
Institutional Class	505,644,683	505,644,683	181,718,307	181,718,307
Roberts & Ryan Class	1,452 [1]	1,452 [1]	N/A	N/A
Select Class	1,997,928,846	1,997,928,845	750,229,605	750,229,605
Service Class	5,956,535	5,956,535	2,171,675	2,171,675
Sweep Class	39,188,966	39,188,966	17,779,099	17,779,099
Tribal Inclusion Class	1,280,052 [2]	1,280,052 [2]	N/A	N/A
		2,618,029,096		978,581,043
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
2 For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(71,118,280)	$(71,118,280)	(62,551,940)	$(62,551,940)
Administrator Class	(17,344,746,441)	(17,344,746,441)	(20,668,809,280)	(20,668,809,280)
Institutional Class	(105,553,104,129)	(105,553,104,129)	(144,108,581,896)	(144,108,581,896)
Select Class	(669,525,126,773)	(669,525,126,773)	(769,736,358,487)	(769,736,358,487)
Service Class	(19,633,332,226)	(19,633,332,226)	(37,244,407,620)	(37,244,407,620)
Sweep Class	(6,153,160,999)	(6,153,160,999)	(7,357,298,131)	(7,357,298,131)
		(818,280,588,848)		(979,178,007,354)
Net increase (decrease) in net assets resulting from capital share transactions		24,914,979,147		(41,494,452,396)
Total increase (decrease) in net assets		24,908,017,827		(41,494,417,131)
Net assets
Beginning of period		92,100,238,075		133,594,655,206
End of period		$117,008,255,902		$92,100,238,075
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.68%	1.50%	0.01%	0.13%	1.59%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.61%	0.60%	0.60%	0.61%
Net expenses	0.59%	0.48%*	0.07%*	0.28%*	0.60%
Net investment income	4.59%	1.55%	0.01%	0.13%	1.56%
Supplemental data
Net assets, end of period (000s omitted)	$404,404	$356,236	$316,459	$306,864	$366,601

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.94%	1.71%	0.01%	0.17%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.34%	0.33%	0.33%	0.34%
Net expenses	0.33%	0.28%*	0.07%*	0.22%*	0.34%
Net investment income	4.87%	1.63%	0.01%	0.14%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$4,219,599	$3,628,015	$5,027,252	$4,540,262	$3,893,928

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 25

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.08%	1.82%	0.01%	0.22%	1.99%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.22%	0.21%	0.21%	0.22%
Net expenses	0.20%	0.17%*	0.07%*	0.18%*	0.20%
Net investment income	4.97%	1.66%	0.01%	0.16%	1.97%
Supplemental data
Net assets, end of period (000s omitted)	$29,521,342	$29,533,412	$40,078,395	$42,883,663	$29,289,517

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
26 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net realized gains	(0.00)[3]
Total distributions to shareholders	(0.01)
Net asset value, end of period	$1.00
Total return[4]	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%
Net expenses	0.20%
Net investment income	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 27

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.15%	1.89%	0.03%	0.26%	2.05%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.18%	0.17%	0.17%	0.18%
Net expenses	0.14%	0.11%*	0.05%*	0.14%	0.14%
Net investment income	5.07%	1.73%	0.03%	0.19%	2.02%
Supplemental data
Net assets, end of period (000s omitted)	$80,838,095	$56,118,082	$85,197,344	$95,165,936	$51,954,718

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
28 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.77%	1.58%	0.01%	0.14%	1.69%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.50%	0.50%	0.51%
Net expenses	0.50%	0.40%*	0.07%*	0.25%*	0.50%
Net investment income	4.65%	1.47%	0.01%	0.13%	1.67%
Supplemental data
Net assets, end of period (000s omitted)	$1,092,008	$1,419,439	$1,873,382	$1,862,889	$1,994,923

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Sweep Class	2024	2023	2022	2021[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [2]	0.02	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	(0.00)[4]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.02	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[5]	4.77%	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.56%
Net expenses	0.50%	0.41%*	0.06%*	0.13%*
Net investment income	4.63%	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$813,036	$1,045,053	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Tribal Inclusion Class	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net realized gains	(0.00)[3]
Total distributions to shareholders	(0.01)
Net asset value, end of period	$1.00
Total return[4]	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%
Net expenses	0.16%
Net investment income	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 31

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
32 | Government Money Market Funds

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2024, the Fund had capital loss carryforwards which consist of $6,671,589 in short-term capital losses and $142,534 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$19,803,733,842	$0	$19,803,733,842
Municipal obligations	0	55,995,000	0	55,995,000
Other instruments	0	404,050,000	0	404,050,000
Repurchase agreements	0	62,152,678,813	0	62,152,678,813
U.S. Treasury securities	0	35,911,641,941	0	35,911,641,941
Total assets	$0	$118,328,099,596	$0	$118,328,099,596
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Government Money Market Funds | 33

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
Prior to June 30, 2023, the class-level administration fee for Class A  was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A, Roberts & Ryan Class and Tribal Inclusion Class) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Prior to June 30, 2023, the Fund’s expenses were capped at 0.60% for Class A shares.
34 | Government Money Market Funds

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2024 and January 31, 2023 were as follows:
	Year ended January 31
	2024	2023
Ordinary income	$5,295,454,196	$1,894,085,226
Long-term capital gain	149,695	0
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$237,511,345	$(6,814,123)
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 35

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
36 | Government Money Market Funds

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $149,695 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2024.
For the fiscal year ended January 31, 2024, $5,214,518,375 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, 33% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 37

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

38 | Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Government Money Market Funds | 39

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40 | Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-ql0m27ic 03-24
AR0450 01-24

Institutional Money Market Funds

Allspring Heritage Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Institutional Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Heritage Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Institutional Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Institutional Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Institutional Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Institutional Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of January 31, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (SHMXX)	6-29-1995	5.14	1.88	1.26	0.36	0.33
Institutional Class (SHIXX)	3-31-2000	5.29	1.98	1.35	0.24	0.20
Select Class (WFJXX)	6-29-2007	5.35	2.04	1.42	0.20	0.13
Service Class (WHTXX)	6-30-2010	5.05	1.82	1.20	0.53	0.43
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of January 31, 2024
	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	5.26	5.39	5.46	5.16
7-day compound yield	5.40	5.53	5.61	5.29
30-day simple yield	5.26	5.39	5.46	5.16
30-day compound yield	5.39	5.53	5.60	5.29

[1]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 5.23%, 5.35%, 5.39% and 5.06% for Administrator Class, Institutional Class, Select Class and Service Class,
respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Institutional Money Market Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Short-term interest rates rose another 1.00% during the fiscal year that ended January 31, 2024, as the U.S. Federal Reserve (Fed) attempted to reduce inflation by raising its target range for the federal funds rate from 4.25% to 4.50% at the beginning of the period to 5.25% to 5.50% at fiscal year-end. This represented a continuation of the inflation fight begun in the preceding year, when the Fed raised rates by 4.25% off the zero lower bound. By tightening monetary policy, the Fed intended to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce the rate of inflation. The Fed’s aggressive moves in 2022 and early 2023 had an unforeseen consequence, which manifested itself in March 2023. As the cost of funding grew ever higher, some bank portfolios experienced strains as the value of their longer-dated holdings declined. This resulted in runs on some weaker banks and eventually led to the failure of Silicon Valley Bank, Signature Bank, and First Republic and the acquisition of Credit Suisse by UBS. The immediate actions taken by the U.S. Treasury, Federal Deposit Insurance Corporation, and the Swiss National Bank quickly calmed the markets, but the credit sector remained cautious. Prime funds let liquidity grow while waiting to see if more cracks in the financial system showed. However, as calm returned and yields increased, the credit market quickly got back to business as investors returned, lured by the siren song of higher yields.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
As the Fed pivoted to data dependence midyear, the short credit sector was steady, with the positive slope of the one-month to one-year yield curve reflecting the magnitude of expectations for the future path of rate increases. The markets noted, however, the Fed’s intention to keep rates higher for longer, which was reinforced at the Jackson Hole Symposium in August, and so spreads and yields that had been fairly stable in summer began to widen and move higher in the fall. One-year yields traded as high as 6.00% for a time as expectations for several more moves by the Fed were priced into market rates. This backup in rates, however, proved short-lived, as a Fed pause appeared to be permanent following the November meeting, causing yields to drop and spreads to narrow dramatically.
Effective maturity distribution as of January 31, 2024[1]

44%
1-7 day(s)
7%
8-29 days
23%
30-89 days
22%
90-179 days
3%
180-269 days
1%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
For much of the year, in order to capture the immediate effects of increasing rates, we favored exposure to higher liquidity and credit products with resetting rates, such as those offered by floating-rate paper and variable-rate demand notes (VRDNs)†, over fixed-rate paper. In the fourth quarter, as it became commonly understood that if we weren’t exactly at the end, we were very close to the end of the rate hiking cycle, we extended investments in fixed-rate term purchases in order to capture the steepness of the yield curve before expectations reset. Even as we extend purchases when the opportunity is favorable, we have maintained an enhanced liquidity buffer in our portfolios. This helps us meet the liquidity needs of our investors and dampens net asset value volatility.
Weighted average maturity as of January 31, 2024[1]
33 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

†VRDNs are debt securities commonly held within certain mutual funds. Like all bonds, VRDN values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes can be sudden and unpredictable. In addition to credit and interest rate risk, VRDNs are subject to municipal securities risk.

Institutional Money Market Funds | 7

Performance highlights (unaudited)
Weighted average life as of January 31, 2024[1]
56 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8 | Institutional Money Market Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,026.92	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Institutional Class
Actual	$1,000.00	$1,027.69	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,027.94	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,026.51	$2.20	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Institutional Money Market Funds | 9

Portfolio of investments—January 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 26.80%
ABN AMRO Bank NV	5.33%	2-1-2024	$75,000,000	$75,000,000
Banco Santander SA (U.S. SOFR+0.45%)±	5.76	3-8-2024	17,000,000	17,007,126
Banco Santander SA	5.85	5-2-2024	10,000,000	10,009,170
Bank of America NA±±	5.77	7-25-2024	25,000,000	25,032,289
Bank of America NA±±	5.86	3-4-2024	7,000,000	7,002,840
Bank of Montreal	5.62	6-3-2024	25,000,000	25,016,643
Bank of Montreal (U.S. SOFR+0.53%)±	5.84	4-5-2024	10,000,000	10,007,101
BNP Paribas SA	5.74	8-15-2024	25,000,000	25,051,667
Canadian Imperial Bank of Commerce	5.31	2-1-2024	75,000,000	75,000,000
Citibank NA (U.S. SOFR+0.35%)±	5.66	2-20-2024	15,000,000	15,002,166
Citibank NA (U.S. SOFR+0.55%)±	5.86	3-21-2024	10,000,000	10,006,294
Cooperatieve Rabobank UA (U.S. SOFR+0.44%)±	5.75	5-29-2024	15,000,000	15,016,833
Credit Agricole Corporate & Investment Bank SA	5.41	6-28-2024	5,000,000	5,000,965
Credit Industriel et Commercial (U.S. SOFR+0.36%)±	5.67	4-9-2024	15,000,000	15,006,904
Credit Industriel et Commercial	5.78	5-14-2024	25,000,000	25,020,725
Credit Industriel et Commercial	5.80	5-1-2024	12,000,000	12,008,709
DG Bank	5.80	4-19-2024	30,000,000	30,017,005
Mitsubishi UFJ Trust & Banking Corp. (U.S. SOFR+0.30%)±	5.61	7-1-2024	10,000,000	10,005,656
MUFG Bank Ltd.	5.42	4-23-2024	25,000,000	24,999,658
MUFG Bank Ltd. (U.S. SOFR+0.40%)±	5.71	5-14-2024	25,000,000	25,019,284
MUFG Bank Ltd.	5.78	2-13-2024	10,000,000	10,001,137
National Australia Bank Ltd. (U.S. SOFR+0.51%)±	5.82	11-12-2024	12,000,000	12,023,502
Nordea Bank Abp	5.90	7-15-2024	15,000,000	15,033,186
Norinchukin Bank (U.S. SOFR+0.41%)±	5.72	2-1-2024	25,000,000	25,000,211
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.20%)±	5.51	7-11-2024	10,000,000	10,001,887
Oversea-Chinese Banking Corp. Ltd.	5.63	2-7-2024	15,000,000	15,000,668
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.37%)±	5.68	4-26-2024	20,000,000	20,012,187
Skandinaviska Enskilda Banken AB	5.25	10-8-2024	10,000,000	10,004,480
Skandinaviska Enskilda Banken AB (U.S. SOFR+0.16%)±	5.47	7-26-2024	15,000,000	15,000,000
Standard Chartered Bank	5.37	7-18-2024	17,000,000	16,999,185
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.37%)±	5.68	5-21-2024	30,000,000	30,021,890
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.40%)±	5.71	4-26-2024	35,000,000	35,024,788
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.30%)±	5.61	6-17-2024	50,000,000	50,030,546
Svenska Handelsbanken AB (U.S. SOFR+0.35%)±	5.66	4-24-2024	45,000,000	45,028,437
Swedbank AB (U.S. SOFR+0.36%)±	5.67	4-5-2024	10,000,000	10,004,557
Swedbank AB (U.S. SOFR+0.47%)±	5.78	5-23-2024	25,000,000	25,029,416
Toronto-Dominion Bank	5.92	7-17-2024	32,000,000	32,071,836
UBS AG	5.58	7-8-2024	25,000,000	25,016,137
Wells Fargo Bank NA (U.S. SOFR+0.38%)±	5.69	3-28-2024	10,000,000	10,004,818
Wells Fargo Bank NA (U.S. SOFR+0.52%)±	5.83	6-3-2024	5,000,000	5,005,897
Westpac Banking Corp. (U.S. SOFR+0.40%)±	5.71	7-3-2024	25,000,000	25,031,836
Westpac Banking Corp. (U.S. SOFR+0.48%)±	5.79	4-15-2024	25,000,000	25,019,202
Woori Bank	5.35	2-6-2024	25,000,000	25,000,013
Total certificates of deposit (Cost $947,004,874)				947,596,851
The accompanying notes are an integral part of these financial statements.
10 | Institutional Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Commercial paper: 43.70%
Asset-backed commercial paper: 38.20%
Albion Capital Corp. SA/Albion Capital LLC☼	5.52%	4-23-2024	$10,000,000	$9,874,924
Albion Capital Corp. SA/Albion Capital LLC☼	5.64	2-26-2024	10,000,000	9,960,849
Albion Capital Corp. SA/Albion Capital LLC☼	5.69	2-20-2024	5,000,000	4,984,950
Albion Capital Corp. SA/Albion Capital LLC☼	5.69	2-27-2024	5,000,000	4,979,673
Alinghi Funding Co. LLC144A☼	5.57	6-6-2024	10,000,000	9,814,194
Alinghi Funding Co. LLC144A☼	5.79	6-12-2024	8,000,000	7,844,487
Alinghi Funding Co. LLC144A☼	5.85	5-14-2024	10,000,000	9,846,508
Anglesea Funding LLC (U.S. OBFR+0.20%)144A§±	5.51	3-13-2024	25,000,000	25,000,969
Anglesea Funding LLC (U.S. SOFR+0.22%)144A§±	5.53	5-24-2024	10,000,000	9,999,297
Anglesea Funding LLC (U.S. SOFR+0.24%)144A§±	5.55	4-8-2024	15,000,000	15,000,549
Anglesea Funding LLC (U.S. SOFR+0.24%)144A§±	5.55	4-12-2024	15,000,000	15,000,526
Antalis SA144A☼	5.44	2-1-2024	10,000,000	9,998,522
Antalis SA144A☼	5.55	4-11-2024	5,000,000	4,946,688
Aquitaine Funding Co. LLC144A☼	5.47	3-4-2024	5,000,000	4,975,113
Aquitaine Funding Co. LLC144A☼	5.59	2-1-2024	5,000,000	4,999,257
Armada Funding Co. LLC144A☼	5.51	3-27-2024	9,700,000	9,617,700
Armada Funding Co. LLC144A☼	5.56	2-7-2024	5,000,000	4,994,721
Armada Funding Co. LLC144A☼	5.56	2-22-2024	5,000,000	4,983,299
Armada Funding Co. LLC144A☼	5.56	3-12-2024	8,000,000	7,950,071
Armada Funding Co. LLC144A☼	5.58	3-7-2024	10,000,000	9,945,200
Atlantic Asset Securitization LLC§±±	5.59	7-8-2024	17,000,000	17,000,349
Atlantic Asset Securitization LLC (U.S. SOFR+0.38%)144A§±	5.69	5-21-2024	10,000,000	10,003,447
Atlantic Asset Securitization LLC144A☼	5.71	3-7-2024	5,000,000	4,973,050
Autobahn Funding Co. LLC144A☼	5.51	2-22-2024	5,000,000	4,983,635
Barton Capital SA144A☼	5.71	2-27-2024	10,000,000	9,959,540
Bedford Row Funding Corp.144A☼	5.61	2-8-2024	5,000,000	4,994,087
Bedford Row Funding Corp.144A☼	5.61	3-25-2024	25,000,000	24,798,700
Bedford Row Funding Corp. (U.S. SOFR+0.34%)144A±	5.65	2-23-2024	15,000,000	15,002,110
Bennington Stark Capital Co. LLC144A☼	5.44	2-5-2024	15,000,000	14,988,857
Bennington Stark Capital Co. LLC144A☼	5.44	2-7-2024	12,000,000	11,987,493
Britannia Funding Co. LLC144A☼	5.74	2-7-2024	5,000,000	4,994,808
Britannia Funding Co. LLC144A☼	5.75	2-20-2024	10,000,000	9,970,163
Britannia Funding Co. LLC144A☼	5.75	3-6-2024	10,000,000	9,947,500
Britannia Funding Co. LLC144A☼	5.76	3-7-2024	10,000,000	9,946,000
Britannia Funding Co. LLC144A☼	5.77	5-17-2024	5,000,000	4,920,224
Britannia Funding Co. LLC144A☼	5.80	4-11-2024	10,000,000	9,893,500
Britannia Funding Co. LLC144A☼	5.80	4-22-2024	8,000,000	7,901,600
Britannia Funding Co. LLC144A☼	5.81	4-17-2024	10,000,000	9,884,500
Cabot Trail Funding LLC144A☼	5.44	6-24-2024	10,000,000	9,786,273
Cabot Trail Funding LLC144A☼	5.48	3-25-2024	10,000,000	9,918,700
Chariot Funding LLC144A☼	5.47	4-16-2024	10,000,000	9,886,450
Chariot Funding LLC±±	5.59	7-8-2024	10,000,000	10,000,390
Chariot Funding LLC (U.S. SOFR+0.40%)144A±	5.71	6-3-2024	10,000,000	10,001,338
Charta LLC144A☼	5.39	5-14-2024	5,000,000	4,922,955
Charta LLC144A☼	5.64	3-6-2024	10,000,000	9,947,662
Charta LLC144A☼	5.66	2-5-2024	20,000,000	19,985,202
Charta LLC144A☼	5.71	2-21-2024	15,000,000	14,952,803
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 11

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Chesham Finance Ltd./Chesham Finance LLC144A☼	2.67%	2-2-2024	$15,000,000	$14,995,564
Chesham Finance Ltd./Chesham Finance LLC±±	5.42	3-6-2024	35,000,000	35,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	5.43	2-1-2024	15,000,000	14,997,783
Collateralized Commercial Paper FLEX Co. LLC144A	5.60	6-18-2024	10,000,000	10,004,978
Collateralized Commercial Paper FLEX Co. LLC144A	5.60	7-22-2024	10,000,000	10,005,288
Collateralized Commercial Paper FLEX Co. LLC144A	5.68	7-8-2024	10,000,000	10,008,376
Collateralized Commercial Paper FLEX Co. LLC144A±±	5.71	7-15-2024	10,000,000	10,005,019
Collateralized Commercial Paper FLEX Co. LLC144A	5.80	5-14-2024	7,000,000	7,006,132
Collateralized Commercial Paper FLEX Co. LLC144A	5.84	6-10-2024	20,000,000	20,023,589
Collateralized Commercial Paper V Co. LLC±±	5.66	10-11-2024	10,000,000	10,000,009
Columbia Funding Co. LLC144A☼	5.74	2-2-2024	5,000,000	4,998,522
Concord Minutemen Capital Co. LLC144A☼	5.44	2-2-2024	10,000,000	9,997,032
Concord Minutemen Capital Co. LLC144A☼	5.44	2-5-2024	30,000,000	29,977,720
Concord Minutemen Capital Co. LLC144A☼	5.49	4-5-2024	9,919,000	9,822,439
Concord Minutemen Capital Co. LLC±±	5.51	4-5-2024	10,000,000	9,999,799
Concord Minutemen Capital Co. LLC144A	5.60	3-13-2024	10,000,000	10,001,557
Concord Minutemen Capital Co. LLC144A	5.62	3-13-2024	10,000,000	10,001,788
CRC Funding LLC144A☼	5.35	7-8-2024	25,000,000	24,421,759
Erste Group Bank AG	5.33	2-6-2024	75,000,000	74,999,897
Glencove Funding LLC144A☼	5.42	6-18-2024	5,000,000	4,898,307
Glencove Funding LLC144A☼	5.69	2-1-2024	5,000,000	4,999,261
Gotham Funding Corp.144A☼	5.74	2-16-2024	15,000,000	14,964,362
Great Bear Funding LLC144A☼	5.42	2-1-2024	35,000,000	34,994,825
Ionic Funding LLC☼	5.52	2-8-2024	30,000,000	29,964,188
Ionic Funding LLC☼	5.53	2-15-2024	10,000,000	9,977,567
Ionic Funding LLC☼	5.56	2-27-2024	10,000,000	9,959,240
Ionic Funding LLC☼	5.57	3-28-2024	5,000,000	4,956,933
Ionic Funding LLC☼	5.59	3-6-2024	5,000,000	4,973,556
Ionic Funding LLC☼	5.60	2-1-2024	10,000,000	9,998,514
Legacy Capital Co. LLC144A±±	5.66	11-15-2024	15,000,000	15,002,334
Legacy Capital Co. LLC144A±±	5.66	11-19-2024	10,000,000	10,001,649
Lexington Parker Capital Co. LLC144A☼	5.44	2-7-2024	20,000,000	19,979,272
Lexington Parker Capital Co. LLC144A☼	5.52	2-22-2024	10,000,000	9,967,270
Lexington Parker Capital Co. LLC (U.S. SOFR+0.42%)144A±	5.73	2-14-2024	15,000,000	15,001,726
Liberty Street Funding LLC144A☼	5.39	5-10-2024	10,000,000	9,852,232
Liberty Street Funding LLC144A☼	5.62	5-2-2024	15,000,000	14,796,222
Liberty Street Funding LLC144A☼	5.71	2-1-2024	10,000,000	9,998,522
Liberty Street Funding LLC144A☼	5.74	4-8-2024	7,000,000	6,929,385
LMA-Americas LLC144A☼	5.62	4-19-2024	22,400,000	22,135,494
LMA-Americas LLC144A☼	5.68	2-1-2024	15,000,000	14,997,783
LMA-Americas LLC144A☼	5.71	2-22-2024	5,800,000	5,780,910
LMA-Americas LLC144A☼	5.73	2-7-2024	7,000,000	6,992,745
LMA-Americas LLC144A☼	5.74	4-5-2024	8,000,000	7,922,072
LMA-Americas LLC144A☼	5.77	4-10-2024	5,000,000	4,947,597
LMA-Americas LLC144A☼	5.78	4-11-2024	5,000,000	4,946,858
Mackinac Funding Co. LLC144A☼	5.74	2-2-2024	9,600,000	9,597,161
Mackinac Funding Co. LLC144A☼	5.75	3-19-2024	9,000,000	8,935,344
Matchpoint Finance PLC144A☼	5.55	6-14-2024	5,000,000	4,901,094
The accompanying notes are an integral part of these financial statements.
12 | Institutional Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Mountcliff Funding LLC144A☼	5.44%	2-1-2024	$10,000,000	$9,998,522
Mountcliff Funding LLC144A☼	5.44	2-7-2024	10,000,000	9,989,636
Mountcliff Funding LLC144A§±±	5.50	7-29-2024	10,000,000	10,000,000
Mountcliff Funding LLC144A☼	5.73	3-5-2024	15,000,000	14,923,925
Nieuw Amsterdam Receivables Corp. BV144A☼	5.31	7-30-2024	10,000,000	9,740,662
Old Line Funding LLC144A☼	5.34	7-11-2024	5,000,000	4,881,871
Old Line Funding LLC (U.S. SOFR+0.37%)144A±	5.68	3-20-2024	5,000,000	5,000,877
Old Line Funding LLC144A☼	5.80	4-2-2024	5,000,000	4,953,357
Podium Funding Trust☼	5.43	6-20-2024	10,000,000	9,794,171
Podium Funding Trust☼	5.59	8-22-2024	10,000,000	9,706,489
Podium Funding Trust☼	5.69	3-13-2024	10,000,000	9,936,930
Ridgefield Funding Co. LLC (U.S. SOFR+0.42%)144A±	5.73	2-2-2024	5,000,000	5,000,079
Ridgefield Funding Co. LLC144A☼	5.73	5-6-2024	13,766,000	13,568,915
Starbird Funding Corp.144A☼	5.66	5-14-2024	10,000,000	9,845,911
Starbird Funding Corp. (U.S. SOFR+0.39%)144A±	5.70	5-3-2024	10,000,000	10,007,144
Starbird Funding Corp.144A☼	5.72	3-1-2024	10,000,000	9,955,250
Thunder Bay Funding LLC (U.S. SOFR+0.37%)144A±	5.68	3-20-2024	5,000,000	5,000,838
Thunder Bay Funding LLC (U.S. SOFR+0.43%)144A±	5.74	6-6-2024	10,000,000	10,004,212
Versailles Commercial Paper LLC☼	5.54	4-12-2024	20,000,000	19,783,520
Versailles Commercial Paper LLC (U.S. SOFR+0.28%)144A§±	5.59	3-5-2024	15,000,000	15,001,617
Versailles Commercial Paper LLC☼	5.63	5-31-2024	10,000,000	9,819,549
Victory Receivables Corp.144A☼	5.74	2-15-2024	15,000,000	14,966,475
				1,350,788,457
Financial company commercial paper: 3.41%
Australia & New Zealand Banking Group Ltd.144A☼	5.58	6-7-2024	25,000,000	24,530,258
Commonwealth Bank of Australia144A☼	5.19	9-10-2024	24,000,000	23,234,119
Dexia SA144A☼	5.39	6-12-2024	24,000,000	23,533,176
DNB Bank ASA144A☼	5.67	5-9-2024	22,500,000	22,175,503
Federation des Caisses Desjardins du Quebec144A☼	5.49	3-27-2024	8,500,000	8,427,357
Federation des Caisses Desjardins du Quebec144A☼	5.73	2-28-2024	10,000,000	9,958,160
Suncorp-Metway Ltd.144A☼	5.64	5-7-2024	8,800,000	8,666,998
				120,525,571
Other commercial paper: 2.09%
Mercy Health☼	5.48	2-21-2024	5,000,000	4,984,145
Mercy Health☼	5.49	2-7-2024	15,000,000	14,984,309
Province of British Columbia Canada☼	5.31	7-5-2024	10,000,000	9,777,353
Province of British Columbia Canada☼	5.33	7-18-2024	20,000,000	19,522,074
Toyota Credit de Puerto Rico Corp.☼	5.77	4-22-2024	25,000,000	24,689,159
				73,957,040
Total commercial paper (Cost $1,545,106,430)				1,545,271,068
Municipal obligations: 8.94%
Alaska: 0.28%
Variable rate demand notes ø: 0.28%
Alaska Housing Finance Corp. Series A (Housing revenue)	5.35	12-1-2044	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 13

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Colorado: 0.70%
Variable rate demand notes ø: 0.70%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.38%	5-1-2052	$19,555,000	$19,555,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	5.36	5-1-2054	5,000,000	5,000,000
				24,555,000
Delaware: 0.28%
Variable rate demand notes ø: 0.28%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.92	4-1-2047	10,000,000	10,000,000
Georgia: 0.85%
Variable rate demand notes ø: 0.85%
Macon-Bibb County Industrial Authority Kumho Tire Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.46	11-1-2029	15,000,000	15,000,000
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	5.35	9-1-2052	15,000,000	15,000,000
				30,000,000
Iowa: 0.25%
Variable rate demand notes ø: 0.25%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38	3-1-2053	8,987,000	8,987,000
Kentucky: 0.14%
Variable rate demand notes ø: 0.14%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	5.35	6-1-2043	5,000,000	5,000,000
Maine: 0.23%
Variable rate demand notes ø: 0.23%
City of Portland (GO revenue, TD Bank N.A. LOC)	5.35	6-1-2026	8,065,000	8,065,000
Massachusetts: 0.34%
Variable rate demand notes ø: 0.34%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	5.35	6-1-2052	12,165,000	12,165,000
Minnesota: 1.36%
Variable rate demand notes ø: 1.36%
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	10,000,000	10,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2052	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.
14 | Institutional Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.60%	12-1-2030	$810,000	$810,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	5.60	9-1-2030	22,145,000	22,145,000
				47,955,000
New Hampshire: 0.57%
Variable rate demand notes ø: 0.57%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.49	10-1-2028	20,000,000	20,000,000
New York: 3.80%
Other municipal debt : 0.14%
Long Island Power Authority (Utilities revenue)	5.51	2-7-2024	5,000,000	4,999,880
Variable rate demand notes ø: 3.66%
Mizuho Floater/Residual Trust Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.58	2-1-2026	15,000,000	15,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.43	11-1-2031	15,000,000	15,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.71	6-4-2027	20,000,000	20,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.74	10-1-2027	7,000,000	7,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.71	11-1-2052	11,892,729	11,892,729
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	5.60	5-1-2029	5,000,000	5,000,000
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.60	12-15-2025	17,260,000	17,260,000
Taxable Municipal Funding Trust Series BTMFT (GO revenue, Barclays Bank plc LOC)144A	5.60	5-15-2056	19,850,000	19,850,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	5.35	11-15-2032	18,500,000	18,500,000
				129,502,729
Rhode Island: 0.14%
Variable rate demand notes ø: 0.14%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	5.35	10-1-2053	5,000,000	5,000,000
Total municipal obligations (Cost $316,229,721)				316,229,609
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 15

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
Other instruments: 0.70%
AARP, Inc. Series 2001§øø		5.37%	5-1-2031	$10,000,000	$10,000,000
Ecmc Group, Inc. Series 23-1§øø		5.38	12-1-2050	14,860,000	14,860,000
Total other instruments (Cost $24,860,000)					24,860,000
Repurchase agreements^^: 20.09%
Barclays Bank PLC, dated 1-31-2024, maturity value $225,333,294(01)		5.32	2-1-2024	225,300,000	225,300,000
Deutsche Bank Securities, Inc., dated 1-31-2024, maturity value $150,022,167(02)		5.32	2-1-2024	150,000,000	150,000,000
RBC Dominion Securities, Inc., dated 1-31-2024, maturity value $235,034,728(03)		5.32	2-1-2024	235,000,000	235,000,000
Standard Chartered Bank, dated 1-31-2024, maturity value $100,014,778(04)		5.32	2-1-2024	100,000,000	100,000,000
Total repurchase agreements (Cost $710,300,000)					710,300,000
Total investments in securities (Cost $3,543,501,025)	100.23%				3,544,257,528
Other assets and liabilities, net	(0.23)				(8,192,433)
Total net assets	100.00%				$3,536,065,095

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

☼	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50% to 7.00%, 8-1-2042 to 12-20-2053, fair value including accrued interest is $232,059,000.
(02) U.S. government securities, 0.00% to 6.10%, 2-1-2024 to 2-15-2049, fair value including accrued interest is $153,000,005.
(03) U.S. government securities, 0.00% to 7.50%, 8-31-2024 to 2-1-2054, fair value including accrued interest is $241,350,641.
(04) U.S. government securities, 0.00% to 5.00%, 5-21-2024 to 5-20-2053, fair value including accrued interest is $102,987,703.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
16 | Institutional Money Market Funds

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,833,201,025)	$2,833,957,528
Investments in repurchase agreements, at value (cost $710,300,000)	710,300,000
Cash	292,270
Receivable for interest	8,716,148
Receivable for investments sold	9,999
Receivable for Fund shares sold	1,375
Prepaid expenses and other assets	85,526
Total assets	3,553,362,846
Liabilities
Payable for investments purchased	14,997,775
Dividends payable	1,705,337
Management fee payable	246,039
Administration fees payable	155,787
Payable for Fund shares redeemed	1,610
Accrued expenses and other liabilities	191,203
Total liabilities	17,297,751
Total net assets	$3,536,065,095
Net assets consist of
Paid-in capital	$3,538,296,027
Total distributable loss	(2,230,932)
Total net assets	$3,536,065,095
Computation of net asset value per share
Net assets–Administrator Class	$79,261,229
Shares outstanding–Administrator Class[1]	79,218,482
Net asset value per share–Administrator Class	$1.0005
Net assets–Institutional Class	$755,729,728
Shares outstanding–Institutional Class[1]	755,307,084
Net asset value per share–Institutional Class	$1.0006
Net assets–Select Class	$2,596,581,811
Shares outstanding–Select Class[1]	2,594,897,470
Net asset value per share–Select Class	$1.0006
Net assets–Service Class	$104,492,327
Shares outstanding–Service Class[1]	104,444,461
Net asset value per share–Service Class	$1.0005
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 17

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$199,831,108
Expenses
Management fee	5,612,247
Administration fees
Administrator Class	90,969
Institutional Class	523,909
Select Class	1,160,110
Service Class	114,441
Shareholder servicing fees
Administrator Class	90,969
Service Class	238,418
Custody and accounting fees	19,595
Professional fees	139,440
Registration fees	75,862
Shareholder report expenses	27,480
Trustees’ fees and expenses	16,822
Other fees and expenses	122,685
Total expenses	8,232,947
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,141,925)
Institutional Class	(72,845)
Select Class	(1,160,110)
Service Class	(67,660)
Net expenses	5,790,407
Net investment income	194,040,701
Realized and unrealized gains (losses) on investments
Net realized gains on investments	6,217
Net change in unrealized gains (losses) on investments	(412,330)
Net realized and unrealized gains (losses) on investments	(406,113)
Net increase in net assets resulting from operations	$193,634,588
The accompanying notes are an integral part of these financial statements.
18 | Institutional Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$194,040,701		$101,945,181
Net realized gains (losses) on investments		6,217		(18,204)
Net change in unrealized gains (losses) on investments		(412,330)		1,143,218
Net increase in net assets resulting from operations		193,634,588		103,070,195
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(4,561,913)		(1,957,328)
Institutional Class		(33,920,288)		(12,772,848)
Select Class		(150,857,617)		(85,334,954)
Service Class		(4,699,568)		(1,882,125)
Total distributions to shareholders		(194,039,386)		(101,947,255)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	109,140,022	109,189,185	123,114,666	123,167,045
Institutional Class	2,065,324,900	2,066,281,185	4,000,160,380	4,001,754,376
Select Class	9,096,230,381	9,101,290,372	14,773,390,843	14,780,703,471
Service Class	263,692,040	263,795,569	380,589,513	380,714,221
		11,540,556,311		19,286,339,113
Reinvestment of distributions
Administrator Class	4,461,823	4,463,814	1,819,781	1,820,643
Institutional Class	30,872,895	30,887,297	11,199,701	11,205,088
Select Class	135,742,657	135,813,062	76,199,609	76,240,760
Service Class	3,817,761	3,819,165	1,581,906	1,582,516
		174,983,338		90,849,007
Payment for shares redeemed
Administrator Class	(126,943,395)	(126,998,392)	(163,859,559)	(163,926,317)
Institutional Class	(2,001,526,154)	(2,002,457,285)	(4,029,437,260)	(4,031,043,553)
Select Class	(10,598,970,355)	(10,604,837,071)	(15,258,868,199)	(15,266,607,066)
Service Class	(281,482,176)	(281,595,699)	(391,978,351)	(392,099,945)
		(13,015,888,447)		(19,853,676,881)
Net decrease in net assets resulting from capital share transactions		(1,300,348,798)		(476,488,761)
Total decrease in net assets		(1,300,753,596)		(475,365,821)
Net assets
Beginning of period		4,836,818,691		5,312,184,512
End of period		$3,536,065,095		$4,836,818,691
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 19

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0005	$1.0004
Net investment income	0.0502 [1]	0.0193	0.0001	0.0033	0.0203
Net realized and unrealized gains (losses) on investments	0.0001	0.0002	0.0000 [2]	(0.0002)	0.0001
Total from investment operations	0.0503	0.0195	0.0001	0.0031	0.0204
Payment from affiliate	0.0000	0.0000	0.0001	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0504)	(0.0193)	(0.0001)	(0.0033)	(0.0203)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0504)	(0.0193)	(0.0001)	(0.0033)	(0.0203)
Net asset value, end of period	$1.0005	$1.0006	$1.0004	$1.0003	$1.0005
Total return	5.14%	1.97%	0.02%[3]	0.32%	2.05%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses	0.33%	0.31%*	0.15%*	0.29%*	0.33%
Net investment income	5.01%	1.79%	0.01%	0.39%	2.01%
Supplemental data
Net assets, end of period (000s omitted)	$79,261	$92,617	$131,539	$76,740	$113,555

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.18%
Year ended January 31, 2021	0.03%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
20 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0004	$1.0004
Net investment income	0.0518 [1]	0.0203	0.0001	0.0041	0.0216
Net realized and unrealized gains (losses) on investments	(0.0001)	0.0003	(0.0001)	0.0000	0.0000 [2]
Total from investment operations	0.0517	0.0206	0.0000	0.0041	0.0216
Payment from affiliate	0.0000	0.0000	0.0002	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0517)	(0.0204)	(0.0001)	(0.0042)	(0.0216)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0517)	(0.0204)	(0.0001)	(0.0042)	(0.0216)
Net asset value, end of period	$1.0006	$1.0006	$1.0004	$1.0003	$1.0004
Total return	5.29%	2.08%	0.02%[3]	0.42%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.15%[4]	0.20%	0.20%
Net investment income	5.18%	2.07%	0.01%	0.46%	2.14%
Supplemental data
Net assets, end of period (000s omitted)	$755,730	$661,042	$678,991	$794,541	$1,704,936

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.02% impact on total return.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.05% higher.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0007	$1.0005	$1.0004	$1.0005	$1.0005
Net investment income	0.0520 [1]	0.0211	0.0004 [1]	0.0049	0.0223
Net realized and unrealized gains (losses) on investments	0.0003	0.0002	(0.0002)	(0.0001)	0.0000 [2]
Total from investment operations	0.0523	0.0213	0.0002	0.0048	0.0223
Payment from affiliate	0.0000	0.0000	0.0003	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0524)	(0.0211)	(0.0004)	(0.0049)	(0.0223)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0524)	(0.0211)	(0.0004)	(0.0049)	(0.0223)
Net asset value, end of period	$1.0006	$1.0007	$1.0005	$1.0004	$1.0005
Total return	5.35%	2.15%	0.05%[3]	0.49%	2.25%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.20%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.12%[4]	0.13%	0.13%
Net investment income	5.20%	2.10%	0.04%	0.40%	2.21%
Supplemental data
Net assets, end of period (000s omitted)	$2,596,582	$3,964,681	$4,373,391	$8,471,954	$7,119,681

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.03% impact on total return.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
The accompanying notes are an integral part of these financial statements.
22 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0005	$1.0003	$1.0002	$1.0004	$1.0004
Net investment income	0.0493 [1]	0.0185	0.0001 [1]	0.0031	0.0194
Net realized and unrealized gains (losses) on investments	0.0001	0.0002	0.0000 [2]	(0.0004)	(0.0001)
Total from investment operations	0.0494	0.0187	0.0001	0.0027	0.0193
Payment from affiliate	0.0000	0.0000	0.0001	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0494)	(0.0185)	(0.0001)	(0.0029)	(0.0193)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0494)	(0.0185)	(0.0001)	(0.0029)	(0.0193)
Net asset value, end of period	$1.0005	$1.0005	$1.0003	$1.0002	$1.0004
Total return	5.05%	1.88%	0.02%[3]	0.28%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.50%	0.51%
Net expenses	0.43%	0.39%*	0.14%*	0.34%*	0.43%
Net investment income	4.93%	1.70%	0.01%	0.33%	1.92%
Supplemental data
Net assets, end of period (000s omitted)	$104,492	$118,479	$128,263	$42,155	$55,893

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.29%
Year ended January 31, 2021	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S.
24 | Institutional Money Market Funds

Notes to financial statements
generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $3,543,500,274 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$850,695
Gross unrealized losses	(93,441)
Net unrealized gains	$757,254
As of January 31, 2024, the Fund had capital loss carryforwards which consist of $2,747,205 in short-term capital losses
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$947,596,851	$0	$947,596,851
Commercial paper	0	1,545,271,068	0	1,545,271,068
Municipal obligations	0	316,229,609	0	316,229,609
Other instruments	0	24,860,000	0	24,860,000
Repurchase agreements	0	710,300,000	0	710,300,000
Total assets	$0	$3,544,257,528	$0	$3,544,257,528
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
Institutional Money Market Funds | 25

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
26 | Institutional Money Market Funds

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $194,039,386 and $101,947,255 of ordinary income for the years ended January 31, 2024 and January 31, 2023, respectively.
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,651,354	$757,254	$(2,747,205)
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Institutional Money Market Funds | 27

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Heritage Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
28 | Institutional Money Market Funds

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2024, $134,108,584 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Institutional Money Market Funds | 29

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

30 | Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Institutional Money Market Funds | 31

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32 | Institutional Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-o4fygpum 03-24
AR3229 01-24

Retail Money Market Funds

Allspring Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Retail Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Retail Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Retail Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Retail Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Retail Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STGXX)	7-1-1992	–	–	–	4.89	1.72	1.09	0.66	0.58
Class C *	6-30-2010	3.11	1.27	0.85	4.11	1.27	0.85	1.41	1.33
Premier Class (WMPXX)[3]	3-31-2016	–	–	–	5.37	2.04	1.36	0.29	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	4.98	1.78	1.15	0.58	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

*	Class C is closed to new investors and additional investments from existing shareholders.
[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Class C), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 1.33% for Class C, 0.20% for Premier Class and 0.50% for Service Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

Yield summary (%) as of January 31, 2024
	Class A	Class C*	Premier Class	Service Class
7-day current yield[1]	5.02	4.27	5.47	5.10
7-day compound yield	5.15	4.37	5.62	5.23
30-day simple yield	5.03	4.28	5.48	5.11
30-day compound yield	5.15	4.37	5.62	5.23

*	Class C is closed to new investors and additional investments from existing shareholders.
[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Class C), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.97%, 4.22%, 5.34% and 5.05% for Class A, Class C, Premier Class and Service
Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Retail Money Market Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Short-term interest rates rose another 1.00% during the fiscal year that ended January 31, 2024, as the U.S. Federal Reserve (Fed) attempted to reduce inflation by raising its target range for the federal funds rate from 4.25% to 4.50% at the beginning of the period to 5.25% to 5.50% at fiscal year-end. This represented a continuation of the inflation fight begun in the preceding year, when the Fed raised rates by 4.25% off the zero lower bound. By tightening monetary policy, the Fed intended to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce the rate of inflation. The Fed’s aggressive moves in 2022 and early 2023 had an unforeseen consequence, which manifested itself in March 2023. As the cost of funding grew ever higher, some bank portfolios experienced strains as the value of their longer-dated holdings declined. This resulted in runs on some weaker banks and eventually led to the failure of Silicon Valley Bank, Signature Bank, and First Republic and the acquisition of Credit Suisse by UBS. The immediate actions taken by the U.S. Treasury, Federal Deposit Insurance Corporation, and the Swiss National Bank quickly calmed the markets, but the credit sector remained cautious. Prime funds let liquidity grow while waiting to see if more cracks in the financial system showed. However, as calm returned and yields increased, the credit market quickly got back to business as investors returned, lured by the siren song of higher yields.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
As the Fed pivoted to data dependence midyear, the short credit sector was steady, with the positive slope of the one-month to one-year yield curve reflecting the magnitude of expectations for the future path of rate increases. The markets noted, however, the Fed’s intention to keep rates higher for longer, which was reinforced at the Jackson Hole Symposium in August, and so spreads and yields that had been fairly stable in summer began to widen and move higher in the fall. One-year yields traded as high as 6.00% for a time as expectations for several more moves by the Fed were priced into market rates. This backup in rates, however, proved short-lived, as a Fed pause appeared to be permanent following the November meeting, causing yields to drop and spreads to narrow dramatically.
Effective maturity distribution as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
For much of the year, in order to capture the immediate effects of increasing rates, we favored exposure to higher liquidity and credit products with resetting rates, such as those offered by floating-rate paper and variable-rate demand notes (VRDNs)†, over fixed-rate paper. In the fourth quarter, as it became commonly understood that if we weren’t exactly at the end, we were very close to the end of the rate hiking cycle, we extended investments in fixed-rate term purchases in order to capture the steepness of the yield curve before expectations reset. Even as we extend purchases when the opportunity is favorable, we have maintained an enhanced liquidity buffer in our portfolios. This helps us meet the liquidity needs of our investors and dampens net asset value volatility.
Weighted average maturity as of January 31, 2024[1]
39 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

†
VRDNs are debt securities commonly held within certain mutual funds. Like all bonds,
VRDN values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes can be sudden and unpredictable. In addition to credit and interest rate risk,
VRDNs are subject to municipal securities risk.

Retail Money Market Funds | 7

Performance highlights (unaudited)
Weighted average life as of January 31, 2024[1]
65 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8 | Retail Money Market Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.65	$2.96	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,021.80	$6.78	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77	1.33%
Premier Class
Actual	$1,000.00	$1,027.97	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,026.06	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.55	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Retail Money Market Funds | 9

Portfolio of investments—January 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 27.78%
ABN AMRO Bank NV	5.33%	2-1-2024	$325,000,000	$325,000,000
Banco Santander SA	5.47	7-19-2024	50,000,000	50,000,000
Banco Santander SA (U.S. SOFR+0.45%)±	5.76	3-8-2024	83,000,000	83,000,000
Banco Santander SA	5.85	5-2-2024	90,000,000	90,000,000
Bank of America NA±±	5.77	7-25-2024	75,000,000	75,000,000
Bank of America NA±±	5.86	3-4-2024	93,000,000	93,000,000
Bank of America NA±±	5.89	8-7-2024	100,000,000	100,000,000
Bank of America NA	5.90	5-10-2024	65,000,000	65,000,000
Bank of Montreal	5.63	8-29-2024	75,000,000	75,000,000
Bank of Montreal (U.S. SOFR+0.50%)±	5.81	2-5-2024	100,000,000	100,000,000
Bank of Montreal (U.S. SOFR+0.51%)±	5.82	11-20-2024	65,000,000	65,000,000
Bank of Montreal (U.S. SOFR+0.53%)±	5.84	4-5-2024	90,000,000	90,000,000
Bank of Nova Scotia (U.S. SOFR+0.51%)±	5.82	4-18-2024	100,000,000	100,000,000
Bank of Nova Scotia	5.82	8-13-2024	50,000,000	50,000,000
BNP Paribas SA	5.74	8-15-2024	125,000,000	125,000,000
BNP Paribas SA (U.S. SOFR+0.55%)±	5.86	4-5-2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.48%)±	5.79	5-9-2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	5.79	8-9-2024	150,000,000	150,000,000
Citibank NA	5.27	11-8-2024	90,000,000	90,000,000
Citibank NA (U.S. SOFR+0.35%)±	5.66	2-20-2024	60,000,000	60,000,000
Citibank NA (U.S. SOFR+0.55%)±	5.86	3-21-2024	90,000,000	90,000,000
Commonwealth Bank of Australia	5.81	11-14-2024	100,000,000	100,000,000
Commonwealth Bank of Australia	5.81	11-15-2024	100,000,000	100,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.44%)±	5.75	5-29-2024	135,000,000	135,000,000
Cooperatieve Rabobank UA	5.78	11-8-2024	48,000,000	47,992,923
Cooperatieve Rabobank UA (U.S. SOFR+0.50%)±	5.81	10-10-2024	100,000,000	100,000,000
Cooperatieve Rabobank UA	5.90	7-18-2024	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank SA	5.31	2-1-2024	175,000,000	175,000,000
Credit Agricole Corporate & Investment Bank SA	5.41	6-28-2024	41,800,000	41,799,635
Credit Industriel et Commercial	5.22	9-16-2024	150,000,000	150,000,000
Credit Industriel et Commercial (U.S. SOFR+0.36%)±	5.67	4-9-2024	135,000,000	135,000,000
Credit Industriel et Commercial	5.80	5-1-2024	38,000,000	38,000,000
DG Bank	5.80	4-19-2024	170,000,000	170,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (U.S. SOFR+0.45%)±	5.76	7-26-2024	150,000,000	150,000,000
HSBC Bank USA NA (U.S. SOFR+0.45%)±	5.76	7-11-2024	200,000,000	200,000,000
HSBC Bank USA NA	6.00	10-17-2024	130,000,000	130,000,000
Mitsubishi UFJ Trust & Banking Corp. (U.S. SOFR+0.30%)±	5.61	7-1-2024	40,000,000	40,000,000
Mizuho Bank Ltd.	5.32	2-1-2024	445,000,000	445,000,000
MUFG Bank Ltd.	5.42	4-23-2024	100,000,000	100,000,000
MUFG Bank Ltd. (U.S. SOFR+0.40%)±	5.71	5-14-2024	100,000,000	100,000,000
MUFG Bank Ltd.	5.78	2-13-2024	90,000,000	90,000,000
National Australia Bank Ltd. (U.S. SOFR+0.37%)±	5.68	9-6-2024	100,000,000	100,000,000
National Australia Bank Ltd. (U.S. SOFR+0.51%)±	5.82	11-12-2024	188,000,000	188,000,000
Natixis SA	5.37	9-3-2024	130,000,000	130,000,000
Natixis SA	5.63	8-5-2024	200,000,000	200,000,000
Nordea Bank Abp (U.S. SOFR+0.51%)±	5.82	3-22-2024	123,000,000	123,000,000
Nordea Bank Abp (U.S. SOFR+0.51%)±	5.82	4-11-2024	125,000,000	125,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
Nordea Bank Abp	5.90%	7-15-2024	$85,000,000	$85,000,000
Norinchukin Bank (U.S. SOFR+0.41%)±	5.72	2-1-2024	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.20%)±	5.51	7-11-2024	90,000,000	90,000,000
Oversea-Chinese Banking Corp. Ltd.	5.63	2-7-2024	135,000,000	135,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.37%)±	5.68	4-26-2024	135,000,000	135,000,000
Royal Bank of Canada (U.S. SOFR+0.36%)±	5.67	1-10-2025	100,000,000	100,000,000
Royal Bank of Canada	5.86	9-3-2024	150,000,000	150,000,000
Royal Bank of Canada	5.91	7-22-2024	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB	5.25	10-8-2024	90,000,000	90,000,000
Skandinaviska Enskilda Banken AB (U.S. SOFR+0.16%)±	5.47	7-26-2024	120,000,000	120,000,000
Skandinaviska Enskilda Banken AB (U.S. SOFR+0.25%)±	5.56	10-9-2024	100,000,000	100,000,000
Standard Chartered Bank	5.37	7-18-2024	158,000,000	158,000,000
Standard Chartered Bank (U.S. SOFR+0.47%)±	5.78	2-1-2024	100,000,000	100,000,000
Standard Chartered Bank	5.90	2-21-2024	75,000,000	75,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.52%)±	5.83	3-5-2024	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.37%)±	5.68	5-21-2024	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.40%)±	5.71	4-26-2024	140,000,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.30%)±	5.61	6-17-2024	125,000,000	125,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.35%)±	5.66	4-24-2024	80,000,000	80,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.47%)±	5.78	5-15-2024	150,000,000	150,000,000
Svenska Handelsbanken AB	5.90	7-12-2024	100,000,000	100,000,000
Swedbank AB (U.S. SOFR+0.36%)±	5.67	4-5-2024	115,000,000	115,000,000
Swedbank AB (U.S. SOFR+0.47%)±	5.78	5-23-2024	177,000,000	176,999,889
Swedbank AB	5.90	6-20-2024	40,000,000	40,000,000
Toronto-Dominion Bank	5.92	7-17-2024	168,000,000	168,000,000
Toronto-Dominion Bank	6.00	9-6-2024	65,000,000	65,000,000
Toronto-Dominion Bank	6.01	10-3-2024	100,000,000	100,000,000
UBS AG	5.57	9-4-2024	125,000,000	125,000,000
UBS AG	5.58	7-8-2024	100,000,000	100,000,000
Wells Fargo Bank NA (U.S. SOFR+0.38%)±	5.69	3-28-2024	90,000,000	90,000,000
Wells Fargo Bank NA (U.S. SOFR+0.52%)±	5.83	6-3-2024	20,000,000	20,016,762
Westpac Banking Corp. (U.S. SOFR+0.40%)±	5.71	7-3-2024	75,000,000	75,000,000
Westpac Banking Corp. (U.S. SOFR+0.48%)±	5.79	4-15-2024	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.50%)±	5.81	10-4-2024	150,000,000	150,000,000
Woori Bank	5.35	2-6-2024	125,000,000	125,000,000
Total certificates of deposit (Cost $9,247,809,209)				9,247,809,209
Commercial paper: 41.84%
Asset-backed commercial paper: 39.73%
Albion Capital Corp. SA/Albion Capital LLC☼	5.52	4-22-2024	43,854,000	43,318,214
Albion Capital Corp. SA/Albion Capital LLC☼	5.52	4-23-2024	83,242,000	82,212,435
Albion Capital Corp. SA/Albion Capital LLC☼	5.58	3-27-2024	49,184,000	48,771,469
Albion Capital Corp. SA/Albion Capital LLC☼	5.64	2-26-2024	97,209,000	96,834,340
Albion Capital Corp. SA/Albion Capital LLC☼	5.69	2-27-2024	62,713,000	62,459,361
Alinghi Funding Co. LLC144A☼	5.19	10-22-2024	99,000,000	95,297,400
Alinghi Funding Co. LLC144A☼	5.57	6-6-2024	80,000,000	78,465,600
Alinghi Funding Co. LLC144A☼	5.78	4-8-2024	68,000,000	67,281,164
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Alinghi Funding Co. LLC144A☼	5.79%	6-12-2024	$71,880,000	$70,380,344
Alinghi Funding Co. LLC144A☼	5.85	5-14-2024	90,000,000	88,519,375
Anglesea Funding LLC144A§±±	5.49	7-1-2024	100,000,000	100,000,000
Anglesea Funding LLC (U.S. OBFR+0.20%)144A§±	5.51	3-13-2024	175,000,000	175,000,000
Anglesea Funding LLC (U.S. SOFR+0.22%)144A§±	5.53	5-24-2024	90,000,000	90,000,000
Anglesea Funding LLC (U.S. SOFR+0.24%)144A§±	5.55	4-8-2024	135,000,000	135,000,000
Anglesea Funding LLC (U.S. SOFR+0.24%)144A§±	5.55	4-12-2024	135,000,000	135,000,000
Anglesea Funding LLC144A☼	5.72	2-1-2024	44,000,000	44,000,000
Antalis SA144A☼	5.44	2-1-2024	114,700,000	114,700,000
Antalis SA144A☼	5.52	2-6-2024	212,000,000	211,840,148
Antalis SA144A☼	5.54	4-3-2024	50,000,000	49,530,694
Antalis SA144A☼	5.55	4-11-2024	45,000,000	44,522,250
Aquitaine Funding Co. LLC144A☼	5.47	3-4-2024	48,000,000	47,770,453
Aquitaine Funding Co. LLC144A☼	5.59	2-1-2024	48,000,000	48,000,000
Armada Funding Co. LLC144A☼	5.51	3-26-2024	60,000,000	59,512,200
Armada Funding Co. LLC144A☼	5.51	3-27-2024	70,000,000	69,420,361
Armada Funding Co. LLC144A☼	5.56	2-7-2024	35,000,000	34,968,092
Armada Funding Co. LLC144A☼	5.56	2-22-2024	49,200,000	49,043,011
Armada Funding Co. LLC144A☼	5.56	3-12-2024	47,000,000	46,714,345
Armada Funding Co. LLC144A☼	5.58	4-3-2024	50,600,000	50,121,577
Armada Funding Co. LLC144A☼	5.59	3-7-2024	108,600,000	108,019,539
Atlantic Asset Securitization LLC144A☼	5.30	7-10-2024	17,750,000	17,338,989
Atlantic Asset Securitization LLC144A☼	5.49	3-27-2024	25,000,000	24,793,750
Atlantic Asset Securitization LLC§±±	5.59	7-8-2024	133,000,000	133,000,000
Atlantic Asset Securitization LLC (U.S. SOFR+0.38%)144A§±	5.69	5-21-2024	50,000,000	50,000,000
Atlantic Asset Securitization LLC144A☼	5.71	3-7-2024	45,000,000	44,754,125
Autobahn Funding Co. LLC144A☼	5.51	2-22-2024	45,000,000	44,857,725
Barton Capital SA144A☼	5.71	2-27-2024	40,000,000	39,837,644
Bedford Row Funding Corp.144A☼	5.61	2-8-2024	31,936,000	31,901,722
Bedford Row Funding Corp. (U.S. SOFR+0.34%)144A±	5.65	2-23-2024	185,000,000	185,000,000
Bennington Stark Capital Co. LLC144A☼	5.44	2-5-2024	86,029,000	85,977,861
Bennington Stark Capital Co. LLC144A☼	5.44	2-7-2024	172,801,000	172,646,919
Britannia Funding Co. LLC144A☼	5.74	2-7-2024	27,000,000	26,974,575
Britannia Funding Co. LLC144A☼	5.75	2-20-2024	90,000,000	89,731,150
Britannia Funding Co. LLC144A☼	5.75	3-6-2024	126,300,000	125,624,856
Britannia Funding Co. LLC144A☼	5.76	3-7-2024	81,683,000	81,232,723
Britannia Funding Co. LLC144A☼	5.77	5-17-2024	144,500,000	142,085,379
Britannia Funding Co. LLC144A☼	5.80	4-11-2024	90,000,000	89,002,500
Britannia Funding Co. LLC144A☼	5.80	4-22-2024	67,000,000	66,140,725
Britannia Funding Co. LLC144A☼	5.81	4-17-2024	90,000,000	88,915,100
Cabot Trail Funding LLC144A☼	5.44	6-24-2024	55,000,000	53,823,000
Cabot Trail Funding LLC144A☼	5.48	3-25-2024	15,000,000	14,880,971
CAFCO LLC144A☼	5.39	5-10-2024	75,000,000	73,906,875
Chariot Funding LLC144A☼	5.47	4-16-2024	90,000,000	88,991,250
Chariot Funding LLC144A☼	5.50	2-1-2024	100,000,000	100,000,000
Chariot Funding LLC±±	5.59	7-8-2024	90,000,000	90,000,000
Chariot Funding LLC (U.S. SOFR+0.40%)144A±	5.71	6-3-2024	90,000,000	90,000,000
Charta LLC144A☼	5.39	5-14-2024	45,000,000	44,317,625
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Charta LLC144A☼	5.64%	3-5-2024	$50,000,000	$49,745,625
Charta LLC144A☼	5.64	3-6-2024	90,000,000	89,528,250
Charta LLC144A☼	5.66	2-5-2024	130,000,000	129,919,545
Charta LLC144A☼	5.71	2-21-2024	60,000,000	59,812,667
Chesham Finance Ltd./Chesham Finance LLC144A☼	2.67	2-2-2024	210,000,000	209,968,850
Chesham Finance Ltd./Chesham Finance LLC±±	5.42	3-6-2024	385,000,000	385,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	5.43	2-1-2024	210,000,000	210,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.60	6-18-2024	90,000,000	90,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.60	7-22-2024	90,000,000	90,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.68	7-8-2024	90,000,000	90,000,000
Collateralized Commercial Paper FLEX Co. LLC144A±±	5.71	7-15-2024	90,000,000	90,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.80	5-14-2024	93,000,000	93,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.84	6-10-2024	80,000,000	80,000,000
Collateralized Commercial Paper V Co. LLC±±	5.66	10-11-2024	140,000,000	140,000,000
Columbia Funding Co. LLC144A☼	5.74	2-2-2024	49,650,000	49,642,208
Concord Minutemen Capital Co. LLC144A☼	5.44	2-2-2024	133,224,000	133,204,201
Concord Minutemen Capital Co. LLC144A☼	5.44	2-5-2024	121,217,000	121,144,943
Concord Minutemen Capital Co. LLC144A☼	5.44	2-7-2024	100,000,000	99,910,833
Concord Minutemen Capital Co. LLC144A☼	5.49	4-5-2024	69,000,000	68,337,600
Concord Minutemen Capital Co. LLC±±	5.51	4-5-2024	90,000,000	90,000,000
Concord Minutemen Capital Co. LLC144A☼	5.59	3-14-2024	52,941,000	52,601,295
Concord Minutemen Capital Co. LLC144A	5.60	3-13-2024	60,000,000	60,000,000
Concord Minutemen Capital Co. LLC144A	5.62	3-13-2024	90,000,000	90,000,000
CRC Funding LLC144A☼	5.35	7-8-2024	50,000,000	48,845,722
Erste Group Bank AG	5.33	2-6-2024	325,000,000	325,000,000
Glencove Funding LLC144A☼	5.42	6-18-2024	60,000,000	58,774,100
Glencove Funding LLC144A☼	5.70	2-1-2024	132,900,000	132,900,000
Gotham Funding Corp.144A☼	5.74	2-16-2024	135,000,000	134,682,188
Great Bear Funding LLC144A☼	5.42	2-1-2024	225,000,000	225,000,000
Ionic Funding LLC☼	5.52	2-8-2024	270,000,000	269,714,925
Ionic Funding LLC☼	5.53	2-15-2024	87,670,000	87,484,529
Ionic Funding LLC☼	5.56	2-27-2024	134,720,000	134,187,782
Ionic Funding LLC☼	5.57	3-28-2024	45,000,000	44,616,400
Ionic Funding LLC☼	5.59	3-6-2024	45,000,000	44,766,250
Ionic Funding LLC☼	5.60	2-1-2024	90,000,000	90,000,000
Legacy Capital Co. LLC144A±±	5.66	11-15-2024	85,000,000	85,000,000
Legacy Capital Co. LLC144A±±	5.66	11-19-2024	90,000,000	90,000,000
Lexington Parker Capital Co. LLC144A☼	5.44	2-7-2024	240,221,000	240,006,803
Lexington Parker Capital Co. LLC144A☼	5.52	2-22-2024	40,000,000	39,873,300
Lexington Parker Capital Co. LLC (U.S. SOFR+0.42%)144A±	5.73	2-14-2024	85,000,000	85,000,000
Liberty Street Funding LLC144A☼	5.39	5-10-2024	50,000,000	49,271,250
Liberty Street Funding LLC144A☼	5.59	5-2-2024	110,000,000	108,470,442
Liberty Street Funding LLC144A☼	5.71	2-1-2024	40,000,000	40,000,000
Liberty Street Funding LLC144A☼	5.74	4-8-2024	93,000,000	92,022,079
LMA-Americas LLC144A☼	5.40	5-16-2024	62,000,000	61,039,775
LMA-Americas LLC144A☼	5.40	5-17-2024	22,695,000	22,340,164
LMA-Americas LLC144A☼	5.40	5-20-2024	18,465,000	18,168,129
LMA-Americas LLC144A☼	5.45	9-3-2024	50,000,000	48,399,444
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
LMA-Americas LLC144A☼	5.55%	6-17-2024	$51,000,000	$49,940,305
LMA-Americas LLC144A☼	5.59	4-3-2024	11,940,000	11,826,902
LMA-Americas LLC144A☼	5.67	4-11-2024	76,245,000	75,418,737
LMA-Americas LLC144A☼	5.68	2-2-2024	25,000,000	24,996,118
LMA-Americas LLC144A☼	5.71	2-7-2024	106,329,000	106,229,388
LMA-Americas LLC144A☼	5.71	2-16-2024	25,700,000	25,639,819
LMA-Americas LLC144A☼	5.71	2-22-2024	25,000,000	24,918,042
LMA-Americas LLC144A☼	5.72	2-8-2024	20,160,000	20,137,930
LMA-Americas LLC144A☼	5.74	4-5-2024	40,000,000	39,598,222
LMA-Americas LLC144A☼	5.77	4-10-2024	46,700,000	46,192,488
Mackinac Funding Co. LLC144A☼	5.74	2-2-2024	65,000,000	64,989,799
Mackinac Funding Co. LLC144A☼	5.75	3-19-2024	72,200,000	71,666,482
Mainbeach Funding LLC144A☼	5.44	2-1-2024	30,000,000	30,000,000
Manhattan Asset Funding Co. LLC144A☼	5.39	5-14-2024	75,000,000	73,862,708
Manhattan Asset Funding Co. LLC144A☼	5.74	5-13-2024	50,000,000	49,199,583
Matchpoint Finance PLC144A☼	5.35	7-9-2024	100,000,000	97,676,833
Matchpoint Finance PLC144A☼	5.55	6-14-2024	45,000,000	44,085,450
Matchpoint Finance PLC (U.S. SOFR+0.45%)144A±	5.76	2-6-2024	100,000,000	100,000,000
Mountcliff Funding LLC144A☼	5.44	2-1-2024	90,000,000	90,000,000
Mountcliff Funding LLC144A☼	5.44	2-7-2024	90,000,000	89,919,750
Mountcliff Funding LLC144A§±±	5.50	7-29-2024	90,000,000	90,000,000
Mountcliff Funding LLC144A☼	5.72	3-5-2024	110,000,000	109,432,583
Mountcliff Funding LLC144A☼	5.77	3-14-2024	25,600,000	25,430,656
Nieuw Amsterdam Receivables Corp. BV144A☼	5.31	7-30-2024	90,000,000	87,651,000
Old Line Funding LLC144A☼	5.34	7-11-2024	95,000,000	92,769,479
Old Line Funding LLC (U.S. SOFR+0.37%)144A±	5.68	3-20-2024	45,000,000	45,000,000
Old Line Funding LLC144A☼	5.73	6-10-2024	100,000,000	97,963,333
Old Line Funding LLC144A☼	5.80	4-2-2024	45,000,000	44,565,375
Podium Funding Trust☼	5.23	10-1-2024	50,000,000	48,265,250
Podium Funding Trust☼	5.23	10-2-2024	50,000,000	48,258,111
Podium Funding Trust☼	5.43	6-20-2024	90,000,000	88,131,000
Podium Funding Trust☼	5.59	8-22-2024	90,000,000	87,208,750
Podium Funding Trust☼	5.69	3-13-2024	85,000,000	84,457,889
Podium Funding Trust☼	5.73	4-16-2024	40,000,000	39,530,000
Podium Funding Trust (U.S. SOFR+0.56%)±	5.87	3-25-2024	100,000,000	100,000,000
Ridgefield Funding Co. LLC144A☼	5.65	5-22-2024	103,415,000	101,642,122
Ridgefield Funding Co. LLC144A☼	5.71	3-1-2024	50,000,000	49,773,639
Ridgefield Funding Co. LLC (U.S. SOFR+0.42%)144A±	5.73	2-2-2024	50,000,000	50,000,000
Ridgefield Funding Co. LLC144A☼	5.73	5-6-2024	115,000,000	113,288,417
Ridgefield Funding Co. LLC144A☼	5.74	4-2-2024	50,000,000	49,521,319
Starbird Funding Corp.144A☼	5.66	5-14-2024	79,500,000	78,233,057
Starbird Funding Corp. (U.S. SOFR+0.39%)144A±	5.70	5-3-2024	90,000,000	90,000,000
Starbird Funding Corp.144A☼	5.72	3-1-2024	40,000,000	39,818,589
Starbird Funding Corp. (U.S. SOFR+0.42%)144A±	5.73	2-1-2024	75,000,000	75,000,000
Thunder Bay Funding LLC (U.S. SOFR+0.37%)144A±	5.68	3-20-2024	45,000,000	45,000,000
Thunder Bay Funding LLC (U.S. SOFR+0.43%)144A±	5.74	6-6-2024	90,000,000	90,000,000
Versailles Commercial Paper LLC☼	5.46	5-23-2024	26,800,000	26,352,261
Versailles Commercial Paper LLC☼	5.54	4-12-2024	105,000,000	103,871,396
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Versailles Commercial Paper LLC (U.S. SOFR+0.28%)144A§±	5.59%	3-5-2024	$85,000,000	$85,000,000
Versailles Commercial Paper LLC☼	5.63	5-31-2024	90,000,000	88,338,000
Versailles Commercial Paper LLC☼	5.69	2-5-2024	25,000,000	24,984,444
Versailles Commercial Paper LLC☼	5.77	2-1-2024	100,000,000	100,000,000
Victory Receivables Corp.144A☼	5.45	4-17-2024	68,000,000	67,230,542
Victory Receivables Corp.144A☼	5.74	2-15-2024	135,000,000	134,703,375
				13,227,536,278
Financial company commercial paper: 1.09%
Federation des Caisses Desjardins du Quebec144A☼	5.49	3-27-2024	35,000,000	34,711,250
Federation des Caisses Desjardins du Quebec144A☼	5.73	2-28-2024	90,000,000	89,619,300
ING U.S. Funding LLC144A☼	5.73	6-18-2024	50,000,000	48,919,000
ING U.S. Funding LLC (U.S. SOFR+0.53%)144A±	5.84	4-1-2024	75,000,000	75,000,000
Ontario Teachers’ Finance Trust144A☼	5.41	9-5-2024	50,000,000	48,396,611
Suncorp-Metway Ltd.144A☼	5.64	5-7-2024	68,000,000	66,993,600
				363,639,761
Other commercial paper: 1.02%
Deaconess Hospital Obligated Group☼	5.49	4-2-2024	50,000,000	49,542,500
Deaconess Hospital Obligated Group☼	5.71	2-1-2024	50,000,000	50,000,000
Mercy Health☼	5.48	2-21-2024	47,000,000	46,859,261
Mercy Health☼	5.49	2-7-2024	60,000,000	59,946,000
Province of British Columbia Canada☼	5.31	7-5-2024	65,000,000	63,539,125
Toyota Finance Australia Ltd.☼	5.74	3-26-2024	19,000,000	18,838,975
Toyota Finance Australia Ltd.☼	5.77	4-17-2024	50,000,000	49,401,500
				338,127,361
Total commercial paper (Cost $13,929,303,400)				13,929,303,400
Municipal obligations: 9.48%
Alaska: 0.19%
Variable rate demand notes ø: 0.19%
Alaska Housing Finance Corp. Series A (Housing revenue)	5.35	12-1-2044	63,000,000	63,000,000
California: 0.46%
Other municipal debt : 0.31%
State of California (GO revenue)	5.46	2-21-2024	47,515,000	47,515,000
State of California (GO revenue)	5.47	3-4-2024	20,280,000	20,280,000
State of California (GO revenue)	5.49	2-8-2024	33,550,000	33,550,000
				101,345,000
Variable rate demand notes ø: 0.15%
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	5.35	7-1-2042	34,455,000	34,455,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	5.52	8-1-2049	15,700,000	15,700,000
				50,155,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Colorado: 0.62%
Variable rate demand notes ø: 0.62%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.38%	5-1-2052	$92,920,000	$92,920,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2052	31,000,000	31,000,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2051	19,900,000	19,900,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	5.36	5-1-2054	12,000,000	12,000,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2046	15,000,000	15,000,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	5.35	11-1-2048	35,240,000	35,240,000
				206,060,000
Delaware: 0.21%
Variable rate demand notes ø: 0.21%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.92	4-1-2047	49,225,000	49,225,000
Jets Stadium Finance Issuer 2015 LLC (Industrial development revenue)144A	5.92	4-1-2047	21,720,000	21,720,000
				70,945,000
Georgia: 0.44%
Variable rate demand notes ø: 0.44%
Macon-Bibb County Industrial Authority Kumho Tire Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.46	11-1-2029	50,000,000	50,000,000
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	5.35	9-1-2052	95,445,000	95,445,000
				145,445,000
Hawaii: 0.16%
Other municipal debt : 0.16%
City & County of Honolulu (Tax revenue)	5.50	3-14-2024	52,000,000	52,000,000
Illinois: 0.58%
Variable rate demand notes ø: 0.58%
Illinois Housing Development Authority Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	5.35	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	5.33	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	10-1-2048	14,835,000	14,835,000
				193,720,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Iowa: 0.11%
Variable rate demand notes ø: 0.11%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38%	3-1-2053	$35,943,000	$35,943,000
Kentucky: 0.14%
Variable rate demand notes ø: 0.14%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	5.35	6-1-2043	45,805,000	45,805,000
Maine: 0.14%
Variable rate demand notes ø: 0.14%
City of Portland (GO revenue, TD Bank N.A. LOC)	5.35	6-1-2026	45,035,000	45,035,000
Maryland: 0.07%
Variable rate demand notes ø: 0.07%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	5.35	9-1-2033	24,905,000	24,905,000
Massachusetts: 0.51%
Other municipal debt : 0.16%
Massachusetts Educational Financing Authority (Education revenue)	5.43	3-13-2024	55,000,000	55,000,000
Variable rate demand notes ø: 0.35%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	5.35	6-1-2052	39,825,000	39,825,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	5.37	12-1-2063	75,595,000	75,595,000
				115,420,000
Minnesota: 1.22%
Variable rate demand notes ø: 1.22%
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	19,365,000	19,365,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2052	35,000,000	35,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	5.35	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	1-1-2050	30,000,000	30,000,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	5.35	7-1-2053	30,000,000	30,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.60%	12-1-2030	$7,460,000	$7,460,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	5.60	9-1-2030	181,545,000	181,545,000
				407,180,000
Missouri: 0.40%
Variable rate demand notes ø: 0.40%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-1 (Health revenue)	5.33	6-1-2053	66,535,000	66,535,000
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	5.33	6-1-2053	66,535,000	66,535,000
				133,070,000
New Hampshire: 0.33%
Variable rate demand notes ø: 0.33%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.49	10-1-2028	60,000,000	60,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.49	7-1-2029	24,400,000	24,400,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.46	7-1-2033	26,700,000	26,700,000
				111,100,000
New Jersey: 0.18%
Other municipal debt : 0.18%
Rutgers The State University of New Jersey (GO revenue)	5.40	4-2-2024	20,000,000	20,000,000
Trustees of Princeton University (Miscellaneous revenue)	5.50	5-6-2024	40,200,000	40,200,000
				60,200,000
New York: 3.38%
Other municipal debt : 0.28%
Long Island Power Authority (Utilities revenue)	5.36	3-1-2024	20,000,000	19,999,360
Long Island Power Authority (Utilities revenue)	5.37	2-28-2024	30,000,000	29,999,552
Long Island Power Authority (Utilities revenue)	5.51	2-7-2024	45,000,000	44,999,926
				94,998,838
Variable rate demand notes ø: 3.10%
Mizuho Floater/Residual Trust Series 2022-MIZ9106TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.58	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.58	2-1-2026	53,555,000	53,555,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.43	11-1-2031	32,500,000	32,500,000
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.71%	6-4-2027	$100,640,000	$100,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.74	10-1-2027	67,390,000	67,390,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.63	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.71	11-1-2052	96,172,271	96,172,271
Mizuho Floater/Residual Trust Series 2023-MIZ9132TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.43	2-1-2058	33,650,000	33,650,000
New York State Housing Finance Agency Series B (Housing revenue, Landesbank Hessen-Thüringen LOC)	5.40	11-1-2050	45,250,000	45,250,000
New York State Housing Finance Agency Series I (Housing revenue, TD Bank N.A. SPA)	5.35	11-1-2055	41,980,000	41,980,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	5.60	5-1-2029	61,725,000	61,725,000
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.60	12-15-2025	125,865,000	125,865,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	5.60	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2023-006 (GO revenue, Barclays Bank plc LOC)144A	5.60	10-1-2024	84,165,000	84,165,000
Taxable Municipal Funding Trust Series BTMFT (GO revenue, Barclays Bank plc LOC)144A	5.60	5-15-2056	169,055,000	169,055,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	5.35	11-15-2032	59,000,000	59,000,000
				1,031,872,271
North Dakota: 0.09%
Variable rate demand notes ø: 0.09%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	5.40	7-1-2052	29,900,000	29,900,000
Rhode Island: 0.08%
Variable rate demand notes ø: 0.08%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	5.35	10-1-2053	27,355,000	27,355,000
Texas: 0.17%
Variable rate demand notes ø: 0.17%
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38	12-1-2053	56,400,000	56,400,000
Total municipal obligations (Cost $3,156,854,109)				3,156,854,109
Other instruments: 0.34%
AARP, Inc. Series 2001§øø	5.37	5-1-2031	36,400,000	36,400,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
Other instruments(continued)
Ecmc Group, Inc. Series 23-1§øø		5.38%	12-1-2050	$59,440,000	$59,440,000
Willow Partners LP§øø		5.46	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $112,840,000)					112,840,000
Repurchase agreements^^: 20.88%
Barclays Bank PLC, dated 1-31-2024, maturity value $1,888,429,027(01)		5.32	2-1-2024	1,888,150,000	1,888,150,000
Deutsche Bank Securities, Inc., dated 1-31-2024, maturity value $1,350,199,500(02)		5.32	2-1-2024	1,350,000,000	1,350,000,000
Federal Reserve Bank of New York, dated 1-31-2024, maturity value $700,103,056(03)		5.30	2-1-2024	700,000,000	700,000,000
RBC Dominion Securities, Inc., dated 1-31-2024, maturity value $2,115,312,550(04)		5.32	2-1-2024	2,115,000,000	2,115,000,000
Standard Chartered Bank, dated 1-31-2024, maturity value $900,133,000(05)		5.32	2-1-2024	900,000,000	900,000,000
Total repurchase agreements (Cost $6,953,150,000)					6,953,150,000
Total investments in securities (Cost $33,399,956,718)	100.32%				33,399,956,718
Other assets and liabilities, net	(0.32)				(105,003,787)
Total net assets	100.00%				$33,294,952,931

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

☼	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50% to 7.00%, 8-1-2042 to 12-20-2053, fair value including accrued interest is $1,944,794,500.
(02) U.S. government securities, 0.00% to 6.10%, 2-1-2024 to 2-15-2049, fair value including accrued interest is $1,377,000,048.
(03) U.S. government securities, 0.63% to 0.63%, 8-15-2030 to 8-15-2030, fair value including accrued interest is $700,103,103.
(04) U.S. government securities, 0.00% to 7.50%, 8-31-2024 to 2-1-2054, fair value including accrued interest is $2,172,155,765.
(05) U.S. government securities, 0.00% to 5.00%, 5-21-2024 to 5-20-2053, fair value including accrued interest is $926,889,323.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$26,446,806,718
Investments in repurchase agreements, at amortized cost	6,953,150,000
Cash	1,471,190
Receivable for Fund shares sold	171,975,422
Receivable for interest	99,256,841
Receivable for investments sold	210,000
Prepaid expenses and other assets	3,338,440
Total assets	33,676,208,611
Liabilities
Payable for investments purchased	209,968,850
Payable for Fund shares redeemed	166,892,839
Administration fees payable	2,264,608
Management fee payable	1,284,048
Dividends payable	313,067
Distribution fee payable	1,197
Accrued expenses and other liabilities	531,071
Total liabilities	381,255,680
Total net assets	$33,294,952,931
Net assets consist of
Paid-in capital	$33,295,738,244
Total distributable loss	(785,313)
Total net assets	$33,294,952,931
Computation of net asset value per share
Net assets–Class A	$434,396,083
Shares outstanding–Class A1	434,398,974
Net asset value per share–Class A	$1.00
Net assets–Class C	$1,877,130
Shares outstanding–Class C1	1,877,144
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$32,847,252,446
Shares outstanding–Premier Class[1]	32,847,443,189
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$11,427,272
Shares outstanding–Service Class[1]	11,427,356
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$1,308,259,976
Expenses
Management fee	44,653,783
Administration fees
Class A	925,298
Class C	4,817
Premier Class	18,897,809
Service Class	13,815
Shareholder servicing fees
Class A	1,111,398
Class C	5,752
Service Class	28,782
Distribution fee
Class C	17,256
Custody and accounting fees	416,677
Professional fees	87,234
Registration fees	312,323
Shareholder report expenses	278,765
Trustees’ fees and expenses	21,450
Other fees and expenses	58,473
Total expenses	66,833,632
Less: Fee waivers and/or expense reimbursements
Fund-level	(14,523,882)
Premier Class	(18,897,809)
Net expenses	33,411,941
Net investment income	1,274,848,035
Net realized gains on investments	18,245
Net increase in net assets resulting from operations	$1,274,866,280
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$1,274,848,035		$188,088,709
Net realized gains on investments		18,245		1,320
Net increase in net assets resulting from operations		1,274,866,280		188,090,029
Distributions to shareholders from
Net investment income and net realized gains
Class A		(21,284,933)		(7,430,764)
Class C		(91,881)		(35,060)
Premier Class		(1,252,928,099)		(180,416,780)
Service Class		(560,850)		(192,224)
Total distributions to shareholders		(1,274,865,763)		(188,074,828)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	118,992,763	118,992,763	134,454,486	134,454,486
Class C	529,734	529,734	3,467,135	3,467,135
Premier Class	42,611,000,613	42,611,000,613	19,195,678,230	19,195,678,230
Service Class	3,645,360	3,645,360	1,913,173	1,913,173
		42,734,168,470		19,335,513,024
Reinvestment of distributions
Class A	21,087,620	21,087,620	7,357,498	7,357,498
Class C	89,980	89,980	34,971	34,971
Premier Class	1,250,101,366	1,250,101,366	179,735,448	179,735,448
Service Class	544,096	544,096	187,740	187,740
		1,271,823,062		187,315,657
Payment for shares redeemed
Class A	(143,879,663)	(143,879,663)	(138,534,614)	(138,534,614)
Class C	(1,754,664)	(1,754,664)	(2,450,253)	(2,450,253)
Premier Class	(25,920,279,052)	(25,920,279,052)	(6,900,239,877)	(6,900,239,877)
Service Class	(3,916,439)	(3,916,439)	(1,775,484)	(1,775,484)
		(26,069,829,818)		(7,043,000,228)
Net increase in net assets resulting from capital share transactions		17,936,161,714		12,479,828,453
Total increase in net assets		17,936,162,231		12,479,843,654
Net assets
Beginning of period		15,358,790,700		2,878,947,046
End of period		$33,294,952,931		$15,358,790,700
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.89%	1.73%	0.01%	0.27%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.69%	0.70%	0.68%	0.70%
Net expenses	0.59%	0.52%*	0.15%*	0.40%*	0.60%
Net investment income	4.79%	1.73%	0.01%	0.27%	1.74%
Supplemental data
Net assets, end of period (000s omitted)	$434,396	$438,190	$434,892	$466,559	$475,180

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.11%	1.19%	0.01%	0.08%[4]	1.00%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.44%	1.45%	1.43%	1.45%
Net expenses	1.34%	1.09%*	0.15%*	0.59%*	1.35%
Net investment income	3.99%	1.27%	0.01%	0.07%	1.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,877	$3,012	$1,960	$2,855	$3,153

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on total return.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 25

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.01	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.01	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.01)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.01)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.37%	2.13%	0.03%	0.54%	2.20%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.29%	0.31%	0.29%	0.30%
Net expenses	0.13%*	0.13%*	0.13%*	0.13%*	0.15%
Net investment income	5.30%	3.02%	0.03%	0.41%	1.99%
Supplemental data
Net assets, end of period (000s omitted)	$32,847,252	$14,906,434	$2,431,267	$4,452,436	$2,183,582

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
26 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.98%	1.81%	0.01%	0.31%	1.86%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.59%	0.59%	0.58%	0.60%
Net expenses	0.50%	0.44%*	0.15%*	0.36%*	0.50%
Net investment income	4.87%	1.80%	0.01%	0.31%	1.84%
Supplemental data
Net assets, end of period (000s omitted)	$11,427	$11,154	$10,828	$11,963	$12,038

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 27

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
28 | Retail Money Market Funds

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2024, the Fund had capital loss carryforwards which consist of $532,335 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$9,247,809,209	$0	$9,247,809,209
Commercial paper	0	13,929,303,400	0	13,929,303,400
Municipal obligations	0	3,156,854,109	0	3,156,854,109
Other instruments	0	112,840,000	0	112,840,000
Repurchase agreements	0	6,953,150,000	0	6,953,150,000
Total assets	$0	$33,399,956,718	$0	$33,399,956,718
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Retail Money Market Funds | 29

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
Prior to June 1, 2023, Allspring Funds Management received a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.20%
Next $5 billion	0.19
Over $10 billion	0.18
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.22% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Class C) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2024. These voluntary class-level waivers may be discontinued at any time.  As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.20
Service Class	0.50
Prior to June 30, 2023, the Fund’s expenses were capped at 0.60% for Class A shares and 1.35% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
30 | Retail Money Market Funds

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the year ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $1,274,865,763 and $188,074,828 of ordinary income for the years ended January 31, 2024 and January 31, 2023, respectively.
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$252,939	$(532,335)
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Retail Money Market Funds | 31

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
32 | Retail Money Market Funds

Other information (unaudited)
Other information
Tax information
For the fiscal year ended January 31, 2024, $909,115,963 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Retail Money Market Funds | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Retail Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-xuikxn2k 03-24
AR0478 01-24

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Retail Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Retail Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Retail Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Retail Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Retail Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA

Average annual total returns (%) as of January 31, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (NWMXX)	7-28-2003	2.99	1.04	0.66	0.70	0.58
Administrator Class (WNTXX)	4-8-2005	3.29	1.22	0.83	0.38	0.30
Premier Class (WFNXX)	11-8-1999	3.39	1.29	0.90	0.26	0.20
Service Class (MMIXX)	8-3-1993	3.22	1.14	0.75	0.55	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class and 0.45% for Service Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of January 31, 2024
	Class A	Administrator Class	Premier Class	Service Class
7-day current yield[1]	3.68	3.96	4.06	3.89
7-day compound yield	3.74	4.03	4.14	3.97
30-day simple yield	2.74	3.02	3.12	2.95
30-day compound yield	2.77	3.06	3.16	2.99

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.64%, 3.89%, 4.01% and 3.89% for Class A, Administrator Class, Premier Class and
Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Retail Money Market Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION
The municipal money markets continued to exhibit volatility during the period as market participants struggled to assess the impact of global central bank monetary policies on macroeconomic conditions and, most importantly, inflation. The broader financial markets were volatile as well, with shifting views for the evolution of monetary policy leading to bouts of market gyrations. In the municipal space, yields continued to follow the general trend of the broader fixed income markets. However, basic supply and demand dynamics drove much of the action in the tax-exempt space, resulting in wide variations in relative value throughout the period.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
As the Federal Reserve (Fed) forged ahead with a series of rate hikes in the first half of 2023, rates in the municipal money market space were forced to contend with the usual seasonal factors as well as short-term technical factors that influenced supply and demand. The Securities Industry and Financial Markets Association’s (SIFMA’s) Index† began the period at 1.87% but was volatile week to week as supply and demand imbalances were common in the market for overnight and weekly variable-rate demand notes (VRDNs) and tender option bonds (TOBs). Rates on high-grade notes in the one-year space began the period at 2.49%, down from 2022 highs, as lackluster supply of fixed-rated paper resulted in an inverted yield curve for long periods.
While the overall trend in short-term municipal rates would be to drift higher in sympathy with taxable equivalents, the tax-exempt space often had a mind of its own as sudden bursts of demand drove rates lower, reducing the attractiveness of tax-exempts relative to taxable securities. Asset flows in and out of municipal money market funds tracked by Crane Data showed large swings in nominal and percentage terms. Despite the volatility, municipal money market investors benefited as floating-rate securities were rewarded with higher rates overall.
Effective maturity distribution as of January 31, 2024[1]

74%
1-7 day(s)
4%
8-29 days
11%
30-89 days
6%
90-179 days
4%
180-269 days
1%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Further out on the curve, yields on high-grade paper in the one-year space drifted higher throughout the year as the Federal Open Market Committee (FOMC) aggressively pursued its restrictive policy stance. However, lackluster supply in the tax-exempt sector weighed on the market and kept yields in check during the year. The extraordinary level of pandemic-related stimulus and financial support to municipalities in prior years continued to dampen the need for short-term cash flow borrowing in the municipal money market space. After closing 2022 at 2.97%, yields on one-year paper closed at 2.96%, 3.44%, 3.81%, and 3.12% in the first, second, third, and fourth quarters, respectively.
Closing out the period, the financial markets experienced an extraordinary reversal in sentiment as market participants were encouraged by moderating inflation indicators and dovish comments from several Fed officials. This sparked a massive rally around the globe and markets began to price in a swifter pivot toward policy accommodation by the Fed. Among municipal money markets, yields on one-year high grades fell swiftly in concert with taxable equivalents. One-year yields closed the period at 3.22%. In the short end, the SIFMA Index closed the period at 3.74% as January-end technicals were at play.
During the year, we continued to emphasize portfolio liquidity by maintaining our bias toward purchases in daily and weekly VRDNs* and TOBs. Accordingly, we were able to capture higher yields as the FOMC proceeded with rate hikes in the first half of the year. Further out on the curve, we remained very selective in our fixed-rate purchases as the municipal yield curve was flat to inverted for much of the year. However, we continued to add high-grade commercial paper in the 1- to 3-month space while selectively adding cash flow notes and bonds beyond six months.
†
The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index (SIFMA Index) is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.
*
Variable Rate Demand Notes (VRDNs) are debt securities commonly held within certain mutual funds. Like all bonds, VRDN values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes can be sudden and unpredictable. In addition to credit and interest rate risk, VRDNs are subject to municipal securities risk.

Retail Money Market Funds | 7

Performance highlights (unaudited)
Strategic outlook
Looking forward to the next period, we expect to continue to maintain an overweight to VRDNs and TOBs in order to maintain principal stability and portfolio liquidity. We believe our portfolio will be well positioned to take advantage of elevated short-term rates despite expectations that the FOMC will begin easing monetary policy in 2024. Additionally, we continue to believe that the overnight and weekly sectors will remain attractive spots on the municipal curve.
Weighted average maturity as of January 31, 2024[1]
29 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2024[1]
31 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8 | Retail Money Market Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.90	$2.95	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Administrator Class
Actual	$1,000.00	$1,017.33	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Premier Class
Actual	$1,000.00	$1,017.84	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,016.96	$1.88	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Retail Money Market Funds | 9

Portfolio of investments—January 31, 2024
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.06%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 4.61%144Aø	$10,000,000	$10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 5.00%144Aø	7,000,000	7,000,000
Total closed-end fund obligations (Cost $17,000,000)		17,000,000

	Interest rate	Maturity date
Municipal obligations: 97.85%
Alabama: 2.76%
Variable rate demand notes ø: 2.76%
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85%	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0397 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	2-1-2053	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	4-1-2030	2,185,000	2,185,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	12-1-2028	2,000,000	2,000,000
				44,410,000
Arizona: 1.86%
Variable rate demand notes ø: 1.86%
Arizona Health Facilities Authority Banner Health Obligated Group Series C (Health revenue, Bank of America NA LOC)	2.95	1-1-2046	500,000	500,000
Mizuho Floater/Residual Trust Series 2023-MIZ9140 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.32	4-1-2037	6,855,000	6,855,000
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95	3-1-2038	9,685,000	9,685,000
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95	5-1-2038	2,265,000	2,265,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2015- XF0135 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	4.58%	7-1-2024	$7,350,000	$7,350,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	12-1-2037	3,215,000	3,215,000
				29,870,000
California: 8.15%
Other municipal debt : 0.19%
State of California (GO revenue)	3.60	2-13-2024	3,000,000	3,000,000
Variable rate demand notes ø: 7.96%
California Municipal Finance Authority Chevron USA, Inc. Series A (Industrial development revenue)	2.85	11-1-2035	10,000,000	10,000,000
California Statewide CDA Uptown Newport Building Owner LP Series BB (Housing revenue, East West Bank LOC)	4.59	3-1-2057	21,500,000	21,500,000
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95	5-1-2049	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2830 (GO revenue, Mizuho Capital Markets LLC LIQ)144A	4.92	10-1-2034	3,400,000	3,400,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	5-1-2053	12,980,000	12,980,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XX1258 (Education revenue, Barclays Bank plc LIQ)144A	4.57	5-15-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.68	12-18-2053	5,155,000	5,155,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	10-1-2028	3,720,000	3,720,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	4.61	9-1-2049	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3207 (Utilities revenue, Morgan Stanley Bank LIQ)144A	4.85	2-1-2054	5,000,000	5,000,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7002 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	1-20-2053	25,004,000	25,004,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7011 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	5-31-2053	9,108,000	9,108,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7014 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	7-7-2053	12,227,000	12,227,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7015 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	7-11-2053	10,000,000	10,000,000
				128,094,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Colorado: 2.46%
Other municipal debt : 2.18%
Board of Water Commissioners City & County of Denver (Water & sewer revenue)	3.17%	2-8-2024	$10,000,000	$10,000,000
Colorado State Education Loan Program Series B (Miscellaneous revenue)§	4.00	6-28-2024	5,000,000	5,014,982
Colorado State Education Loan Program Series B (Miscellaneous revenue)§	4.50	6-28-2024	10,000,000	10,050,029
Colorado State Education Loan Program Series B (Miscellaneous revenue)§	5.00	6-28-2024	10,000,000	10,070,005
				35,135,016
Variable rate demand notes ø: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	11-1-2052	2,500,000	2,500,000
University of Colorado Hospital Authority Obligated Group Series C (Health revenue, TD Bank N.A. SPA)	3.80	11-15-2039	2,000,000	2,000,000
				4,500,000
Delaware: 0.01%
Variable rate demand notes ø: 0.01%
University of Delaware (Education revenue, TD Bank N.A. SPA)	3.15	11-1-2035	100,000	100,000
District of Columbia: 0.85%
Variable rate demand notes ø: 0.85%
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	2.95	8-15-2038	4,000,000	4,000,000
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	3.75	8-15-2038	4,865,000	4,865,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	4.58	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	4.58	9-1-2039	2,070,000	2,070,000
				13,735,000
Florida: 4.55%
Variable rate demand notes ø: 4.55%
City of Tampa BayCare Obligated Group Series B (Health revenue)	4.85	11-15-2033	10,000,000	10,000,000
County of St. Lucie Florida Power & Light Co. (Industrial development revenue)	3.30	9-1-2028	1,685,000	1,685,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	4.55	11-15-2037	17,000,000	17,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2 (Health revenue)	4.55	11-15-2032	600,000	600,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5 (Health revenue)	4.55	11-15-2035	7,165,000	7,165,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	3.80%	11-1-2038	$1,500,000	$1,500,000
Orange County Health Facilities Authority Nemours Foundation Series B (Health revenue, Northern Trust Company LOC)	4.30	1-1-2039	5,770,000	5,770,000
Orange County Health Facilities Authority Nemours Foundation Series C1 (Health revenue, TD Bank N.A. LOC)	4.30	1-1-2039	7,230,000	7,230,000
Tender Option Bond Trust Receipts/Certificates Series 2016- ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase Bank N.A. LIQ)144A	4.65	4-1-2027	5,250,000	5,250,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3058 (Housing revenue, Mizuho Capital Markets LLC LOC)144A	4.92	11-1-2035	14,475,000	14,475,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	12-1-2047	2,595,000	2,595,000
				73,270,000
Georgia: 1.38%
Other municipal debt : 0.31%
Municipal Electric Authority of Georgia (Utilities revenue)	3.45	6-5-2024	5,000,000	5,000,000
Variable rate demand notes ø: 1.07%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AGM Insured, JPMorgan Chase Bank N.A. LIQ)144A	4.62	10-1-2025	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	9-1-2028	2,705,000	2,705,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	6-1-2029	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	3-1-2029	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	6-1-2029	2,100,000	2,100,000
				17,220,000
Idaho: 0.66%
Variable rate demand notes ø: 0.66%
Idaho HFA Trinity Health Corp. Obligated Group Series ID (Health revenue)	4.30	12-1-2048	7,235,000	7,235,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	4.58	8-15-2048	3,425,000	3,425,000
				10,660,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Illinois: 5.72%
Variable rate demand notes ø: 5.72%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	4.82%	11-1-2045	$250,000	$249,977
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	4.50	8-1-2026	1,628,000	1,628,000
Illinois Development Finance Authority YMCA of Metropolitan Chicago LLC (Miscellaneous revenue, BMO Harris Bank NA LOC)	3.45	6-1-2029	3,000,000	3,000,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank NA LOC)	4.54	3-1-2032	2,600,000	2,600,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.90	8-15-2049	500,000	500,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series E (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.00	8-15-2057	14,755,000	14,755,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series F (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.90	8-15-2057	3,705,000	3,705,000
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A (Health revenue, Bank of America NA LOC)	3.18	8-1-2044	2,100,000	2,100,000
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	3.70	4-1-2045	12,000,000	12,000,000
Illinois Housing Development Authority Series P (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.90	4-1-2049	6,265,000	6,265,000
Quad Cities Regional EDA Augustana College Series A (Education revenue, BMO Harris Bank NA LOC)	4.50	10-1-2035	4,400,000	4,400,000
RBC Municipal Products, Inc. Trust Series 2023-E-156 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	11-25-2026	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3153 (Tax revenue, BAM Insured, Barclays Bank plc LIQ)144A	4.63	12-1-2044	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	1-1-2043	2,750,000	2,750,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1326 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	11-15-2038	4,575,000	4,575,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1327 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	12-1-2044	5,590,000	5,590,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	4.50	6-1-2038	2,845,000	2,845,000
				91,962,977
Indiana: 2.28%
Variable rate demand notes ø: 2.28%
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	3.83	12-1-2039	250,000	249,978
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	3.20%	12-1-2039	$3,000,000	$3,000,000
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series I (Health revenue, Barclays Bank plc LOC)	3.20	11-1-2037	19,050,000	19,050,000
Indiana Finance Authority Parkview Health System Obligated Group Series B (Health revenue, Sumitomo Mitsui Banking Corp. LOC)	3.50	11-1-2039	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.63	9-1-2057	4,405,000	4,405,000
				36,704,978
Iowa: 0.63%
Variable rate demand notes ø: 0.63%
Iowa Finance Authority Health System Obligated Group Series F (Health revenue, JPMorgan Chase Bank N.A. LOC)	3.15	7-1-2041	1,000,000	1,000,000
Residual Interest Bond Floater Trust Various States Series 2023-016 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.67	2-15-2035	9,200,000	9,200,000
				10,200,000
Kansas: 0.27%
Variable rate demand notes ø: 0.27%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95	5-1-2037	4,270,000	4,270,000
Louisiana: 0.97%
Variable rate demand notes ø: 0.97%
East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Corp. (Industrial development revenue)	3.13	12-1-2051	1,228,000	1,227,979
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series A (Health revenue, UBS AG LOC)	4.79	9-1-2057	3,300,000	3,300,000
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series B (Health revenue, UBS AG LOC)	4.70	9-1-2057	6,000,000	6,000,000
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Tax revenue, Toronto-Dominion Bank LOC)	3.15	5-1-2043	5,000,000	5,000,000
				15,527,979
Maryland: 0.91%
Variable rate demand notes ø: 0.91%
County of Montgomery Trinity Health Corp. Obligated Group Series MD (Health revenue)	3.81	12-1-2041	9,000,000	9,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3152 (Health revenue, Barclays Bank plc LOC)144A	4.59	7-1-2047	5,615,000	5,615,000
				14,615,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.89%
Other municipal debt : 0.62%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Tax revenue)	3.77%	2-1-2024	$10,000,000	$10,000,000
Variable rate demand notes ø: 0.27%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America NA LOC, Bank of America N.A. LIQ)144A	4.70	12-1-2037	4,280,000	4,280,000
Michigan: 4.38%
Other municipal debt : 2.29%
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.30	2-5-2024	26,870,000	26,870,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.40	5-1-2024	6,890,000	6,890,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.60	4-3-2024	3,050,000	3,050,000
				36,810,000
Variable rate demand notes ø: 2.09%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series MI-1 (Health revenue)	3.81	12-1-2034	5,500,000	5,500,000
Michigan State Housing Development Authority Series C (Housing revenue, TD Bank N.A. SPA)	3.85	12-1-2035	1,775,000	1,775,000
Michigan State Housing Development Authority Series D (Housing revenue, TD Bank N.A. SPA)	3.85	6-1-2030	3,365,000	3,365,000
Residual Interest Bond Floater Trust Various States Series 2022-047 (Housing revenue, Barclays Bank plc LIQ)144A	3.75	12-1-2045	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.92	7-1-2025	15,561,000	15,561,000
				33,701,000
Minnesota: 1.95%
Variable rate demand notes ø: 1.95%
City of Burnsville Bridgeway Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	4.63	10-15-2033	2,375,000	2,375,000
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	4.64	8-15-2038	970,000	970,000
City of Minneapolis Fairview Health Services Obligated Group Series C (Health revenue, Wells Fargo Bank LOC)	3.15	11-15-2048	2,000,000	2,000,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	4.52	11-1-2035	8,700,000	8,700,000
County of Hennepin Series B (GO revenue, TD Bank N.A. SPA)	4.55	12-1-2038	9,680,000	9,680,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.45	1-1-2045	6,540,000	6,540,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.92	2-1-2039	1,172,727	1,172,727
				31,437,727
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.53%
Variable rate demand notes ø: 0.53%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5026 (Health revenue, Bank of America N.A. LOC, Bank of America NA LIQ)144A	3.25%	8-15-2029	$8,565,000	$8,565,000
Nebraska: 2.24%
Other municipal debt : 1.55%
Lincoln Nebraska Electric (Utilities revenue)	3.80	3-5-2024	25,000,000	25,000,000
Variable rate demand notes ø: 0.69%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	4.75	9-1-2031	11,100,000	11,100,000
New Jersey: 4.15%
Other municipal debt : 2.04%
City of East Orange (GO revenue)§	5.25	10-18-2024	5,000,000	5,042,679
New Jersey Educational Facilities Authority (Education revenue)	3.40	4-8-2024	14,800,000	14,800,000
New Jersey Educational Facilities Authority (Education revenue)	3.40	4-1-2024	5,200,000	5,200,000
New Jersey Educational Facilities Authority (Education revenue)	3.70	3-25-2024	4,200,000	4,200,000
Rutgers The State University of New Jersey (GO revenue)	3.65	2-2-2024	3,590,000	3,590,000
				32,832,679
Variable rate demand notes ø: 2.11%
Residual Interest Bond Floater Trust Various States Series 2024-001 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.80	11-1-2063	10,000,000	10,000,000
Rutgers The State University of New Jersey Series G (Education revenue, TD Bank N.A. SPA)	3.20	5-1-2039	4,375,000	4,375,000
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (Tax revenue, NPFGC Insured, Bank of America N.A. LIQ)144A	4.59	9-11-2025	10,220,000	10,220,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Housing revenue, Toronto-Dominion Bank LOC, Toronto- Dominion Bank LIQ)144A	4.59	6-15-2050	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59	6-15-2050	4,250,000	4,250,000
				33,845,000
New York: 9.20%
Other municipal debt : 1.25%
Town of Hempstead (GO revenue)§	5.00	5-24-2024	10,000,000	10,040,724
Town of Oyster Bay (GO revenue)	4.75	8-23-2024	10,000,000	10,063,212
				20,103,936
Variable rate demand notes ø: 7.95%
City of New York Series A6 (GO revenue, JPMorgan Chase Bank N.A. SPA)	3.15	8-1-2044	3,190,000	3,190,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	3.15%	5-1-2052	$8,300,000	$8,300,000
City of New York Series E-4 (GO revenue, Bank of America NA LOC)	4.89	8-1-2034	1,325,000	1,325,000
City of New York Series G6 (GO revenue, Mizuho Bank Limited LOC)	3.10	4-1-2042	5,000,000	5,000,000
New York City Municipal Water Finance Authority Series BB1 (Water & sewer revenue, Mizuho Bank Limited SPA)	3.20	6-15-2044	6,455,000	6,455,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1 (Water & sewer revenue, Bank of America NA SPA)	3.20	6-15-2048	1,000,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (Water & sewer revenue, State Street Bank & Trust Co. SPA)	3.15	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Water & sewer revenue, Bank of America NA SPA)	3.20	6-15-2049	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series F-2 (Water & sewer revenue, Citibank N.A. LOC)	3.40	6-15-2035	13,705,000	13,705,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	3.15	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series E4 (Tax revenue, Bank of America NA SPA)	3.20	2-1-2045	2,000,000	2,000,000
New York State Housing Finance Agency 8 East 102nd Street LLC Series A (Housing revenue, TD Bank N.A. LOC)	3.75	5-1-2044	5,000,000	5,000,000
New York State Housing Finance Agency Series A (Housing revenue, FNMA LOC)	3.45	11-15-2036	1,000,000	1,000,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (Housing revenue, TD Bank N.A. SPA)	3.75	10-1-2052	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2556 (Tax revenue, Toronto-Dominion Bank LIQ)144A	4.58	9-15-2025	5,600,000	5,600,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1420 (Tax revenue, Bank of America N.A. LIQ)144A	4.58	11-1-2046	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1442 (Water & sewer revenue, Toronto-Dominion Bank LIQ)144A	4.58	9-15-2052	3,560,000	3,560,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1660 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.20	11-1-2031	3,750,000	3,750,000
Triborough Bridge & Tunnel Authority Series B2A (Transportation revenue, State Street Bank & Trust Co. LOC)	3.78	1-1-2032	5,200,000	5,200,000
Trust for Cultural Resources of The City of New York American Museum of Natural History Series B2 (Tax revenue)	4.59	4-1-2044	9,895,000	9,895,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7000 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	12-28-2052	27,448,000	27,448,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7008 (Miscellaneous revenue, UBS AG LIQ)144A	4.75	5-22-2053	10,028,000	10,028,000
				127,956,000
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.61%
Variable rate demand notes ø: 0.61%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.10%	1-15-2048	$5,590,000	$5,590,000
University of North Carolina at Chapel Hill Series A (Health revenue, Bank of America NA SPA)	4.88	2-1-2029	3,000,000	3,000,000
University of North Carolina at Chapel Hill Series B (Health revenue, TD Bank N.A. SPA)	3.15	2-15-2031	1,235,000	1,235,000
				9,825,000
Ohio: 6.29%
Other municipal debt : 2.62%
American Municipal Power, Inc. BAN (Miscellaneous revenue)§	4.50	4-26-2024	550,000	551,064
American Municipal Power, Inc. City of Wapakoneta BAN (Utilities revenue)§	4.50	6-21-2024	3,470,000	3,478,230
American Municipal Power, Inc. Village of Carey (Utilities revenue)§	5.00	11-7-2024	1,160,000	1,165,627
American Municipal Power, Inc. Village of Jackson Center (Miscellaneous revenue)§	4.63	8-9-2024	675,000	677,312
American Municipal Power, Inc. Village of Pioneer (Utilities revenue)§	5.00	11-14-2024	1,475,000	1,482,330
City of Hamilton (GO revenue)§	4.50	12-19-2024	3,500,000	3,526,444
Dublin City School District (GO revenue)§	5.00	12-18-2024	3,750,000	3,790,597
Ohio Water Development Authority (Water & sewer revenue)	3.75	2-1-2024	10,000,000	10,000,000
Ohio Water Development Authority (Water & sewer revenue)	3.78	3-1-2024	10,000,000	10,000,000
Yellow Springs Exempt Village School District (GO revenue)§	5.00	6-12-2024	7,500,000	7,535,004
				42,206,608
Variable rate demand notes ø: 3.67%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series C (Health revenue, Bank of Montreal LOC)	3.20	6-1-2034	3,110,000	3,110,000
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)	4.30	12-1-2046	11,995,000	11,995,000
Mizuho Floater/Residual Trust Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.65	5-1-2039	3,770,000	3,770,000
RBC Municipal Products, Inc. Trust Series 2022-C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.59	1-15-2037	8,000,000	8,000,000
Residual Interest Bond Floater Trust Various States Series 2017-003 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.85	11-15-2045	14,395,000	14,395,000
State of Ohio Series C (Housing revenue)	3.70	10-1-2036	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	4.62	2-15-2047	5,800,000	5,800,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1330 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.65	2-10-2026	5,450,000	5,450,000
				59,020,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Oregon: 1.43%
Other municipal debt : 1.31%
State of Oregon Department of Transportation (Transportation revenue)	3.59%	3-14-2024	$5,000,000	$5,000,000
State of Oregon Housing & Community Services Department Series D (Housing revenue)§	3.55	9-28-2024	16,000,000	16,000,000
				21,000,000
Variable rate demand notes ø: 0.12%
State of Oregon Housing & Community Services Department Series B (Housing revenue, Sumitomo Mitsui Banking Corp. LOC)	4.91	7-1-2037	1,925,000	1,925,000
Pennsylvania: 3.38%
Other municipal debt : 1.92%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	3.77	2-1-2024	10,000,000	10,000,000
School District of Philadelphia Series A (Miscellaneous revenue)§	5.00	6-28-2024	20,800,000	20,865,322
				30,865,322
Variable rate demand notes ø: 1.46%
County of Lehigh Lehigh Valley Health Network Obligated Group Series B (Health revenue, Bank of America NA LOC)	4.89	7-1-2049	550,000	549,949
Delaware Valley Regional Finance Authority Series D (Miscellaneous revenue, TD Bank N.A. LOC)	3.80	11-1-2055	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2020-MIZ9051 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95	11-1-2034	1,390,390	1,390,390
Pennsylvania EDFA Talen Energy Supply LLC Series B (Utilities revenue, MUFG Bank Limited LOC)	4.90	12-1-2038	12,000,000	12,000,000
Pennsylvania Turnpike Commission (Transportation revenue, TD Bank N.A. LOC)	4.70	12-1-2039	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	9-1-2031	2,500,000	2,500,000
				23,440,339
South Carolina: 2.97%
Other municipal debt : 0.62%
South Carolina Association of Governmental Organizations Series B (Miscellaneous revenue, Certificate of Participation)§	5.00	3-1-2024	10,000,000	10,010,956
Variable rate demand notes ø: 2.35%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.92	6-1-2028	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.92	7-1-2028	11,000,000	11,000,000
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.59%	12-1-2056	$3,385,000	$3,385,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	10-1-2029	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	10-1-2029	2,730,000	2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.58	3-1-2029	6,670,000	6,670,000
				37,785,000
Tennessee: 2.44%
Other municipal debt : 1.87%
City of Memphis (Miscellaneous revenue)	3.58	3-6-2024	10,000,000	10,000,000
Vanderbilt University (Health revenue)	3.32	10-16-2024	5,000,000	5,000,000
Vanderbilt University (Health revenue)	3.55	2-16-2024	15,000,000	15,000,000
				30,000,000
Variable rate demand notes ø: 0.57%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1421 (Miscellaneous revenue, Bank of America N.A. LIQ)144A	4.58	11-1-2052	6,700,000	6,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.60	11-1-2029	2,500,000	2,500,000
				9,200,000
Texas: 13.36%
Other municipal debt : 7.06%
City of Austin (Utilities revenue)	3.50	3-6-2024	10,000,000	10,000,000
City of Garland (GO revenue)	3.31	3-7-2024	14,000,000	14,000,000
City of Houston (Water & sewer revenue)	3.55	2-20-2024	15,000,000	15,000,000
City of San Antonio (Utilities revenue)	3.50	10-18-2024	19,400,000	19,400,000
County of Harris (GO revenue)	3.60	2-21-2024	19,640,000	19,640,000
Harris County Cultural Education Facilities Finance Corp. (Health revenue)	3.25	2-1-2024	20,000,000	20,000,000
Texas Transportation Commission State Highway Fund Series A (Tax revenue)§	5.00	4-1-2024	450,000	451,152
University of Texas Permanent University Fund (Education revenue)	3.50	6-25-2024	15,000,000	15,000,000
				113,491,152
Variable rate demand notes ø: 6.30%
City of Houston Combined Utility System Revenue Series B-3 (Water & sewer revenue, Sumitomo Mitsui Banking Corp. LOC)	4.77	5-15-2034	550,000	550,000
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	3.62	6-1-2041	20,000,000	20,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
State of Texas (GO revenue, FHLB SPA)	3.50%	12-1-2050	$2,500,000	$2,500,000
State of Texas Series C (GO revenue, FHLB SPA)	3.80	6-1-2042	1,425,000	1,425,000
State of Texas Series D (GO revenue, FHLB SPA)	3.50	6-1-2045	3,500,000	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	3.15	10-1-2041	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (Health revenue, TD Bank N.A. LOC)	3.19	10-1-2041	1,700,000	1,700,000
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	4.95	6-15-2056	38,210,000	38,210,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1448 (GO revenue, Bank of America N.A. LIQ)144A	4.58	2-15-2052	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	4.58	8-15-2052	3,040,000	3,040,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.67	12-1-2055	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1664 (Airport revenue, Bank of America N.A. LIQ)144A	4.58	10-15-2056	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3089 (GO revenue, Barclays Bank plc LIQ)144A	4.58	8-15-2047	4,630,000	4,630,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3128 (GO revenue, UBS AG LIQ)144A	4.57	8-15-2053	2,370,000	2,370,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	4.58	2-1-2053	2,000,000	2,000,000
Texas Transportation Commission State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	4.56	4-1-2032	7,900,000	7,900,000
				101,375,000
Utah: 0.11%
Variable rate demand notes ø: 0.11%
City of Murray Intermountain Healthcare Obligated Group Series A (Health revenue)	4.40	5-15-2036	1,800,000	1,800,000
Vermont: 0.12%
Variable rate demand notes ø: 0.12%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)	3.26	7-1-2033	1,890,000	1,890,000
Virginia: 0.16%
Variable rate demand notes ø: 0.16%
FHLMC Multifamily VRD Certificates Series M031 Class A (Housing revenue, FHLMC LIQ)144A	4.58	12-15-2045	2,590,000	2,590,000
Washington: 1.75%
Other municipal debt : 0.31%
University of Washington (Education revenue)	3.75	3-12-2024	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 1.44%
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.95%	6-1-2037	$8,220,000	$8,220,000
Washington State Housing Finance Commission Series 1NMM (Housing revenue, FHLB SPA)	4.45	12-1-2048	15,000,000	15,000,000
				23,220,000
Wisconsin: 8.03%
Other municipal debt : 0.51%
State of Wisconsin (GO revenue)	3.85	3-6-2024	8,200,000	8,200,000
Variable rate demand notes ø: 7.52%
State of Wisconsin Series A (GO revenue)	4.55	5-1-2029	44,800,000	44,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.92	7-1-2029	3,595,000	3,595,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.92	11-1-2025	9,951,000	9,951,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5046 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.63	2-15-2032	6,820,000	6,820,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.90	4-1-2048	35,405,000	35,405,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, BMO Harris Bank NA SPA)	3.15	4-1-2048	10,000,000	10,000,000
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (Housing revenue, JPMorgan Chase Bank N.A. LOC)	3.65	8-15-2034	2,580,000	2,580,000
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Health revenue, Barclays Bank plc LOC)	3.20	2-15-2050	1,500,000	1,500,000
Wisconsin HEFA Medical College of Wisconsin, Inc. Series B (Education revenue, TD Bank N.A. LOC)	3.15	12-1-2033	1,000,000	1,000,000
Wisconsin Housing & EDA Housing Revenue Series B (Housing revenue, FHLB SPA)	4.45	5-1-2055	5,360,000	5,360,000
				121,011,000
Wyoming: 0.40%
Variable rate demand notes ø: 0.40%
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0544 (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of America N.A. LIQ)144A	4.58	12-1-2053	6,400,000	6,400,000
Total municipal obligations (Cost $1,574,161,669)				1,574,161,669
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
Repurchase agreements ^^: 0.93%
Citigroup Global Markets Holdings, Inc., dated 1-31-2024, maturity value $15,002,208		5.30%	2-1-2024	$15,000,000	$15,000,000
Total Repurchase agreements (Cost $15,000,000)					15,000,000
Total investments in securities (Cost $1,606,161,669)	99.84%				1,606,161,669
Other assets and liabilities, net	0.16				2,650,972
Total net assets	100.00%				$1,608,812,641

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 1.25% to 2.00%, 2-15-2025 to 4-30-2028, fair value including accrued interest is $15,300,003.

Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,606,161,669
Cash	609,904
Receivable for Fund shares sold	8,114,225
Receivable for interest	7,506,543
Receivable for investments sold	3,571,000
Prepaid expenses and other assets	267,127
Total assets	1,626,230,468
Liabilities
Payable for Fund shares redeemed	9,059,920
Payable for investments purchased	7,730,000
Dividends payable	201,314
Management fee payable	141,258
Administration fees payable	122,429
Accrued expenses and other liabilities	162,906
Total liabilities	17,417,827
Total net assets	$1,608,812,641
Net assets consist of
Paid-in capital	$1,608,760,870
Total distributable earnings	51,771
Total net assets	$1,608,812,641
Computation of net asset value per share
Net assets–Class A	$69,193,959
Shares outstanding–Class A1	69,185,428
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$70,988,850
Shares outstanding–Administrator Class[1]	70,979,470
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,388,951,833
Shares outstanding–Premier Class[1]	1,388,781,672
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$79,677,999
Shares outstanding–Service Class[1]	79,667,864
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 25

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$46,771,553
Expenses
Management fee	1,972,857
Administration fees
Class A	157,216
Administrator Class	84,473
Premier Class	864,978
Service Class	89,016
Shareholder servicing fees
Class A	188,408
Administrator Class	84,386
Service Class	69,359
Custody and accounting fees	45,821
Professional fees	89,436
Registration fees	34,847
Shareholder report expenses	31,569
Trustees’ fees and expenses	20,593
Other fees and expenses	30,024
Total expenses	3,762,983
Less: Fee waivers and/or expense reimbursements
Fund-level	(508,079)
Administrator Class	(24,359)
Premier Class	(99,829)
Net expenses	3,130,716
Net investment income	43,640,837
Net realized gains on investments	172,232
Net increase in net assets resulting from operations	$43,813,069
The accompanying notes are an integral part of these financial statements.
26 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$43,640,837		$10,231,197
Net realized gains on investments		172,232		12,276
Net increase in net assets resulting from operations		43,813,069		10,243,473
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,217,622)		(798,869)
Administrator Class		(2,728,350)		(1,212,244)
Premier Class		(36,413,333)		(7,494,148)
Service Class		(2,359,091)		(725,136)
Total distributions to shareholders		(43,718,396)		(10,230,397)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,124,070	14,124,070	34,574,722	34,574,722
Administrator Class	37,692,941	37,692,941	40,036,417	40,036,417
Premier Class	2,216,366,541	2,216,366,541	1,120,340,157	1,120,340,157
Service Class	21,953,146	21,953,146	7,338,355	7,338,355
		2,290,136,698		1,202,289,651
Reinvestment of distributions
Class A	2,171,417	2,171,417	777,346	777,346
Administrator Class	2,681,147	2,681,147	1,199,864	1,199,864
Premier Class	35,607,839	35,607,839	7,102,128	7,102,128
Service Class	712,765	712,765	172,679	172,679
		41,173,168		9,252,017
Payment for shares redeemed
Class A	(28,207,623)	(28,207,623)	(38,777,151)	(38,777,151)
Administrator Class	(65,390,803)	(65,390,803)	(53,384,885)	(53,384,885)
Premier Class	(1,677,701,650)	(1,677,701,650)	(872,135,804)	(872,135,804)
Service Class	(11,690,560)	(11,690,560)	(4,484,446)	(4,484,446)
		(1,782,990,636)		(968,782,286)
Net increase in net assets resulting from capital share transactions		548,319,230		242,759,382
Total increase in net assets		548,413,903		242,772,458
Net assets
Beginning of period		1,060,398,738		817,626,280
End of period		$1,608,812,641		$1,060,398,738
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.99%	0.99%	0.02%	0.27%	0.93%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.65%	0.66%	0.64%	0.66%
Net expenses	0.59%	0.52%*	0.12%*	0.33%*	0.60%
Net investment income	2.94%	0.97%	0.01%	0.25%	0.92%
Supplemental data
Net assets, end of period (000s omitted)	$69,194	$81,106	$84,532	$100,920	$95,632

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
28 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.29%	1.23%	0.02%	0.35%	1.23%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.38%	0.37%	0.39%
Net expenses	0.30%	0.28%*	0.11%*	0.25%*	0.30%
Net investment income	3.22%	1.21%	0.01%	0.34%	1.22%
Supplemental data
Net assets, end of period (000s omitted)	$70,989	$96,006	$108,157	$85,489	$107,457

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Premier Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.39%	1.31%	0.02%	0.40%	1.33%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.26%	0.27%	0.25%	0.27%
Net expenses	0.20%	0.20%	0.12%[3]	0.20%	0.20%
Net investment income	3.36%	1.42%	0.01%	0.38%	1.28%
Supplemental data
Net assets, end of period (000s omitted)	$1,388,952	$814,588	$559,264	$632,040	$847,871

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
30 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.22%	1.09%	0.02%	0.30%	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.55%	0.56%	0.54%	0.56%
Net expenses	0.37%	0.42%*	0.12%*	0.29%*	0.45%
Net investment income	3.17%	1.10%	0.01%	0.28%	1.06%
Supplemental data
Net assets, end of period (000s omitted)	$79,678	$68,699	$65,673	$64,183	$64,802

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 31

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
32 | Retail Money Market Funds

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$17,000,000	$0	$17,000,000
Municipal obligations	0	1,574,161,669	0	1,574,161,669
Repurchase agreements	0	15,000,000	0	15,000,000
Total assets	$0	$1,606,161,669	$0	$1,606,161,669
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Retail Money Market Funds | 33

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A  was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2024  (May 31, 2025 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $808,612,982, $622,955,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2024 and January 31, 2023 were as follows:
	Year ended January 31
	2024	2023
Ordinary income	$2,957,370	$1,829,860
Tax-exempt income	40,724,287	8,400,537
Long-term capital gain	36,739	14,623
34 | Retail Money Market Funds

Notes to financial statements
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$93,290	$188,964	$19,149
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Retail Money Market Funds | 35

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring National Tax-Free Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
36 | Retail Money Market Funds

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $36,739 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2024.
For the fiscal year ended January 31, 2024, $2,931,229 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, $26,141 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 93% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 37

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

38 | Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Retail Money Market Funds | 39

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40 | Retail Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-dtfyud29 03-24
AR0452 01-24

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied in 2023 as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 gained 20.82%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned a more modest 5.88%, while the MSCI EM Index (Net) (USD)3 had a loss of 2.94%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.10%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -0.18%, the Bloomberg Municipal Bond Index6 gained 2.90%, and the ICE BofA U.S. High Yield Index7 returned a more robust 9.28%.
Despite high inflation and central bank rate hikes, markets rallied.
After a rally in January 2023, prior to the 12-month period, markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
“ The collapse of Silicon Valley Bank in March led to a bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and the ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. On a more positive note, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for stocks and bonds. Key global and domestic indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
4 | Government Money Market Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Government Money Market Funds | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of January 31, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (PIVXX)	7-28-2003	4.68	1.56	0.96	0.60	0.58
Administrator Class (WTPXX)	3-31-2008	4.94	1.72	1.09	0.35	0.34
Institutional Class (PISXX)	8-11-1995	5.09	1.81	1.18	0.23	0.20
Roberts & Ryan Class (RRTXX)[3]	10-20-2023	5.06	1.80	1.18	0.23	0.20
Select Class (WTLXX)[4]	3-15-2019	5.15	1.85	1.20	0.19	0.14
Service Class (PRVXX)	10-1-1985	4.83	1.65	1.03	0.52	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.20% for
Roberts & Ryan Class, 0.14% for Select Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Roberts & Ryan
Class shares and Institutional Class shares have the same expenses.

[4]
Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

Yield summary (%) as of January 31, 2024
	Class A	Administrator Class	Institutional Class	Roberts & Ryan Class	Select Class	Service Class
7-day current yield[1]	4.82	5.06	5.20	5.20	5.26	4.95
7-day compound yield	4.94	5.19	5.33	5.34	5.40	5.07
30-day simple yield	4.82	5.06	5.20	5.20	5.26	4.95
30-day compound yield	4.93	5.18	5.32	5.33	5.39	5.06

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.81%, 5.06%, 5.18%, 5.18%, 5.22% and 4.89% for Class A,
Administrator Class, Institutional Class, Roberts & Ryan Class, Select Class and Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Short-term interest rates rose another 1.00% during the fiscal year that ended January 31, 2024, as the U.S. Federal Reserve (Fed) attempted to reduce inflation by raising its target range for the federal funds rate from 4.25% to 4.50% at the beginning of the year to 5.25% to 5.50% at year-end. This represented a continuation of the inflation fight that began the preceding year, when the Fed raised rates to 4.25% off the zero lower bound. By tightening monetary policy, the Fed intended to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce the rate of inflation. The Fed also continued to allow the U.S. Treasury and mortgage-backed securities in its portfolio to mature without reinvestment—which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening—throughout the year.
Portfolio composition as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
By the end of the year, the Fed judged it had made significant progress in bringing the inflation rate down and concluded it was likely done raising rates. After beginning the fiscal year at 5.4%, the Personal Consumption Expenditures Price Index,† the Fed’s preferred price measure, ended the fiscal year at 2.6%, much closer to its target of 2%. Inflation fell but economic growth was strong, with gross domestic product growth averaging 3.1% over calendar-year 2023. In addition, the labor market was resilient in the face of higher interest rates, with the unemployment rate rising only 0.2%, from 3.5% to 3.7%, over the fiscal year. Overall, as of the end of the year, the Fed appeared to have lowered inflation without significantly impairing the job market.
Interest rates on all categories of government money market securities rose nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 4.66% at the beginning of the 12-month period before rising to 5.27% at fiscal year-end. Similarly, 6-month T-bills yielded 4.78% and 5.11% at the beginning and end of the fiscal year, respectively. The yields on repurchase agreements (repos) also continued to rise as the Fed increased rates. Overnight Treasury repo rates, as measured by the Fed’s Secured Overnight Financing Rate, began the period at 4.31% and ended it at 5.32%.
Our investment strategy remained consistent throughout the year. We invested in T-bills and U.S. Treasury notes—including floating-rate notes—as well as repos collateralized by Treasury securities while taking into account the Fund’s overall level of liquidity and average maturity.
Effective maturity distribution as of January 31, 2024[1]

59%
1-7 day(s)
5%
8-29 days
2%
30-59 days
6%
60-89 days
11%
90-179 days
4%
180-269 days
13%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
The Fed had to raise interest rates higher and hold them there longer than most market participants had anticipated. The robust fiscal and monetary responses to the pandemic had preserved demand, while the pandemic had impaired complex supply chains. That imbalance spurred the spike in inflation, which the Fed has spent the past two years addressing. Inflation’s decline over the past year has led the Fed to conclude it is probably done raising rates and will likely be reducing them sometime in the upcoming year. Risks remain two-sided. Wage pressures driven by a still-strong labor market may buoy services inflation and arrest the decline in inflation, requiring the Fed to keep rates higher than markets currently project. On the other hand, the higher interest rates of the past year may still materially slow the economy, perhaps leading to a recession, which could result in more significant rate cuts. Apart from interest rates, the Fed has signaled that it may slow its quantitative tightening sometime in the next year as it seeks to arrive at a balance sheet size sufficient for it to maintain tight control over monetary policy.
Weighted average maturity as of January 31, 2024[1]
42 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

†	The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

Government Money Market Funds | 7

Performance highlights (unaudited)
Weighted average life as of January 31, 2024[1]
85 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8 | Government Money Market Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.61	$2.96	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Administrator Class
Actual	$1,000.00	$1,025.85	$1.74	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Institutional Class
Actual	$1,000.00	$1,026.57	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Roberts & Ryan Class
Actual	$1,000.00	$1,026.27	$0.56	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,026.87	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,025.28	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Government Money Market Funds | 9

Portfolio of investments—January 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 62.30%
Australia & New Zealand Banking Group Ltd., dated 1-31-2024, maturity value $2,000,295,284(01)	5.32%	2-1-2024	$1,999,999,728	$1,999,999,728
Barclays Bank PLC, dated 1-31-2024, maturity value $1,990,293,525(02)	5.31	2-1-2024	1,990,000,000	1,990,000,000
Citigroup Global Markets Holdings, Inc., dated 1-31-2024, maturity value $150,022,083(03)	5.30	2-1-2024	150,000,000	150,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $1,000,147,778(04)	5.32	2-1-2024	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $1,000,147,778(05)	5.32	2-1-2024	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $1,500,221,667(06)	5.32	2-1-2024	1,500,000,000	1,500,000,000
Fixed Income Clearing Corp., dated 1-31-2024, maturity value $2,000,308,673(07)	5.32	2-1-2024	2,000,013,116	2,000,013,116
ING Financial Markets LLC, dated 1-25-2024, maturity value $100,103,250(08)	5.31	2-1-2024	100,000,000	100,000,000
ING Financial Markets LLC, dated 1-31-2024, maturity value $200,029,556(09)	5.32	2-1-2024	200,000,000	200,000,000
MUFG Securities Americas, dated 12-22-2023, maturity value $402,510,667(10)	5.38	2-2-2024	400,000,000	400,000,000
MUFG Securities EMEA PLC, dated 1-31-2024, maturity value $1,569,231,863(11)	5.32	2-1-2024	1,569,000,000	1,569,000,000
NatWest Group PLC, dated 1-31-2024, maturity value $400,059,000(12)	5.31	2-1-2024	400,000,000	400,000,000
NatWest Group PLC, dated 1-31-2024, maturity value $1,751,806,875(13)	5.31	2-7-2024	1,750,000,000	1,750,000,000
Societe Generale, dated 1-9-2024, maturity value $1,001,032,500(14)	5.31	2-6-2024	1,000,000,000	1,000,000,000
Societe Generale, dated 1-30-2024, maturity value $603,020,333(15)	5.33	2-20-2024	600,000,000	600,000,000
Societe Generale, dated 1-8-2024, maturity value $200,949,333(16)	5.34	2-9-2024	200,000,000	200,000,000
Societe Generale, dated 1-17-2024, maturity value $100,504,333(17)	5.34	2-12-2024	100,000,000	100,000,000
Standard Chartered Bank, dated 1-31-2024, maturity value $2,000,295,556(18)	5.32	2-1-2024	2,000,000,000	2,000,000,000
Total repurchase agreements (Cost $17,959,012,844)				17,959,012,844
U.S. Treasury securities: 39.15%
U.S. Treasury Bills☼	4.67	1-23-2025	240,000,000	229,075,849
U.S. Treasury Bills☼	4.70	12-26-2024	60,000,000	57,467,797
U.S. Treasury Bills%%☼	4.97	6-4-2024	200,000,000	196,600,237
U.S. Treasury Bills%%☼	5.10	8-1-2024	150,000,000	146,207,007
U.S. Treasury Bills☼	5.11	7-25-2024	100,000,000	97,557,413
U.S. Treasury Bills☼	5.12	7-11-2024	210,000,000	205,269,283
U.S. Treasury Bills☼	5.15	7-5-2024	30,000,000	29,346,029
U.S. Treasury Bills☼	5.18	6-27-2024	120,000,000	117,502,225
U.S. Treasury Bills☼	5.26	5-28-2024	240,000,000	235,961,550
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—January 31, 2024

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	5.26%	6-6-2024	$380,000,000	$373,122,815
U.S. Treasury Bills☼	5.27	5-14-2024	180,000,000	177,330,325
U.S. Treasury Bills☼	5.27	5-21-2024	200,000,000	196,832,963
U.S. Treasury Bills☼	5.27	6-13-2024	100,000,000	98,085,169
U.S. Treasury Bills☼	5.29	5-7-2024	260,000,000	256,392,106
U.S. Treasury Bills☼	5.29	10-3-2024	200,000,000	192,913,716
U.S. Treasury Bills☼	5.30	4-23-2024	300,000,000	296,434,481
U.S. Treasury Bills☼	5.30	4-30-2024	300,000,000	296,133,321
U.S. Treasury Bills☼	5.30	5-23-2024	180,000,000	177,081,614
U.S. Treasury Bills☼	5.32	4-2-2024	180,000,000	178,402,817
U.S. Treasury Bills☼	5.32	4-9-2024	150,000,000	148,516,372
U.S. Treasury Bills☼	5.33	4-16-2024	150,000,000	148,361,563
U.S. Treasury Bills☼	5.33	5-30-2024	300,000,000	294,801,353
U.S. Treasury Bills☼	5.34	5-9-2024	170,000,000	167,567,912
U.S. Treasury Bills☼	5.35	3-19-2024	100,000,000	99,313,565
U.S. Treasury Bills☼	5.35	5-16-2024	140,000,000	137,851,146
U.S. Treasury Bills☼	5.36	2-8-2024	50,000,000	49,948,764
U.S. Treasury Bills☼	5.36	3-26-2024	125,000,000	124,012,438
U.S. Treasury Bills☼	5.37	2-1-2024	50,000,000	50,000,000
U.S. Treasury Bills☼	5.37	2-15-2024	50,000,000	49,897,236
U.S. Treasury Bills☼	5.38	3-12-2024	100,000,000	99,412,444
U.S. Treasury Bills☼	5.39	3-7-2024	50,000,000	49,742,264
U.S. Treasury Bills☼	5.39	3-21-2024	50,000,000	49,639,101
U.S. Treasury Bills☼	5.39	3-28-2024	50,000,000	49,587,311
U.S. Treasury Bills☼	5.40	3-14-2024	50,000,000	49,690,250
U.S. Treasury Bills☼	5.40	4-25-2024	175,000,000	172,832,567
U.S. Treasury Bills☼	5.41	5-2-2024	270,000,000	266,369,669
U.S. Treasury Bills☼	5.42	2-27-2024	100,000,000	99,614,839
U.S. Treasury Bills☼	5.42	3-5-2024	100,000,000	99,511,307
U.S. Treasury Bills☼	5.42	4-11-2024	450,000,000	445,338,292
U.S. Treasury Bills☼	5.43	4-18-2024	265,000,000	261,974,534
U.S. Treasury Bills☼	5.44	2-6-2024	100,000,000	99,925,722
U.S. Treasury Bills☼	5.44	2-20-2024	100,000,000	99,717,507
U.S. Treasury Bills☼	5.44	2-29-2024	50,000,000	49,791,886
U.S. Treasury Bills☼	5.44	4-4-2024	50,000,000	49,532,050
U.S. Treasury Bills☼	5.45	2-13-2024	150,000,000	149,731,875
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±	5.33	7-31-2024	130,000,000	129,999,985
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±	5.42	7-31-2025	160,000,000	159,892,881
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	5.43	10-31-2024	300,000,000	299,781,648
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##	5.46	4-30-2025	785,000,000	785,172,195
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.46	10-31-2025	600,000,000	599,616,699
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±	5.49	1-31-2025	550,000,000	550,092,431
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Portfolio of investments—January 31, 2024

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±		5.54%	1-31-2026	$180,000,000	$180,000,000
U.S. Treasury Notes		0.38	8-15-2024	250,000,000	243,491,103
U.S. Treasury Notes		0.63	10-15-2024	170,000,000	164,472,598
U.S. Treasury Notes		0.75	11-15-2024	240,000,000	231,897,038
U.S. Treasury Notes		1.13	1-15-2025	160,000,000	154,561,682
U.S. Treasury Notes		1.38	1-31-2025	60,000,000	57,999,745
U.S. Treasury Notes		1.50	10-31-2024	15,000,000	14,590,926
U.S. Treasury Notes		1.50	11-30-2024	30,000,000	29,168,723
U.S. Treasury Notes		1.75	12-31-2024	170,000,000	165,020,160
U.S. Treasury Notes		2.25	11-15-2024	71,000,000	69,377,857
U.S. Treasury Notes		2.25	12-31-2024	250,000,000	244,287,620
U.S. Treasury Notes		2.38	8-15-2024	100,000,000	98,388,836
U.S. Treasury Notes		3.00	7-31-2024	130,000,000	128,428,566
U.S. Treasury Notes		4.38	10-31-2024	60,000,000	59,531,166
Total U.S. treasury securities (Cost $11,286,170,543)					11,286,170,543
Total investments in securities (Cost $29,245,183,387)	101.45%				29,245,183,387
Other assets and liabilities, net	(1.45)				(417,602,962)
Total net assets	100.00%				$28,827,580,425

^^	Collateralized by:
(01) U.S. government securities, 0.88% to 5.00%, 5-31-2024 to 8-15-2047, fair value including accrued interest is $2,020,375,390.
(02) U.S. government securities, 0.13% to 2.38%, 4-15-2025 to 7-15-2031, fair value including accrued interest is $2,029,800,055.
(03) U.S. government securities, 1.25% to 2.00%, 2-15-2025 to 4-30-2028, fair value including accrued interest is $153,000,031.
(04) U.S. government securities, 2.75% to 4.13%, 4-30-2027 to 11-15-2032, fair value including accrued interest is $1,020,000,037.
(05) U.S. government securities, 0.00% to 4.38%, 2-15-2024 to 11-15-2052, fair value including accrued interest is $1,020,000,000.
(06) U.S. government securities, 0.50% to 3.50%, 2-28-2026 to 5-15-2032, fair value including accrued interest is $1,530,000,000.
(07) U.S. government securities, 0.00% to 4.75%, 7-31-2025 to 5-15-2044, fair value including accrued interest is $2,040,013,379.
(08) U.S. government securities, 0.00% to 5.00%, 2-27-2024 to 2-15-2043, fair value including accrued interest is $102,000,060.
(09) U.S. government securities, 0.00% to 5.49%, 2-22-2024 to 11-15-2050, fair value including accrued interest is $204,000,082.
(10) U.S. government securities, 0.13% to 5.33%, 2-29-2024 to 5-31-2030, fair value including accrued interest is $408,000,031.
(11) U.S. government securities, 0.00% to 4.00%, 3-31-2024 to 8-15-2049, fair value including accrued interest is $1,600,380,000.
(12) U.S. government securities, 0.00% to 5.54%, 2-15-2024 to 11-15-2052, fair value including accrued interest is $408,000,030.
(13) U.S. government securities, 0.00% to 5.46%, 2-15-2024 to 11-15-2033, fair value including accrued interest is $1,785,000,009.
(14) U.S. government securities, 2.25% to 4.25%, 1-31-2026 to 11-15-2032, fair value including accrued interest is $1,020,000,092.
(15) U.S. government securities, 0.75% to 4.63%, 8-15-2025 to 11-15-2032, fair value including accrued interest is $612,000,049.
(16) U.S. government securities, 0.50% to 5.00%, 8-31-2025 to 8-15-2048, fair value including accrued interest is $204,000,010.
(17) U.S. government securities, 0.38% to 3.75%, 1-31-2026 to 5-31-2030, fair value including accrued interest is $102,000,004.
(18) U.S. government securities, 0.00% to 5.49%, 2-29-2024 to 5-15-2053, fair value including accrued interest is $2,040,000,013.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of assets and liabilities—January 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$11,286,170,543
Investments in repurchase agreements, at amortized cost	17,959,012,844
Cash	142,216
Receivable for interest	12,176,762
Receivable for Fund shares sold	2,717,945
Prepaid expenses and other assets	606,769
Total assets	29,260,827,079
Liabilities
Payable for when-issued transactions	342,807,242
Dividends payable	71,831,298
Payable for Fund shares redeemed	12,456,733
Management fee payable	2,674,927
Administration fees payable	1,952,602
Accrued expenses and other liabilities	1,523,852
Total liabilities	433,246,654
Total net assets	$28,827,580,425
Net assets consist of
Paid-in capital	$28,827,850,153
Total distributable loss	(269,728)
Total net assets	$28,827,580,425
Computation of net asset value per share
Net assets–Class A	$1,617,295,284
Shares outstanding–Class A1	1,617,186,860
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$24,655,663
Shares outstanding–Administrator Class[1]	24,654,013
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$16,599,118,372
Shares outstanding–Institutional Class[1]	16,598,031,914
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$101,458
Shares outstanding–Roberts & Ryan Class[1]	101,451
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$8,535,982,876
Shares outstanding–Select Class[1]	8,535,468,875
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$2,050,426,772
Shares outstanding–Service Class[1]	2,050,288,442
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of operations—year ended January 31, 2024
Statement of operations
Investment income
Interest	$1,361,129,007
Expenses
Management fee	35,012,513
Administration fees
Class A	3,374,941
Administrator Class	26,037
Institutional Class	12,492,597
Roberts & Ryan Class[1]	22
Select Class	2,946,530
Service Class	1,896,870
Shareholder servicing fees
Class A	4,052,872
Administrator Class	26,038
Service Class	3,951,812
Custody and accounting fees	961,612
Professional fees	122,847
Registration fees	532,823
Shareholder report expenses	64,798
Trustees’ fees and expenses	21,443
Other fees and expenses	455,372
Total expenses	65,939,127
Less: Fee waivers and/or expense reimbursements
Fund-level	(131,428)
Class A	(193,130)
Institutional Class	(3,410,213)
Roberts & Ryan Class[1]	(6)
Select Class	(2,946,530)
Service Class	(976,348)
Net expenses	58,281,472
Net investment income	1,302,847,535
Net realized gains on investments	134,191
Net increase in net assets resulting from operations	$1,302,981,726
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Year ended January 31, 2024		Year ended January 31, 2023
Operations
Net investment income		$1,302,847,535		$383,755,971
Net realized gains on investments		134,191		65,128
Net increase in net assets resulting from operations		1,302,981,726		383,821,099
Distributions to shareholders from
Net investment income and net realized gains
Class A		(74,300,517)		(25,565,870)
Administrator Class		(1,258,552)		(440,511)
Institutional Class		(779,368,224)		(254,685,515)
Roberts & Ryan Class		(1,451)[1]		N/A
Select Class		(372,944,731)		(79,109,378)
Service Class		(75,165,216)		(23,980,373)
Total distributions to shareholders		(1,303,038,691)		(383,781,647)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,090,907,697	18,090,907,697	17,653,453,173	17,653,453,173
Administrator Class	56,931,747	56,931,747	67,085,431	67,085,431
Institutional Class	82,912,347,680	82,912,347,680	77,346,516,193	77,346,516,193
Roberts & Ryan Class	100,000 [1]	100,000 [1]	N/A	N/A
Select Class	156,674,927,496	156,674,927,496	118,255,756,477	118,255,756,477
Service Class	15,675,394,045	15,675,394,045	15,792,269,840	15,792,269,840
		273,410,608,665		229,115,081,114
Reinvestment of distributions
Class A	17,914,143	17,914,143	7,430,854	7,430,854
Administrator Class	1,247,377	1,247,377	440,411	440,411
Institutional Class	237,882,496	237,882,496	72,488,135	72,488,135
Roberts & Ryan Class	1,451 [1]	1,451 [1]	N/A	N/A
Select Class	271,578,262	271,578,262	48,607,896	48,607,896
Service Class	26,167,185	26,167,185	5,927,465	5,927,465
		554,790,914		134,894,761
Payment for shares redeemed
Class A	(17,961,213,574)	(17,961,213,574)	(18,612,631,923)	(18,612,631,923)
Administrator Class	(60,292,856)	(60,292,856)	(158,305,822)	(158,305,822)
Institutional Class	(80,023,008,819)	(80,023,008,819)	(78,931,733,518)	(78,931,733,518)
Select Class	(153,976,003,636)	(153,976,003,636)	(117,099,644,309)	(117,099,644,309)
Service Class	(15,066,838,947)	(15,066,838,947)	(15,789,038,356)	(15,789,038,356)
		(267,087,357,832)		(230,591,353,928)
Net increase (decrease) in net assets resulting from capital share transactions		6,878,041,747		(1,341,378,053)
Total increase (decrease) in net assets		6,877,984,782		(1,341,338,601)
Net assets
Beginning of period		21,949,595,643		23,290,934,244
End of period		$28,827,580,425		$21,949,595,643
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.68%	1.51%	0.01%	0.12%	1.56%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.62%	0.61%	0.61%	0.61%
Net expenses	0.59%	0.50%*	0.06%*	0.25%*	0.60%
Net investment income	4.58%	1.33%	0.01%	0.11%	1.53%
Supplemental data
Net assets, end of period (000s omitted)	$1,617,295	$1,469,727	$2,421,542	$1,537,192	$1,379,059

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.94%	1.71%	0.01%	0.16%	1.83%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.26%*	0.06%*	0.24%*	0.34%
Net investment income	4.83%	1.10%	0.01%	0.16%	1.84%
Supplemental data
Net assets, end of period (000s omitted)	$24,656	$26,770	$117,556	$143,745	$137,102

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.09%	1.84%	0.01%	0.21%	1.97%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.19%*	0.06%*	0.18%*	0.20%
Net investment income	4.99%	1.84%	0.01%	0.16%	1.95%
Supplemental data
Net assets, end of period (000s omitted)	$16,599,118	$13,471,949	$14,984,670	$15,879,274	$11,295,226

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net realized gains	(0.00)[3]
Total distributions to shareholders	(0.01)
Net asset value, end of period	$1.00
Total return[4]	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%
Net expenses	0.20%
Net investment income	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Select Class	2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [2]	0.02	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.02	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	5.15%	1.89%	0.01%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.19%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.06%[5]	0.14%	0.14%
Net investment income	5.06%	1.87%	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$8,535,983	$5,565,461	$4,360,652	$3,118,274	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
Service Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.83%	1.62%	0.01%	0.14%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.45%	0.40%*	0.06%*	0.23%*	0.45%
Net investment income	4.75%	1.60%	0.01%	0.12%	1.71%
Supplemental data
Net assets, end of period (000s omitted)	$2,050,427	$1,415,688	$1,406,514	$1,416,203	$1,168,901

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually.  Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.  Dividend sources are estimated at the time of declaration.  The tax character of distributions is determined as of the Fund’s fiscal year end.  Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
22 | Government Money Market Funds

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$17,959,012,844	$0	$17,959,012,844
U.S. Treasury securities	0	11,286,170,543	0	11,286,170,543
Total assets	$0	$29,245,183,387	$0	$29,245,183,387
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Government Money Market Funds | 23

Notes to financial statements
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2024, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A and Roberts & Ryan Class) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
24 | Government Money Market Funds

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended January 31, 2024.
5.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2024 and January 31, 2023 were as follows:
	Year ended January 31
	2024	2023
Ordinary income	$1,302,973,563	$383,781,647
Long-term capital gain	65,128	0
As of January 31, 2024, distributable earnings on a tax basis consisted of $71,701,859 in undistributed ordinary income.
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Treasury Plus Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 27, 2024
26 | Government Money Market Funds

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $65,128 was designated as a 20% rate gain distribution for the fiscal year ended
January 31, 2024.
For the fiscal year ended January 31, 2024, $1,277,668,978 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, $134,191 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2024, 23% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 27

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Government Money Market Funds | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Government Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02012024-ugrsuc8a 03-24
AR0453 01-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023
Audit fees	$298,230	$323,880
Audit-related fees	—	$7,400
Tax fees (1)	$15,610	$15,050
All other fees	—	—

	$313,840	$346,330

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

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If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

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ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 27, 2024